A N N U A L  R E P O R T


SELIGMAN
PORTFOLIOS,
INC.


December 31, 1997

SELIGMAN
PORTFOLIOS,
INC.

                                                             February 6, 1998

Dear Contract Owner:

   J. & W. Seligman & Co. Incorporated, as Manager of Seligman Portfolios, Inc., is pleased to provide the enclosed audited financial statements and accompanying information for Seligman Portfolios, Inc., the underlying investment vehicle for your policy, for the 12 months ended December 31, 1997.

   Nineteen ninety-seven was the seventh year of economic expansion in the US, with real domestic growth of 3.8%. Consumer price inflation slowed to under 2%, interest rates moved steadily lower, productivity rose, and unemployment levels reached 27-year lows. Meanwhile, the federal budget deficit virtually disappeared and corporate profits posted a third consecutive year of strong gains.

   The domestic equity markets, as measured by the Dow Jones Industrial Average
(DJIA), posted returns in excess of 20% for a third consecutive year -- a feat unmatched in the DJIA's 101-year history. However, the majority of the market advances occurred in the first seven months of the year, as the Asian financial crisis increased uncertainty in the last quarter. Overall, large-capitalization stocks continued to drive the market advances. Despite a brief rally in May, and strong results when the equity markets broadened in the third quarter, the valuations and performance of small-capitalization stocks continued to trail those of large-cap stocks.

   Although there were occasional setbacks due to fears of inflation and the possibility of Federal Reserve Board interventions, 1997 was also a successful year for the fixed-income markets. Once the effect of the March adjustment in the federal funds rate subsided, yields progressively trended downward and prices improved. The yield on the benchmark 30-year US Treasury bond ended the year at 5.92%, significantly lower than the 6.64% yield on December 31, 1996. Indicating a flattening of the yield curve, the yield on the benchmark three-month US Treasury bill reached 5.34% by year end, somewhat higher than the 5.17% yield on December 31, 1996.

   Going forward, the outlook for US corporate profits in 1998 is more uncertain due to expectations of modest economic growth and the unforeseeable effects of the Asian crisis. There is also a risk of temporary price deflation linked to the Asian crisis, as those economies seek to export their way out of trouble. Barring problems caused by the tightness of the labor market, we expect a continuation of the current low-inflation and low-interest-rate environment, but no deflation.

   Internationally, 1997 was dominated by the continuing and worsening economic and financial crisis in Asia. By year end, the crisis, which started in Thailand, had spread throughout Asia to much larger economies such as South Korea. The Japanese economy was also very weak, and stock markets throughout Asia fell very sharply. Thus far, Europe has taken an optimistic view of these events, and with the background of falling inflation and interest rates, stock markets have performed very well. Looking forward, the problems in Asia are unlikely to be resolved quickly. Therefore, our international strategy will continue to favor the European area as a whole, with investments in some selected emerging markets.

   Thank you for your continued confidence in Seligman Portfolios, Inc. We look forward to serving your investment needs in the years ahead.

                                     Respectfully,

                                     /s/ William C. Morris
                                    ----------------------
                                     William C. Morris
                                     Chairman
                                     J. & W. Seligman & Co. Incorporated

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Portfolio Overview (unaudited)
------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1997

                                            Principal Amount
                                               or Shares
                                          ---------------------
                                                       Holdings
Additions                                 Increase     12/31/97
---------                                 --------     --------

SELIGMAN BOND PORTFOLIO
US Government Securities

US Treasury Bonds
  8-3/4%, 5/15/2020.................      $  100,000   $  500,000
US Treasury Bonds
  6-5/8%, 2/15/2027.................       1,400,000    1,400,000
US Treasury Notes
  6-1/4%, 6/30/2002.................         200,000      200,000

Corporate Bonds

Associates Corp. of
  North America 6-1/2%,
  8/15/2002.........................         200,000      200,000
First Data 6-3/8%, 12/15/2007.......         200,000      200,000


                                               Principal Amount
                                                   or Shares
                                             ----------------------
                                                           Holdings
Reductions                                   Decrease      12/31/97
----------                                   --------      --------

Corporate Bonds

Cott 8-1/2%, 5/1/2007..............          $200,000         --
Harman International
  7.32%, 7/1/2007..................           200,000         --
Norfolk Southern 6.95%,
  5/1/2002.........................           200,000         --


                                            Principal Amount
                                               or Shares
                                          ---------------------
                                                       Holdings
Additions                                 Increase     12/31/97
---------                                 --------     --------
SELIGMAN CAPITAL PORTFOLIO
Common Stocks

American Skiing....................        13,400 shs.  13,400 shs.
CapStar Hotel......................         6,400        6,400
Dial...............................        14,000       14,000
Fresh Del Monte Produce............        21,200       21,200
Gulfstream Aerospace...............        10,600       10,600
Jones Apparel Group................         9,600        9,600
Ocwen Financial....................         5,500       10,200 (1)
Schwab (Charles)...................         6,100       14,800 (2)
SouthTrust.........................         4,500        4,500
Synopsys...........................         8,200        8,200


                                               Principal Amount
                                                   or Shares
                                             ----------------------
                                                           Holdings
Reductions                                   Decrease      12/31/97
----------                                   --------      --------
Common Stocks

Columbia/HCA Healthcare............         7,900 shs.     --
ENSCO International................         8,600 (3)      --
Lowe's.............................         6,900          --
Newbridge Networks.................         5,900          --
Quantum............................        11,800          --
Reynolds & Reynolds (Class A)......        14,400          --
Santa Fe International.............         5,500          --
Sterling Commerce..................         8,900          --
Symantec...........................        13,900        6,200 shs.
WorldCom...........................        10,200          --


                                            Principal Amount
                                               or Shares
                                          ---------------------
                                                       Holdings
Additions                                 Increase     12/31/97
---------                                 --------     --------
SELIGMAN COMMON STOCK PORTFOLIO
Common Stocks

Ameritech..........................        10,500 shs.  10,500 shs.
Anheuser-Busch.....................        23,300       23,300
Bristol-Myers Squibb...............         9,000       13,000
Exxon..............................        16,100       16,100
Merck..............................         8,300        8,300
Microsoft..........................         6,300        6,300
Mobil..............................        13,500       13,500
Philip Morris......................        23,300       23,300
RJR Nabisco Holdings...............        30,400       34,800
Unicom.............................        29,200       29,200


                                               Principal Amount
                                                   or Shares
                                             ----------------------
                                                           Holdings
Reductions                                   Decrease      12/31/97
----------                                   --------      --------
Common Stocks

Burlington Northern Santa Fe.......         4,000 shs.    --
Colgate-Palmolive..................        10,400         --
Corning............................         9,200         --
FPL Group..........................         7,200         --
General Re.........................         2,200        1,300 shs.
Guidant............................         7,000 (4)     --
KEMET..............................        15,000         --
Minnesota Mining & Manufacturing...         4,000         --
NationsBank........................        11,628         --
Pitney Bowes.......................         4,100         --

-------------------
See footnotes on page P-7.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Portfolio Overview (unaudited) (continued)
------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1997

                                                 Shares
                                          ---------------------
                                                       Holdings
Additions                                 Increase     12/31/97
---------                                 --------     --------
SELIGMAN COMMUNICATIONS AND
INFORMATION PORTFOLIO
Common Stocks

Atmel..............................        19,700       19,700
Cisco Systems......................        17,300       34,950 (5)
Creative Technology................        52,700       81,700
Excel Switching....................        50,000       50,000
First Data.........................        46,100       46,100
Gartner Group (Class A)............        47,100       47,100
Gateway 2000.......................        22,000       22,000
Lattice Semiconductor..............        19,300       43,200
Sanmina............................        17,900       17,900
Teradyne...........................        26,100       62,800


                                                    Shares
                                             ----------------------
                                                           Holdings
Reductions                                   Decrease      12/31/97
----------                                   --------      --------
Common Stocks

Advanced Micro Devices.............           56,000          --
Altera.............................           13,700         9,700
BMC Software.......................           30,100          --
InTEST.............................          100,000          --
MAXIMUS............................           50,000          --
Quantum............................           68,800          --
SCI Systems........................           26,200 (6)      --
Veeco Instruments..................           20,500          --
Western Digital....................           40,800          --
WorldCom...........................           26,000          --


                                                 Shares
                                          ---------------------
                                                       Holdings
Additions                                 Increase     12/31/97
---------                                 --------     --------
SELIGMAN FRONTIER PORTFOLIO
Common Stocks

Anchor Gaming.....................          7,800        7,800
Avant!............................         16,900       16,900
BISYS Group.......................         13,600       13,600
Burr-Brown........................         16,500       16,500
Castle Dental Centers.............         55,000       55,000
CCA Prison Realty Trust...........         12,800       12,800
Credence Systems..................         14,000       24,500
JP Foodservice....................         17,100       17,100
KEMET.............................         20,200       31,600
PMC-Sierra........................         21,300       21,300


                                                     Shares
                                             ----------------------
                                                           Holdings
Reductions                                   Decrease      12/31/97
----------                                   --------      --------
Common Stocks

Administaff.........................          25,000          --
American Disposal Services..........          15,000          --
American Medserve...................          25,000          --
BDM International...................          15,020          --
CalEnergy...........................          11,000        17,360
Education Management................          15,300          --
Electronics for Imaging.............          12,100          --
Memtec (ADRs).......................          18,700          --
ProMedCo Management.................          50,000          --
Sybron International................          12,280          --

------------------
See footnotes on page P-7.

                            Seligman Portfolios, Inc.

SELIGMAN HENDERSON GLOBAL GROWTH
OPPORTUNITIES PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1997


                                                 Shares
                                          ---------------------
                                                       Holdings
Additions                                 Increase     12/31/97
---------                                 --------     --------
Common Stocks

Astra...........................            3,935         3,935
Bristol-Myers Squibb............              900           900
Compaq Computer.................            1,100         1,100
Dayton Hudson...................            1,100         1,100
Elan (ADRs).....................            1,525         1,525
General Electric................            1,100         1,100
Merck...........................              800           800
PepsiCo.........................            2,000         2,000
Sairgroup.......................               70            70
Secom...........................            1,000         1,000


                                                    Shares
                                             ----------------------
                                                           Holdings
Reductions                                   Decrease      12/31/97
----------                                   --------      --------
Common Stocks

Boston Scientific...............               1,000          --
Columbia/HCA Healthcare.........               1,300          --
Empresas ICA Sociedad
  Controladora (ADRs)...........               3,000          --
Essilor International...........                 185          --
HFS.............................                 800          --
Richter Gedeon (GDRs)...........                 480          --
SGS-Thompson Microelectronics...                 845          --
Sol Melia.......................               1,380          --
Sun International Hotels........               1,200          --
WorldCom........................               1,600          --


DIVERSIFICATION OF NET ASSETS*

December 31, 1997

                                                                                                            Percent of
                                                          Issues         Cost              Value           Net Assets
                                                          ------      -----------        -----------        ----------
Common Stocks

Aerospace.........................................            1       $    57,040        $   53,945            1.0
Automotive and Related............................            3           160,110           155,887            2.9
Business Goods and Services.......................            7           380,263           369,032            6.8
Computer and Technology Related...................           11           502,361           523,174            9.6
Construction and Property.........................            2            79,584            92,374            1.7
Consumer Goods and Services.......................            7           437,898           483,145            8.9
Diversified.......................................            2           147,400           180,087            3.3
Drugs and Health Care.............................            9           584,325           601,322           11.0
Electric and Gas Utilities........................            2            36,821            33,053            0.6
Electronics.......................................            5           178,646           179,637            3.3
Entertainment and Leisure.........................            6           322,147           337,452            6.2
Financial Services................................           10           461,334           492,528            9.0
Industrial Goods and Services.....................            4           149,829           153,783            2.8
Manufacturing and Industrial Equipment............            3            51,939            46,260            0.9
Publishing........................................            1            69,528            72,835            1.3
Resources.........................................            4           205,545           234,131            4.3
Restaurants.......................................            1            48,081            49,551            0.9
Retailing.........................................            4           156,889           158,435            2.9
Support Services..................................            2           102,202           102,063            1.9
Telecommunications................................            9           410,963           438,583            8.1
Tobacco...........................................            1            68,003           105,379            1.9
Transportation....................................            5           242,434           245,379            4.5
                                                            ---        ----------        ----------          -----
                                                             99         4,853,342         5,108,035           93.8
Other Assets Less Liabilities.....................            3           311,694           341,197            6.2
                                                            ---        ----------        ----------          -----
Net Assets........................................          102        $5,165,036        $5,449,232          100.0
                                                            ===        ==========        ==========          =====

------------------
See footnotes on page P-7.

                           Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Portfolio Overview (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL
SMALLER COMPANIES PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1997


                                                 Shares
                                          ---------------------
                                                       Holdings
Additions                                 Increase     12/31/97
---------                                 --------     --------
Common Stocks

Burr-Brown........................          3,700       3,700
CCA Prison Realty Trust...........          2,800       2,800
Cognex............................          5,400       5,400
Jacor Communications..............          2,900       2,900
JP Foodservice....................          4,000       4,000
OM Group..........................          3,000       3,000
PMTServices.......................          6,200       6,200
Prodega...........................            229         229
Tag Heuer (ADRs)..................            730         730
Telinfo...........................          2,400       2,400



                                                    Shares
                                             ----------------------
                                                           Holdings
Reductions                                   Decrease      12/31/97
----------                                   --------      --------
Common Stocks

Administaff.......................            10,000          --
American Disposal Services........             5,000          --
BDM International.................             3,700          --
CalEnergy.........................             3,800         3,900
Ekornes...........................            15,600        13,800
Electro Scientific Industries.....             2,790          --
Hucke.............................             5,692          --
Iro...............................             9,170          --
Memtec (ADRs).....................             7,900          --
Watson Pharmaceuticals............             2,400 (7)     2,400


DIVERSIFICATION OF NET ASSETS*
December 31, 1997

                                                                                                            Percent of
                                                          Issues          Cost              Value           Net Assets
                                                          ------      -----------        -----------        ----------
Common Stocks

Advertising.....................................              3        $  332,515        $  399,939            2.0
Automotive Parts Manufacturing..................              7           488,958           556,943            2.7
Building Materials..............................              2           318,799           281,589            1.4
Business Goods and Services.....................             25         1,879,192         2,087,593           10.1
Capital Goods...................................              7           507,814           465,509            2.3
Chemicals.......................................              6           259,115           236,466            1.2
Computer Software...............................             13           717,295         1,048,185            5.1
Construction and Property.......................             12         1,181,329         1,290,162            6.3
Consumer Goods and Services.....................             18         1,314,520         1,396,910            6.8
Distributors....................................              1            26,658            23,003            0.1
Drugs and Health Care...........................             21         1,278,865         1,339,976            6.5
Electric Utilities..............................              2            38,030            30,775            0.2
Electrical Distribution.........................              2           127,601           126,962            0.6
Electronics.....................................             14         1,213,511         1,172,633            5.8
Energy..........................................              6           221,396           187,912            0.9
Financial Services..............................             15           851,650           938,692            4.6
Independent Power Producers.....................              2           297,731           254,925            1.2
Industrial Goods and Services...................             10           682,042           626,775            3.1
Leisure and Hotels..............................              6           370,366           312,915            1.5
Manufacturing...................................             26         1,623,564         1,568,366            7.6
Media...........................................             11           905,681         1,088,566            5.3
Medical Products and Technology.................              7           396,287           389,564            1.9
Metals..........................................              4           357,935           181,386            0.9
Paper and Printing..............................              3           148,885           108,942            0.5
Restaurants.....................................              4           208,308           294,008            1.4
Retailing.......................................             16         1,079,276           840,621            4.1
Support Services................................              3           275,541           329,339            1.6
Technology......................................              8           680,801           763,323            3.7
Telecommunications..............................              7           423,150           317,972            1.6
Transportation..................................              6           526,611           534,503            2.6
Veterinary Products.............................              1           140,050           111,666            0.5
Miscellaneous...................................              2            28,800            34,033            0.2
                                                            ---       -----------       -----------          -----
                                                            270        18,902,276        19,340,153           94.3
Other Assets Less Liabilities...................              3         1,196,072         1,164,437            5.7
                                                            ---       -----------       -----------          -----
Net Assets......................................            273       $20,098,348       $20,504,590          100.0
                                                            ===       ===========       ===========          =====

-----------------
See footnotes on page P-7.

                                       P-4

                            Seligman Portfolios, Inc.

SELIGMAN HENDERSON GLOBAL
TECHNOLOGY PORTFOLIO

LARGEST PORTFOLIO CHANGES

During the Six Months Ended December 31, 1997


                                                 Shares
                                          ---------------------
                                                       Holdings
Additions                                 Increase     12/31/97
---------                                 --------     --------
Common Stocks

AMF Bowling........................         9,000       9,000
CMG................................         3,000       3,000
CMP Media (Class A)................         3,400       3,400
Creative Technology................         2,500       2,500
Electronics for Imaging............         1,300       1,300
Kulicke & Soffa Industries.........         2,200       2,200
MMC Networks.......................         6,000       6,000
Parametric Technology..............         1,000       1,300
Philips Electronics................         1,150       1,150
Rhone-Poulenc......................         1,200       1,200

                                                    Shares
                                             ----------------------
                                                           Holdings
Reductions                                   Decrease      12/31/97
----------                                   --------      --------
Common Stocks

Advanced Micro Devices.............             600           --
Asyst Technologies.................             900 (8)       --
BMC Software.......................             400           --
Canon..............................           1,000          1,000
DSP Communications.................           1,300           --
Nokia..............................             345            175
Quantum............................           1,000           --
Rohm...............................           1,000           --
Siliconware Precision
  Industries (GDRs)................           1,000          2,150
TDK................................           1,000           --


DIVERSIFICATION OF NET ASSETS*
December 31, 1997

                                                                                                            Percent of
                                                          Issues          Cost              Value           Net Assets
                                                          ------      -----------        -----------        ----------
Common Stocks

Computer and Business Services.................              10        $  382,825        $  504,678           13.7
Computer Hardware/Peripherals..................               9           412,961           381,408           10.3
Computer Software..............................              13           516,393           554,388           15.0
Distributors...................................               2            61,114            46,173            1.3
Electronics....................................              14           478,288           351,826            9.5
Electronics Capital Equipment..................              11           423,677           329,622            8.9
Media..........................................               1            58,650            58,650            1.6
Medical Products and Technology................               4           154,518           152,888            4.2
Networking/Communications Infrastructure.......               7           205,843           245,739            6.7
Semiconductors.................................               6           225,652           194,907            5.3
Telecommunications.............................               7           146,098           139,538            3.8
Miscellaneous..................................               1           175,500           225,000            6.1
                                                             --        ----------        ----------          -----
                                                             85         3,241,519         3,184,817           86.4
Other Assets Less Liabilities..................               3           501,411           501,411           13.6
                                                             --        ----------        ----------          -----
Net Assets.....................................              88        $3,742,930        $3,686,228          100.0
                                                             ==        ==========        ==========          =====

--------------------
See footnotes on page P-7.

                                        P-5

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Portfolio Overview (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON
INTERNATIONAL PORTFOLIO

LARGEST PORTFOLIO CHANGES

During the Six Months Ended December 31, 1997


                                                 Shares
                                          ---------------------
                                                       Holdings
Additions                                 Increase     12/31/97
---------                                 --------     --------
Common Stocks

Astra..........................             5,233       5,233
Banque Nationale de Paris......             2,209       2,209
Bayerische Vereinsbank.........             1,842       1,842
Benckiser (Series B)...........             3,195       3,195
Desc (ADRs)....................             2,700       5,423
Endesa.........................             7,030       7,030
Lafarge........................             1,435       1,435
Laporte........................             7,000       7,000
Magyar Tavkozlesi Rt.
   "Matav" (ADRs)..............             6,840       6,840
Reuters Holdings...............             8,500       8,500



                                                    Shares
                                             ----------------------
                                                           Holdings
Reductions                                   Decrease      12/31/97
----------                                   --------      --------
Common Stocks

CSK.............................               2,600         1,700
East Japan Railway..............                  19             7
Empresas ICA Sociedad
  Controladora (ADRs)...........               5,130          --
Metro...........................               2,110 (9)      --
Michelin (Class B)..............               1,579          --
Murata Manufacturing............               5,000          --
Pioneer Electronic..............               8,000         3,000
Sumitomo Metal Industries.......              69,000          --
Toshiba.........................              31,000        11,000
VEBA............................               1,687          --

SELIGMAN INCOME PORTFOLIO (continued)

DIVERSIFICATION OF NET ASSETS*
December 31, 1997

                                                                                                            Percent of
                                                          Issues          Cost              Value           Net Assets
                                                          ------      -----------        -----------        ----------
Common Stocks

Banking........................................              11        $  744,309        $  880,710            9.6
Building Materials.............................               1            60,524            48,030            0.5
Business Services..............................               3            88,766            65,237            0.7
Chemicals......................................               5           410,262           421,622            4.6
Construction and Property......................              10           297,793           248,107            2.7
Consumer Products..............................               3            75,809            75,261            0.8
Electronics....................................               3           219,255           192,065            2.1
Financial Services.............................               3           200,266           227,548            2.5
Health and Household...........................               8           572,770           648,592            7.1
Industrial Goods and Services..................               9           538,456           574,495            6.3
Insurance......................................               5           425,131           513,065            5.6
Leisure and Hotels.............................               2           232,003           290,834            3.2
Manufacturing..................................               7           441,357           425,313            4.6
Media..........................................               6           334,597           363,196            4.0
Metals.........................................               3           248,425           213,184            2.3
Resources......................................              11           695,831           873,220            9.5
Restaurants....................................               1            25,850            22,083            0.2
Retailing......................................               8           412,345           473,857            5.2
Telecommunications.............................              13           859,756         1,039,096           11.3
Tobacco........................................               2           166,560           184,100            2.0
Transportation.................................               5           280,393           332,580            3.6
Utilities......................................               5           476,206           522,045            5.7
Miscellaneous..................................               3            30,076            26,606            0.2
                                                            ---        ----------        ----------          -----
                                                            127         7,836,740         8,660,846           94.3
Other Assets Less Liabilities..................             ---           521,619           521,619            5.7
                                                            ---        ----------        ----------          -----
Net Assets.....................................             127        $8,358,359        $9,182,465          100.0
                                                            ===        ==========        ==========          =====

--------------------
See footnotes on page P-7.

                                       P-6

                           Seligman Portfolios, Inc.

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1997

                                            Principal Amount
                                               or Shares
                                          ---------------------
                                                       Holdings
Additions                                 Increase     12/31/97
---------                                 --------     --------

SELIGMAN HIGH-YIELD BOND PORTFOLIO

Corporate Bonds

Advanced Micro Devices
  11%, 8/1/2003.......................     $200,000     $200,000
Ameristar Casino 10-1/2%, 8/1/2004....      200,000      200,000
Digital Television 12-1/2%, 8/1/2007..      225,000      225,000
GCI 9-3/4%, 8/1/2007..................      170,000      170,000
Intermedia Capital Partners IV
  11-1/4%, 8/1/2006...................      250,000      500,000
Nextel Communications 0%
  (10.65%), 9/15/2007.................      350,000      350,000
Paging Network 10%, 10/15/2008........      250,000      450,000
Powertel 11-1/8%, 6/1/2007............      185,000      225,000
Price Communications Wireless
  11-3/4%, 7/15/2007..................      250,000      250,000
RCN 10%, 10/15/2007...................      190,000      190,000


                                               Principal Amount
                                                   or Shares
                                             ----------------------
                                                           Holdings
Reductions                                   Decrease      12/31/97
----------                                   --------      --------

Corporate Bonds

Berry Plastics 12-1/4%, 4/15/2004......      $400,000         --
Comcast 10-5/8%, 7/15/2012.............       100,000      $ 50,000
Commnet Cellular 11-1/4%, 7/1/2005.....       150,000         --
Fonorola 12-1/2%, 8/15/2002............       200,000         --
Midland Cogeneration Venture
  11-3/4%, 7/23/2005...................       125,000       125,000
Pierce Leahy 11-1/8%, 7/15/2006........       155,000        75,000
Plitt Theaters 10-7/8%, 6/15/2004......       125,000       125,000
Spinnaker Industries
  10-3/4%, 10/15/2006..................       150,000         --
Syratech 11%, 4/15/2007................       150,000         --
S.D. Warren 12%, 12/15/2004............       150,000         --


                                            Principal Amount
                                               or Shares
                                          ---------------------
                                                       Holdings
Additions                                 Increase     12/31/97
---------                                 --------     --------

SELIGMAN INCOME PORTFOLIO
Common Stocks

American General...................        3,200 shs.   3,200 shs.
AMP................................        3,300        3,300
Atlantic Richfield.................        2,600        2,600
Exxon..............................        3,000        3,000
PepsiCo............................        3,700        3,700
Sara Lee...........................        3,200        3,200

Convertible Preferred Stocks
Federal-Mogul 7%...................        4,000        4,000

Corporate Bonds
Associates Corp. of North America
  6-1/2%, 8/15/2002................     $300,000     $300,000

US Government Securities
US Treasury Notes 6-1/4%,
   6/30/2002.......................      500,000      500,000
US Treasury Notes 6-5/8%,
   5/15/2007.......................      500,000      500,000


                                               Principal Amount
                                                   or Shares
                                             ----------------------
                                                           Holdings
Reductions                                   Decrease      12/31/97
----------                                   --------      --------
Common Stocks

Bell Atlantic........................        2,700 shs.    1,300 shs.
CNF Transportation...................       10,000            --
ConAgra..............................        3,141         5,000
GATX.................................        4,047         1,700
Inland Steel Industries..............        5,406            --

Convertible Preferred Stocks
Greenfield Capital Trust 6%..........        3,000            --
Unocal 6-1/4%........................        4,464            --

Corporate Bonds
Harman International Industries
  7.32%, 7/1/2007....................     $300,000            --
Norfolk Southern 6.95%,
   5/1/2002..........................      300,000            --
Time Warner 9-1/8%, 1/15/2013........      300,000            --

-------------------
Largest portfolio changes from the previous midyear to the current year-end are based on cost of purchases and proceeds from sales of securities.

* "Diversification of Net Assets" is included for the Seligman Global Portfolios because their portfolio holdings are listed by country rather than by industry in the "Portfolios of Investments".

(1) Includes 4,700 shares received as a result of a 2-for-1 stock split.
(2) Includes 2,900 shares received as a result of a 3-for-2 stock split.
(3) Includes 4,300 shares received as a result of a 2-for-1 stock split.
(4) Includes 3,500 shares received as a result of a 2-for-1 stock split.
(5) Includes 11,650 shares received as a result of a 3-for-2 stock split.
(6) Includes 13,100 shares received as a result of a 2-for-1 stock split.
(7) Includes 1,200 shares received as a result of a 2-for-1 stock split.
(8) Includes 300 shares received as a result of a 2-for-1 stock split.
(9) Includes 1,231 shares received as a result of a 2-for-1 stock split.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Annual Performance Overview
------------------------------------------------------------------------------

   The following charts compare a $10,000 hypothetical investment made in each of the Portfolios of Seligman Portfolios, Inc. (with the exception of Seligman Cash Management Portfolio), since inception through December 31, 1997, to a $10,000 hypothetical investment made in the appropriate benchmark indices and averages for the same period. Accompanying each chart is a discussion of the investment strategy and sector performance that affected the Portfolio during the past year.

Seligman Bond Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                                      Lipper
                                  Lehman Bros.    Corporate Debt
                  Seligman         Government       BBB-Rated
    Date       Bond Portfolio      Bond Index     Funds Average
 6/21/88            10000
 6/30/88            10000            10000            10000
 9/30/88            10100            10169            10206
12/31/88            10101            10265            10337
 3/31/89            10121            10373            10463
 6/30/89            10670            11207            11102
 9/30/89            10691            11300            11162
12/31/89            10979            11725            11331
 3/31/90            10797            11580            11123
 6/30/90            11119            11985            11479
 9/30/90            11162            12085            11351
12/31/90            11653            12748            11779
 3/31/91            11924            13025            12269
 6/30/91            12094            13201            12537
 9/30/91            12727            13953            13269
12/31/91            13352            14701            13955
 3/31/92            13121            14444            13944
 6/30/92            13485            15016            14496
 9/30/92            14081            15757            15207
12/31/92            14099            15764            15216
 3/31/93            14548            16476            16064
 6/30/93            14879            16952            16645
 9/30/93            15249            17503            17265
12/31/93            15224            17444            17369
 3/31/94            14787            16919            16767
 6/30/94            14622            16726            16417
 9/30/94            14742            16796            16522
12/31/94            14708            16855            16509
 3/31/95            15216            17649            17304
 6/30/95            16263            18743            18604
 9/30/95            16596            19075            19048
12/31/95            17530            19947            19970
 3/31/96            16942            19496            19484
 6/30/96            16875            19589            19562
 9/30/96            17043            19918            19983
12/31/96            17546            20500            20713
 3/31/97            17422            20334            20562
 6/30/97            17989            21040            21397
 9/30/97            18557            21744            22217
12/31/97            19122            22466            22784

                                      Average Annual Total Returns+

                                                            Since
                                       One Yr.  Five Yrs. Inception
     Seligman Bond Portfolio            8.98%     6.29%     7.04%
     Lehman Brothers

     Government Bond Index              9.59      7.34      8.88*
     Lipper Corporate Debt BBB-Rated
     Funds Average                     10.00      8.41      9.05*

     *From June 30, 1988.


   Nineteen ninety-seven was a year of solid economic growth accompanied by disinflation (a slowdown in the rate of inflation). However, it took time for bond market participants to be convinced that solid economic growth could coexist with low inflation. This sentiment was shared by the Federal Reserve Board, which raised the federal funds rate by 25 percentage points in March. The tightening of monetary policy drove the benchmark 30-year US Treasury bond yield higher, peaking at 7.17% in April. However, as the year progressed, bond yields traded lower as it became evident that the rate of inflation was declining. In the fixed-income markets, positive sentiment gained additional momentum during the fourth quarter, as the Asian crisis led to a surge in demand for US Treasury securities.

   After the Fed raised the federal funds rate to 5.5% late in the first quarter, the Portfolio's maturities were shortened in anticipation of further monetary tightening and robust economic growth. This was a successful strategy until economic activity moderated in the second quarter. Thereafter, the bond market reversed course and rallied through July. The Portfolio lagged its peers during the rally but closed the gap in the fourth quarter, when the Portfolio's maturities were lengthened. Longer maturities were purchased in response to the disinflationary trend, the surging US dollar, and the Asian financial crisis.

   As we enter 1998, the Portfolio's longer maturities remain in the portfolio, as the activity in the global financial markets is expected to slow the US economy. The Fed may indeed need to lower interest rates to counter the effects of the Asian crisis on the US economy. Further, the declining budget deficit could reduce the need for the US Treasury to issue securities. If US Treasury issuance declined, the balance of supply and demand would be altered, with greater capital chasing fewer bonds. Any of these events could lead to further declines in bond yields and to positive returns for the Portfolio.

Seligman Capital Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

              Seligman   Lipper Capital                             Russell
               Capital    Appreciation             Lipper MidCap     MidCap
    Date      Portfolio  Funds Average   S&P 500   Funds Average  Growth Index
 6/21/88        10000
 6/30/88        10000        10000        10000        10000        10000
 9/30/88        10090         9879        10034         9740         9621
12/31/88        10060         9955        10344         9810         9680
 3/31/89        10240        10732        11077        10588        10290
 6/30/89        10840        11630        12056        11516        11301
 9/30/89        12040        12827        13347        12824        12654
12/31/89        11717        12604        13622        12562        12727
 3/31/90        11344        12248        13212        12502        12279
 6/30/90        12715        12963        14043        13506        13330
 9/30/90         9720        10798        12113        10867        10632
12/31/90        11344        11503        13199        12000        12074
 3/31/91        13597        13596        15116        14679        14861
 6/30/91        13778        13439        15082        14514        14630
 9/30/91        15455        14599        15888        15897        15830
12/31/91        18042        15941        17220        17620        17753
 3/31/92        16842        16005        16784        17662        17212
 6/30/92        15601        15441        17103        16581        16411
 9/30/92        16791        15804        17642        17177        17289
12/31/92        19268        17405        18529        19579        19298
 3/31/93        19904        18125        19339        19914        19472
 6/30/93        19552        18684        19434        20461        19474
 9/30/93        20846        20034        19935        22006        20787
12/31/93        21514        20594        20398        22527        21458
 3/31/94        20837        19911        19625        21833        20793
 6/30/94        19010        19069        19707        20714        19878
 9/30/94        20736        20363        20671        22437        21289
12/31/94        20526        20047        20666        22254        20993
 3/31/95        21802        21382        22679        23812        23263
 6/30/95        23112        23367        24845        25913        25131
 9/30/95        25196        25652        26820        28708        27606
12/31/95        26102        26371        28435        29138        28125
 3/31/96        27853        27942        29962        30903        29939
 6/30/96        29761        29327        31307        32532        31059
 9/30/96        30479        29981        32275        33601        32115
12/31/96        29891        30847        34966        34330        33043
 3/31/97        28696        29831        35904        32254        31837
 6/30/97        32617        34031        42172        37311        36523
 9/30/97        36444        38525        45331        42726        41633
12/31/97        36259        37057        46633        41256        40489


                                                Average Annual Total Returns+

                                                                       Since
                                                One Yr.   Five Yrs.  Inception
     Seligman Capital Portfolio                  21.31%    13.48%     14.47%
     Lipper Capital Appreciation Funds Avg.**    20.13     16.32      14.77*
     Lipper Mid Cap Funds Average                20.18     16.08      16.07*
     Russell Midcap Growth Index                 22.53     15.97      15.84*
     S&P 500**                                   33.36     20.27      17.58*

 * From June 30, 1988.

** Seligman Capital Portfolio will no longer be compared to the Lipper Capital
   Appreciation Funds Average after December 31, 1997, because the Portfolio invests primarily in mid-capitalization securities. Seligman Capital Portfolio will also no longer be compared to the Standard & Poor's 500 Composite Stock Price Index (S&P 500) after December 31, 1997, for the same reason.

   The economic expansion continued in 1997, supporting strong corporate earnings and low interest rates. While the financial markets responded, reaching new highs, large-capitalization stocks were the primary beneficiaries of the ideal economic background. Despite high valuations, investors moved more assets into large-caps due to the liquidity found there. This trend was only reinforced by the Asian financial crisis. While mid-capitalization stocks did not experience the same run-up in valuations as was found among their large-cap counterparts, they still performed well for the year.

--------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-16.

                            Seligman Portfolios, Inc.
-----------------------------------------------------------------------------
                                                            December 31, 1997
-----------------------------------------------------------------------------
Seligman Capital Portfolio (continued)

   While we continued to identify and invest in growth stocks selling at attractive valuations, a significant restructuring of the Portfolio took place in 1997. Large-cap holdings that had been long-term positions in the portfolio were sold. The Portfolio is now more firmly placed in the mid-cap asset class. Exceptional companies with leading market shares and strong earnings prospects were selected, which enhanced investment performance.

   Specifically, the Portfolio's investments in the financial area improved the Portfolio's results relative to its peer group. Healthy economic growth, low inflation, and consolidation during the year benefited the Portfolio's financial services and savings and loan companies. Another area that improved results was energy. Here, the Portfolio's weighting was increased to participate in the accelerating earnings growth found in the sector. On the other hand, the Portfolio's technology holdings performed poorly, as the Asian debacle resulted in decreased orders for many mid-cap technology companies in the fourth quarter. Mid-cap health care services companies also had a poor year, due to deteriorating fundamentals. While both the technology and the health care sectors experienced weakness in 1997, they each offer lower valuations and good recovery potential.

   Going forward, the valuations and growth opportunities found in mid-cap stocks still offer significant value relative to large-cap stocks. As mid-cap companies tend to have a greater portion of operations linked to the domestic markets, they are less exposed to the eventual repercussions of the Asian financial crisis than large multinational companies. We believe that this difference in international exposure, combined with more attractive valuations and greater future earnings growth potential, could attract investor attention to mid-cap stocks in 1998.

Seligman Common Stock Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                   Seligman         Lipper
                 Common Stock   Growth & Income
    Date          Portfolio      Funds Average       S&P 500
 6/21/88            10000            10000            10000
 6/30/88            10000            10000            10000
 9/30/88            10190            10036            10034
12/31/88            10180            10250            10344
 3/31/89            10581            10912            11077
 6/30/89            11223            11683            12056
 9/30/89            12317            12689            13347
12/31/89            12635            12685            13622
 3/31/90            12522            12378            13212
 6/30/90            13315            13015            14043
 9/30/90            10965            11280            12113
12/31/90            12237            12123            13199
 3/31/91            14425            13853            15116
 6/30/91            14287            13826            15082
 9/30/91            15281            14598            15888
12/31/91            16295            15646            17220
 3/31/92            16604            15661            16784
 6/30/92            16472            15709            17103
 9/30/92            17146            16099            17642
12/31/92            18272            17068            18529
 3/31/93            18928            17866            19339
 6/30/93            19127            18027            19434
 9/30/93            19608            18662            19935
12/31/93            20454            19101            20398
 3/31/94            19621            18521            19625
 6/30/94            19730            18468            19707
 9/30/94            20727            19259            20671
12/31/94            20463            18963            20666
 3/31/95            21933            20504            22679
 6/30/95            23314            22142            24845
 9/30/95            24769            23759            26820
12/31/95            26044            24908            28435
 3/31/96            27832            26351            29962
 6/30/96            29097            27236            31307
 9/30/96            29654            28039            32275
12/31/96            31273            30161            34966
 3/31/97            31627            30502            35904
 6/30/97            35654            34891            42172
 9/30/97            38345            38060            45331
12/31/97            37938            38361            46633

                                               Average Annual Total Returns+

                                                                    Since
                                               One Yr.  Five Yrs. Inception
     Seligman Common Stock Portfolio            21.31%    15.73%    15.01%
     Lipper Growth and Income Funds Average     27.19     17.58     15.19*
     S&P 500                                    33.36     20.27     17.58*

     *From June 30, 1988.

   While the equity markets ended the year on a down note, overtaken by concerns that future corporate earnings would be impacted by the Asian financial crisis, the year as a whole was a success. The Portfolio was well positioned to participate in the appreciation of the equity markets in 1997 and saw particularly improved relative results in the third quarter when the markets broadened. However, in the fourth quarter, as domestic and foreign investors funneled assets into the largest US stocks, the Portfolio's results relative to the S&P 500 were dampened.

   Seligman Common Stock Portfolio continues to offer investors lower volatility than the S&P 500. We have been restructuring the portfolio to further enhance these attributes. The number of common stocks in the Portfolio was selectively reduced from more than 100 in June to just under 80 at this time. We continue to identify attractively-valued stocks with the potential for accelerating earnings that have a significant yield advantage relative to other companies in their industry. The average price-to-earnings ratio of the issues in the Portfolio remains lower than the S&P 500 while the issues provide higher projected earnings growth.

   The Portfolio's holdings in the aerospace/defense and machinery and industrial equipment industries were most beneficial to overall results. Two other areas of strength were found in health care and financial stocks. Pharmaceutical stocks benefited from the success of new products and the growth of sales, and financial stocks were supported by the low-interest-rate environment, consolidation in the industry, and the growth of the retirement industry.

   The two most significant areas of weakness in the Portfolio were in electric and gas utilities and technology-related stocks such as electronics and semiconductors. Utility stocks were underweighted in the Portfolio because their valuations were high relative to their earnings growth and this dampened results when these stocks rallied. In technology, stocks suffered from the negative earnings reports of several industry leaders and valuations were further reduced by the developing Asian financial crisis.

   It is likely that a difficult investment environment will persist in 1998 and that the potential slowdown in the rate of economic expansion will increase the importance of sound stock selection. If, as we expect, investors pay greater attention to valuations and earnings records in 1998, Seligman Common Stock Portfolio should benefit, as it holds companies with strong earnings records, good future earnings growth potential, and reasonable valuations as well as attractive dividend yields.
--------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-16.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Annual Performance Overview (continued)
------------------------------------------------------------------------------

Seligman Communications and Information Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                   Seligman          Lipper
               Communications &    Science &
                 Information      Technology
    Date          Portfolio      Funds Average       S&P 500
 9/30/94            10000            10000            10000
10/11/94            10000            10000            10000
12/31/94            10440            10632             9998
 3/31/95            11030            11344            10972
 6/30/95            14690            13643            12020
 9/30/95            16950            15820            12975
12/31/95            14464            14931            13756
 3/31/96            13618            15032            14495
 6/30/96            13993            16063            15146
 9/30/96            15139            17373            15614
12/31/96            15739            18166            16916
 3/31/97            14271            16520            17370
 6/30/97            16961            19541            20402
 9/30/97            22018            23299            21930
12/31/97            19237            20102            22560

                                               Average Annual Total Returns+

                                                                 Since
                                                    One Yr.    Inception
     Seligman Communications
     and Information Portfolio                       22.22%      22.49%
     Lipper Science & Technology Funds Average       10.65       23.93*
     S&P 500                                         33.36       28.40*

     *From September 30, 1994.


   During 1997, technology stocks were subject to wide fluctuations, with selloffs from February to May and again in November and December. The last quarter of the year was the most difficult, as negative earnings announcements from bellwether stocks and fears regarding the impact of the Asian crisis on the sector led to a pronounced selloff. Semiconductor companies, which had performed strongly until October, experienced the greatest depreciation due to the perception that they were most vulnerable to reductions in Asian demand for high-technology products. Further, the growing popularity of low-cost personal computers (PCs) caused concern regarding the future profitability of PC manufacturers.

   The Portfolio, however, performed very well relative to its peer group, supported by the performance of its radio broadcasting stocks, which benefited from a strong advertising market and continued consolidation. Also improving results were enterprise storage stocks, companies that provide access to data such as inventory, which benefited from insatiable storage demand, stable pricing, and gains in market share.

   The weakest area in the portfolio was the networking industry, which was affected by the slowdown in the industry's growth, a decline in product prices, and a delay in the introduction of the new 56 Kilobit modem standard, which hurt overall modem sales.

   Several issues are currently impacting the technology sector's performance. First, 1998 growth projections for worldwide semiconductor capital equipment spending have fallen dramatically. Second, memory chips experienced a second consecutive year of significant price declines in 1997, and after the onset of the Asian financial crisis, South Korean chip companies announced large cuts to their capital spending plans for 1998. Third, sub-$1,000 PCs are demonstrating growing popularity. While the trend toward cheaper PCs benefits consumers, PC resellers and retailers, and the PC companies themselves garner far less revenue and profit per unit sold. Finally, there are the broad ramifications of the Asian financial crisis on US technology stocks.

   Going forward, the Portfolio has increased its positions in the rapidly-growing sectors most likely to be unscathed by the Asian crisis. These include: enterprise storage companies; entertainment software companies; information services and computer software companies; mechanical and integrated circuit design software firms; and radio broadcasting companies. Further, although earnings-estimate revisions for technology companies have been mostly downward in the past four months, we remain optimistic regarding the Portfolio's long-term appreciation potential and anticipate a more positive environment in the second half of 1998. There are several reasons for this positive longer-term outlook: 1) The prices of US technology stocks have already been discounted and investors should begin to factor in 1999 earnings expectations by mid 1998; 2) The semiconductor capital spending cutbacks in South Korea and Japan will help restore the global chip industry's long-term health; 3) New operating systems from Microsoft and chipsets from Intel should move the PC industry back toward high-performance machines with more memory and faster processors; and 4) The dramatic improvements in communications bandwidth, likely to be seen by early 1999, should spur accelerated development of the Internet and renewed growth for technology in general.

--------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-16.

                            Seligman Portfolios, Inc.
-----------------------------------------------------------------------------
                                                             Decemer 31, 1997
-----------------------------------------------------------------------------

Seligman Frontier Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                                                      Lipper        Lipper
              Seligman       Russell     Russell     Small Cap    Small Cap
              Frontier     2000 Growth    2000      Growth Fund     Funds
    Date      Portfolio      Index        Index        Index       Average
10/11/94        10000        10000        10000        10000        10000
12/31/94        10580         9926         9814         9985         9977
 3/31/95        11300        10470        10266        10546        10552
 6/30/95        12260        11508        11228        11522        11496
 9/30/95        13780        12816        12338        12963        12848
12/31/95        14101        13005        12605        13143        13133
 3/31/96        15443        13752        13249        13884        13996
 6/30/96        17065        14556        13912        14985        15073
 9/30/96        17731        14431        13960        15174        15380
12/31/96        17476        14470        14687        15030        15752
 3/31/97        15855        12952        13928        13613        14702
 6/30/97        19203        15225        16186        15936        17218
 9/30/97        21455        17800        18595        18368        20043
12/31/97        20331        16342        17972        17292        19040

                                         Average Annual Total Returns+

                                                           Since
                                             One Yr.     Inception
     Seligman Frontier Portfolio              16.33%       24.61%
     Lipper Small Cap Funds Average           20.87        21.88*
     Lipper Small Cap Fund Index**            15.05        18.32*
     Russell 2000 Index                       22.36        19.72*
     Russell 2000 Growth Index                12.94        16.29*

     *From September 30, 1994.

** Seligman Frontier Portfolio will no longer be compared to the Lipper Small
   Cap Fund Index (formerly, the Lipper Small Company Growth Fund Index) after December 31, 1997, because it only measures the performance of 30 funds. The Manager believes that the Lipper Small Cap Funds Average is more appropriate as it represents the performance of the entire universe of funds that have similar investment objectives to the Portfolio's.

   In 1997, we witnessed continued economic growth, very little inflation, and continued appreciation in the equity markets. However, there was a significant discrepancy in the performances of large-capitalized and small-capitalized stocks, as market participants focused their attention on the largest, most liquid stocks due to their predictable earnings growth. Beginning in May, however, small-cap stocks began to outperform large-cap stocks, and the Portfolio's results improved accordingly.

   The longest period of out performance occurred in the third quarter, when the markets broadened. Two major factors played a part in this reversal: 1) The valuations of small-cap stocks remained relatively inexpensive, whereas the valuations of large-cap stocks neared 10-year highs; and 2) The projected earnings-per-share growth of small-caps remained significantly greater than that of large-caps. Another catalyst was the anticipated slowing in the earnings growth of large companies, which was partially tied to the enduring strength of the US Dollar and its negative impact on the overseas earnings of large companies.

   In the Portfolio, companies providing staffing-related services generally did well, benefiting from the new job opportunities created as the economy expanded. Corporate outsourcing also continued to grow in importance and service providers had strong results. The financial services group was instrumental to the performance of the Portfolio, as the low-interest-rate environment generally benefited these stocks. We continued to seek those financial companies with the most dynamic management teams and strong prospects for earnings growth. On the other hand, the Portfolio's drug and health care stocks had decidedly mixed results this year due to regulatory and cost-control concerns.

   We believe that the attractive earnings found in small-cap stocks should support the small-cap market in 1998. The small-cap growth stocks that are held in Seligman Frontier Portfolio are still trading at price-to-earnings ratios that are less than their projected earnings growth rates. As the Portfolio has been constructed to provide good long-term earnings growth and capital appreciation potential while maintaining reasonable valuations, it should continue to benefit from the strength of small-cap stocks.

--------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-16.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Annual Performance Overview (continued)
------------------------------------------------------------------------------

Seligman Henderson Global Growth Opportunities Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                  Seligman
                  Henderson
                Global Growth        Lipper
                Opportunities        Global            MSCI
    Date          Portfolio        Funds Avg.      World Index
  5/1/96            10000            10000            10000
 5/31/96            10000            10121            10010
 6/30/96            10010            10100            10062
 7/31/96             9480             9652             9708
 8/31/96             9790             9904             9821
 9/30/96             9810            10201            10207
10/31/96             9650            10200            10281
11/30/96             9980            10694            10859
12/31/96             9922            10702            10687
 1/31/97            10102            10942            10818
 2/28/97            10072            10980            10944
 3/31/97            10022            10784            10730
 4/30/97            10072            10922            11083
 5/31/97            10773            11599            11769
 6/30/97            11274            12074            12357
 7/31/97            11784            12669            12928
 8/31/97            11164            11987            12066
 9/30/97            11694            12703            12723
10/31/97            11043            11884            12055
11/30/97            11164            11906            12271
12/31/97            11169            12049            12422

                                                Average Annual Total Returns+

                                                                   Since
                                                     One Yr.     Inception
     Seligman Henderson Global Growth
     Opportunities Portfolio                          12.57%        6.85%
     Lipper Global Funds Average                      12.59        11.80*
     MSCI World Index                                 16.23        13.86*

     *From April 30, 1996.

   The global economic expansion and the bull market in stocks continued through 1997, though with great differences among the various regions. In the US, rapid economic growth and subdued inflation produced a powerful combination of strong earnings and falling bond yields, thereby supporting another stellar year for the stock market. In Continental Europe, low interest rates and widespread corporate re structuring boosted earnings and markets. By contrast, Asia became embroiled in financial turmoil as many of the region's currencies suffered from a substantial depreciation.

   During the year, the Portfolio's exposure to the Asian markets was significantly reduced in favor of Europe. For much of the period, the largest allocation in the Portfolio was to the Productivity theme, with technology and outsourcing stocks producing some of the best returns. Toward the end of the year, with increasing volatility in global markets and the relative weakness in demand for technology products, we shifted the allocation toward the Quality of Life theme where sectors such as health care would provide more stable growth.

   Looking ahead, Asia's malaise implies that a period of slower global growth is all but inevitable. As a result, estimates for prospective economic and earnings growth have been reduced everywhere. Unfortunately, slower growth worldwide raises economic risks in Asia and market valuation risks in Europe, and increases the risk of earnings disappointments in the US. However, in such an environment, quality growth stocks should do well. Using our thematic approach, we are increasingly focusing on such stocks for the next year.

Seligman Henderson Global Smaller Companies Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                Seligman
                Henderson
              Global Smaller  Lipper Global     MSCI       Salomon Bros
                Companies       Small Cap       World        World EM
    Date        Portfolio       Funds Avg.      Index          Index
10/11/94          10000          10000          10000          10000
12/31/94          10353           9649           9939           9724
 3/31/95          10594           9585          10417           9997
 6/30/95          10886          10373          10875          10404
 9/30/95          11860          11311          11496          11110
12/31/95          12152          11345          12057          11352
 3/31/96          13246          12199          12563          11969
 6/30/96          14589          12993          12941          12460
 9/30/96          14464          12860          13128          12459
12/31/96          14421          13155          13744          12774
 3/31/97          14196          12939          13799          12396
 6/30/97          15810          14231          15892          13793
 9/30/97          16023          15012          16363          14658
12/31/97          14915          13665          15975          13844

                                          Average Annual Total Returns+

                                                             Since
                                               One Yr.     Inception
     Seligman Henderson Global Smaller
     Companies Portfolio                        3.43%        13.20%
     Lipper Global Small Cap Funds Average      3.88         10.07*
     MSCI World Index**                        16.23         15.48*
     Salomon Brothers World EM Index            8.38         10.53*

     *From September 30, 1994.

** Seligman Henderson Global Smaller Companies Portfolio will no longer be compared to the Morgan Stanley Capital International World Index (MSCI World Index) after December 31, 1997, because this Index reflects the performance of stocks with capitalizations of all sizes, and the Portfolio invests primarily in small-capitalization stocks.

   Throughout 1997, investors were focused on liquid issues, which tend to be large-capitalization stocks. The uncertainty about the impact of the Asian turmoil on world growth only reinforced investors' preference for large companies. The performance of small-capitalization stocks was weak everywhere, with the exception of the UK--where the sterling's strength helped turn a flat local return into a positive US dollar return.

   In the US, we continued to emphasize the business services industry, due to corporate America's growing reliance on outsourcing, and we also increased the Portfolio's positions in companies that provide temporary staffing services as the economic expansion created new job opportunities. In the UK, we continued to emphasize companies with above-market earnings growth and the Portfolio benefited from the rally that took place at the beginning of 1997. In Continental Europe, investors focused on large, multinational companies, which consequently outperformed small companies.

-------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-16.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
                                                             December 31, 1997
------------------------------------------------------------------------------

Seligman Henderson Global Smaller Companies Portfolio (continued)

   In Japan, confidence in the economic recovery evaporated as the year progressed, which particularly affected the more domestically-oriented small-cap stocks. Concern about further weakness in the Japanese economy led us to reduce the Portfolio's Japanese weighting. In the Pacific region, the devaluation of the Thai baht precipitated a crisis that spread in the second half of the year, resulting in substantial reductions in the prices of large and small companies alike. We began to significantly reduce the Portfolio's weighting in the Pacific basin in June 1997, and our investments are now almost entirely in Hong Kong, Australia, and Singapore--which we believe have the strongest prospects in the region.

   Looking ahead, there is little doubt that the valuations of small caps around the world are attractive. However, the focus may remain on large companies, with small caps sidelined, at least until investors come to terms with the threat of deflation (a decline in the price of goods and services) and the implications of the Asian financial crisis.


Seligman Henderson Global Technology Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                  Seligman
                  Henderson
                    Global          Lipper
                  Technology        Global            MSCI
    Date          Portfolio        Funds Avg.      World Index
  5/1/96            10000            10000            10000
 5/31/96            10000            10121            10010
 6/30/96             9860            10100            10062
 7/31/96             8830             9652             9708
 8/31/96             9250             9904             9821
 9/30/96             9970            10201            10207
10/31/96             9880            10200            10281
11/30/96            10400            10694            10859
12/31/96            10401            10702            10687
 1/31/97            11137            10942            10818
 2/28/97            10663            10980            10944
 3/31/97             9957            10784            10730
 4/30/97            10109            10922            11083
 5/31/97            11379            11599            11769
 6/30/97            11328            12074            12357
 7/31/97            12638            12669            12928
 8/31/97            12729            11987            12066
 9/30/97            13525            12703            12723
10/31/97            12648            11884            12055
11/30/97            12779            11906            12271
12/31/97            12432            12049            12422

                                        Average Annual Total Returns+

                                                            Since
                                           One Yr.        Inception
     Seligman Henderson Global
     Technology Portfolio                   19.53%          13.94%
     Lipper Global Funds Average            12.59           11.80*
     MSCI World Index                       16.23           13.86*

     *From April 30, 1996.

   In 1997, the global technology sector continued to display considerable volatility. The first nine months of the year were marked by a sharp correction in the US technology sector from mid February through late April and, subsequently, an equally dramatic recovery. The last quarter of the year, however, was dominated by the economic crisis in Asia which produced a substantial correction in technology shares in all major markets with the exception of the UK. Over the year, the best US dollar returns were generated in the US, but good returns were also produced in Continental Europe.

   Demand in the industry remained robust for most of the year, with unit PC sales growth continuing in the double digits and healthy demand evident in the networking, software, and communications markets. In the early part of the year, the strongest performance by far was delivered by the semiconductor sector, where an upturn in orders produced some spectacular share price performance. Unfortunately, much of this was reversed in the last three months of the year. This pattern of early gains being subsequently eroded by worries about Asian demand was also a feature of the PC and wireless communications stocks. Generally, the strongest and most consistent performers during the year were our holdings in the information technology consulting area, where the approach of the year 2000 and of the single European currency have generated boom conditions for many companies.

   Throughout the year, we maintained only a very modest weighting in Asia, which was cut back even further in the third quarter. While we continue to seek buying opportunities in those markets, particularly in view of their recent collapse, the best value is still to be found in the US and in Europe. It is in these regions that we have invested the cash that was built up in the third quarter. Although the first half of 1998 may prove difficult for technology companies exposed to the PC, peripherals, and wireless markets, the stock markets have already discounted the prices of these stocks accordingly. Other areas of the technology sector are growing rapidly. We expect corporate earnings growth to slow in most countries in 1998, which may attract increased investor attention to the superior growth characteristics of the technology industry.

----------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-16.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Annual Performance Overview (continued)
------------------------------------------------------------------------------

Seligman Henderson International Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                  Seligman
                  Henderson          Lipper
                International    International        EAFE
    Date          Portfolio        Funds Avg.         Index
  5/3/93            10000            10000            10000
 6/30/93            10010            10002            10057
 9/30/93            10480            10875            10731
12/31/93            11440            11903            10831
 3/31/94            10987            11804            11216
 6/30/94            11399            11934            11797
 9/30/94            11751            12307            11816
12/31/94            11591            11815            11704
 3/31/95            11428            11617            11931
 6/30/95            11765            12094            12028
 9/30/95            12603            12682            12539
12/31/95            12905            12943            13057
 3/31/96            13228            13518            13443
 6/30/96            13603            14010            13666
 9/30/96            13520            13943            13659
12/31/96            13819            14497            13887
 3/31/97            13925            14687            13680
 6/30/97            15802            16322            15466
 9/30/97            15716            16530            15367
12/31/97            14973            15269            14173

                                            Average Annual Total Returns+

                                                                  Since
                                                    One Yr.     Inception
     Seligman Henderson International Portfolio      8.35%        9.04%
     MSCI EAFE Index                                 2.06         7.75*
     Lipper International Funds Average              5.32         9.48*

     *From April 30, 1993.


   Turmoil in Asia and talk of global deflation led to a fair amount of volatility and a divergence in performance across the major regions. The UK and Continental European markets closed the year at or near record highs, while Japan and Asia continued to flounder. The Portfolio's results were therefore helped by our decision to underweight both the Pacific basin and Japan.

   In 1997, the UK was one of the best performing regions, boosted by a robust domestic economy. In a global context, UK equities continue to look reasonably valued, and we increased the Portfolio's exposure there. Elsewhere in Continental Europe, performance was strong, helped by the Economic and Monetary Union (EMU) convergence story, corporate restructurings, and a spate of mergers and acquisitions. We have increased our Continental European weighting as we expect stronger economic growth and accelerating earnings going forward.

   In Japan, the market suffered from the debilitating effect of April's tax rise on the economy and from many bank and financial failures related to heavy investments in Southeast Asia. Elsewhere in Asia, 12-month losses were great, with investors focusing on economic instability and a severe regional credit crunch. Finally, amidst the volatility in world markets and fourth quarter declines, returns in the emerging markets were still quite impressive.

   Overall, uncertainty is likely to persist in Asia and the global markets seem set to remain volatile early in 1998. However, we believe the Asian crisis will not derail the global economic recovery and while the Asian and Japanese equity markets will probably remain depressed in the next few months, both have significant upside potential over the longer term. In the near term, Continental Europe, the UK, Latin America, and Emerging Europe offer the greatest upside potential, as their positive economic and interest rate backgrounds should endure and their earnings growth has the greatest potential.

------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-16.

                            Seligman Portfolios, Inc.
-----------------------------------------------------------------------------
                                                            December 31, 1997
-----------------------------------------------------------------------------

Seligman High-Yield Bond Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

               Seligman
              Henderson      Lipper    Merrill Lynch
              High-Yield   High-Yield   High-Yield     Lipper
                 Bond         Bond        Master    High Current
    Date      Portfolio   Fund Index**    Index        Yield
  5/1/95        10000        10000        10000        10000
 5/31/95        10000        10227        10312        10235
 6/30/95        10030        10269        10390        10262
 7/31/95        10160        10480        10509        10447
 8/31/95        10150        10504        10573        10472
 9/30/95        10300        10624        10693        10586
10/31/95        10440        10704        10769        10670
11/30/95        10540        10758        10875        10741
12/31/95        10737        10919        11049        10900
 1/31/96        11034        11133        11223        11139
 2/29/96        11177        11245        11240        11244
 3/31/96        11126        11198        11210        11210
 4/30/96        11249        11287        11216        11309
 5/31/96        11371        11371        11296        11411
 6/30/96        11341        11378        11364        11432
 7/31/96        11371        11429        11441        11486
 8/31/96        11525        11611        11559        11660
 9/30/96        11872        11907        11808        11969
10/31/96        11893        11958        11938        12033
11/30/96        12097        12158        12179        12252
12/31/96        12307        12303        12273        12402
 1/31/97        12428        12422        12367        12538
 2/28/97        12692        12628        12540        12758
 3/31/97        12252        12353        12401        12488
 4/30/97        12406        12457        12542        12595
 5/31/97        12769        12783        12796        12937
 6/30/97        13022        13000        12990        13149
 7/31/97        13373        13344        13302        13503
 8/31/97        13450        13369        13278        13533
 9/30/97        13824        13688        13498        13852
10/31/97        13780        13634        13588        13786
11/30/97        13967        13729        13717        13888
12/31/97        14164        13891        13847        14035

                                             Average Annual Total Returns+

                                                                Since
                                                 One Yr.      Inception
     Seligman High-Yield Bond Portfolio           15.09%        13.92%
     Lipper High Current Yield                    13.26         13.56*
     Lipper High-Yield Bond Fund Index**          12.91         13.08*
     Merrill Lynch High Yield Master Index        12.83         12.94*

     *From April 30, 1995.

** After December 31, 1997, Seligman High-Yield Bond Portfolio will no longer be compared to the Lipper High-Yield Bond Fund Index because it only measures the performance of 30 funds. The Manager believes that the Lipper High Current Yield is a more appropriate average as it represents the performance of the entire universe of funds that have similar investment objectives to the Portfolio's.

   While the primary high-yield market issued a record $120 billion during 1997, your Portfolio continued to maintain a disciplined credit selection process. On a macro level, a focus on US issuers has been maintained. This strategy served us especially well during the latter half of 1997, as certain emerging markets experienced increased volatility. Emphasis was placed on non-cyclical industries such as cable, telecommunications, and gaming. Strategically, we seek to invest in individual issues with predictable cash flows, good call protection, improving credit quality, and high relative value. We shall also continue to underweight cyclical and zero coupon bonds and avoid distressed and defaulted issues.

   The strongest areas in the Portfolio in 1997 remained in cable, paging, telecommunications, and radio broadcasting. Cable bonds performed well in 1997 due primarily to Microsoft's decision to invest in the industry and Tele-Communications' new partnership arrangements. It also appears that the Federal Communications Commission is no longer interested in re-regulating cable rates. Select paging bonds saw significantly improved performance in the last six months of 1997, due to improved pricing power, the relatively slight impact of the Personal Communications Services threat on the industry, and the strong growth in the number of units sold. The Portfolio has also continued to benefit from the consolidations in the telecommunications and radio broadcasting industries. Finally, we increased our investment in medical product stocks, as these companies generate recurring revenue and are thus insulated against economic downturns.

   Looking ahead, we believe the high-yield sector continues to deliver good relative value under the current solid economic growth and low-interest-rate environment. Demand for high-yield bonds continues to accelerate, particularly from the pension fund community. Fundamentals, as they relate to the credit cycle in the United States, are positive because the low-interest-rate environment has allowed high-yield issuers to reduce their borrowing costs and a strong stock market has enabled high-yield issuers to access the initial public offering market. Finally, favorable mergers and acquisitions activity and fewer leveraged buy-outs should benefit the high-yield market over time.

--------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-16.
                                       P-15

                           Seligman Portfolios, Inc.
-----------------------------------------------------------------------------
Annual Performance Overview (continued)
-----------------------------------------------------------------------------

Seligman Income Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

                Seligman      Lehman Brothers     Lipper
                 Income          Aggregate     Income Funds
    Date        Portfolio       Bond Index        Average        S&P 500
 6/21/88          10000          10000             10000          10000
 6/30/88          10000          10000             10000          10000
 9/30/88          10090          10199             10145          10034
12/31/88          10110          10276.51          10260          10344
 3/31/89          10453          10393.66          10657          11077
 6/30/89          11097          11222.04          11286          12056
 9/30/89          11379          11348.85          11774          13347
12/31/89          11587          11771.03          11915          13622
 3/31/90          11566          11676.86          11700          13212
 6/30/90          11673          12104.23          12030          14043
 9/30/90          10512          12208.33          11267          12113
12/31/90          10880          12826.07          11804          13199
 3/31/91          12105          13185.2           12866          15116
 6/30/91          12609          13398.8           13036          15082
 9/30/91          13640          14159.85          13974          15888
12/31/91          14241          14877.75          14738          17220
 3/31/92          14823          14687.32          14846          16784
 6/30/92          15190          15280.69          15265          17103
 9/30/92          15747          15937.76          15833          17642
12/31/92          16479          15980.79          16198          18529
 3/31/93          17376          16640.8           17110          19339
 6/30/93          17853          17081.78          17492          19434
 9/30/93          18389          17527.61          18080          19935
12/31/93          18518          17538.13          18258          20398
 3/31/94          17736          17034.78          17635          19625
 6/30/94          17199          16859.32          17563          19707
 9/30/94          17785          16962.17          18006          20671
12/31/94          17413          17026.62          17717          20666
 3/31/95          18042          17884.76          18770          22679
 6/30/95          19265          18973.95          19940          24845
 9/30/95          20400          19345.84          20950          26820
12/31/95          20544          20169.97          21859          28435
 3/31/96          20796          19812.96          22337          29962
 6/30/96          21069          19925.89          22744          31307
 9/30/96          21244          20294.52          23177          32275
12/31/96          21911          20903.36          24234          34966
 3/31/97          22036          20786.3           24240          35904
 6/30/97          23473          21549.16          26092          42172
 9/30/97          24619          22264.59          27617          45331
12/31/97          24983          22919.17          28071          46633

                                         Average Annual Total Returns+

                                                                 Since
                                       One Yr.    Five Yrs.    Inception
     Seligman Income Portfolio         14.02%       8.68%        10.08%
     Lipper Income Funds Average       15.83       11.62         11.46*
     Lehman Brothers Aggregate
       Bond Index                       9.64        7.48          9.11*
     S&P 500                           33.36       20.27         17.58*

     *From June 30, 1988.

   Overall, the economic background was positive for both the fixed-income and equity portions of the Portfolio. The low-interest-rate environment led to a rally in the fixed-income markets throughout the year, further supported by the Federal Reserve Board's decision to leave interest rates unchanged after a March increase in the federal funds rate. The onset of the Asian financial crisis drove a fourth quarter rally, as investors sought refuge from the volatility of the global equity markets in the safe haven of the US Treasury bond market. All of these factors contributed to the strong performance of the bonds in the Portfolio. On the equity side, investors' appetite for US common stocks continued to grow and supported a rally in the US equity markets that increased the value of the Portfolio's equity holdings. When the Asian financial crisis raised concerns regarding future US corporate profitability, some equity investors retreated into defensive stocks with stable earnings and dividends, such as those contained in the Portfolio.

   In 1997, Seligman Income Portfolio was restructured without reducing the yield or increasing volatility. The most significant change was the decrease in the Portfolio's exposure to convertible stocks and bonds due to the unattractive valuations found in the group. Assets were placed in high-quality fixed-income securities and in common stocks. In the fixed-income area, bonds with intermediate maturities were held, as they are somewhat less volatile than longer maturities but can still benefit from declining interest rates. The Portfolio's common stock holdings remained broadly diversified in issues which, on average, offer higher yields than the S&P 500 and future dividend growth potential.

   There will probably be continued equity market volatility in 1998 due to the uncertain impact of the Asian financial crisis on the economy. However, we believe that the portfolio's conservative investment strategy and substantial dividend yield should be very attractive to investors in an environment of reduced expectations regarding future equity returns. Further, the fixed-income portion of the portfolio should continue to benefit from the low-interest-rate environment.

-------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

+ Performance data quoted represent past performance and assume that all dividends and distributions are invested in additional shares.

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments                                     December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN BOND PORTFOLIO

                                     Principal
                                      Amount       Value
                                    ----------  -----------
US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES -- 50.7%
US GOVERNMENT
SECURITIES -- 37.3%
US Treasury Bonds
   8-3/4%, 5/15/2020.............   $  500,000  $   665,938
US Treasury Bonds
   6-5/8%, 2/15/2027.............    1,400,000    1,519,877
US Treasury Notes 6-1/4%,
   10/31/2001....................      300,000      305,344
US Treasury Notes 6-1/4%,
   6/30/2002.....................      200,000      204,125
                                                -----------
Total US Government
   Securities
   (Cost $2,612,492).............                 2,695,284
                                                -----------

US GOVERNMENT
AGENCY SECURITIES -- 13.4%
Federal National Mortgage
   Association 7-1/2%,
   11/1/2026+....................      463,195      474,341
Government National Mortgage
   Association:
   7-1/2%, 6/15/2023+............      215,496      221,757
   7-1/2%, 3/15/2026+............      269,170      275,982
                                                -----------

Total US Government
   Agency Securities
   (Cost $924,959)...............                   972,080
                                                -----------

Total US Government and
   Government Agency Securities
   (Cost $3,537,451).............                 3,667,364
                                                -----------


CORPORATE BONDS -- 40.4%
Anixter 8%, 9/15/2003............      200,000      210,279
Associates Corp. of North
   America 6-1/2%, 8/15/2002.....      200,000      202,068
Barrett Resources 7.55%,
   2/1/2007......................      200,000      207,771
Capital One Bank 8-1/8%,
   3/1/2000......................      150,000      155,386

                                     Principal
                                      Amount       Value
                                    ----------  -----------
CORPORATE BONDS (continued)
First Data 6-3/8%, 12/15/2007....   $  200,000  $   199,291
First USA Bank 5-3/4%,
   1/15/1999.....................      100,000       99,819
General Motors Acceptance
   5-5/8%, 2/1/1999..............      150,000      149,456
Geon 6-7/8%, 12/15/2005..........      200,000      202,032
Loewen Group International
   7-1/2%, 4/15/2001.............      200,000      206,142
The Money Store 8.05%,
   4/15/2002.....................      200,000      207,206
Oryx Energy 8-1/8%,
   10/15/2005....................      200,000      215,288
Owens-Illinois 7.85%,
   5/15/2004.....................      200,000      210,250
Petroleum Georgia Pacific
   7-1/2%, 3/31/2007.............      200,000      213,408
Time Warner 9-1/8%, 1/15/2013....      200,000      239,369
Woolworth 7%, 6/1/2000...........      200,000      202,771
                                                -----------
Total Corporate Bonds
   (Cost $2,828,492).............                 2,920,536
                                                -----------

REPURCHASE
AGREEMENTS -- 5.5%
   (Cost $400,000)
HSBC Securities, Inc. 5%, dated
   12/31/1997, maturing 1/5/1998
   collateralized by: $380,000
   US Treasury Notes 6-7/8%
   5/15/2006, with a fair market
   value of $409,979.............      400,000      400,000
                                                -----------

Total Investments -- 96.6%
   (Cost $6,765,943).............                 6,987,900

Other Assets Less
   Liabilities -- 3.4%...........                   244,137
                                                -----------

Net Assets -- 100.0%.............                $7,232,037
                                                -----------
                                                -----------

----------------
+ Investments in mortgage-backed securities are subject to principal paydowns.
  As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

See Notes to Financial Statements.

                         Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO

                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 97.9%
BASIC MATERIALS -- 3.6%
Minerals Technologies............        5,000  $   227,187
Nucor............................        4,500      217,406
Olin.............................        6,400      300,000
                                                -----------
                                                    744,593
                                                -----------

CAPITAL GOODS -- 3.1%
Gulfstream Aerospace*............       10,600      310,050
Rayovac*.........................        9,300      179,025
Vishay Intertechnology*..........        6,510      153,798
                                                -----------
                                                    642,873
                                                -----------

CONSUMER CYCLICALS -- 13.5%
AccuStaff*.......................        7,300      167,900
American Skiing*.................       13,400      199,325
Barnes & Noble*..................        8,200      273,675
CapStar Hotel*...................        6,400      219,600
Harley-Davidson..................        7,100      194,363
Interpublic Group of
   Companies.....................        9,600      478,200
Jones Apparel Group*.............        9,600      412,800
Mattel...........................        7,812      290,997
Mirage Resorts*..................       13,500      307,125
Snyder Communications*...........        5,700      208,050
                                                -----------
                                                  2,752,035
                                                -----------

CONSUMER STAPLES -- 14.4%
Bergen Brunswig (Class A)........        3,200      134,800
Beringer Wine Estates
   (Class B)*....................        3,050      115,900
Cardinal Health..................        2,800      210,350
Clorox...........................        3,200      253,000
Coca-Cola Enterprises............       17,600      625,900
Dial.............................       14,000      291,375
Estee Lauder (Class A)...........        4,800      246,900
Fresh Del Monte Produce*.........       21,200      310,050
Kroger*..........................        6,400      236,400
McKesson.........................        2,500      270,469
Newell...........................        5,500      233,750
                                                -----------
                                                  2,928,894
                                                -----------

DRUGS AND
HEALTH CARE -- 10.5%
Biogen*..........................        3,900      142,106
Covance*.........................       20,700      411,412


                                      Shares       Value
                                    ----------  -----------
DRUGS AND
HEALTH CARE (continued)
Humana*..........................       15,500  $   321,625
KOS Pharmaceuticals*.............        7,600      117,088
Pfizer...........................        3,800      283,338
US Surgical......................       10,600      310,712
Universal Health Services
   (Class B)*....................       11,200      564,200
                                                -----------
                                                  2,150,481
                                                -----------

ENERGY -- 5.1%
Barrett Resources*...............        8,000      242,000
Bayard Drilling Technologies*....        7,700      125,125
EVI*.............................        1,600       82,800
Gulf Indonesia Resources*
   (Indonesia)...................        3,200       70,400
Petroleum Geo-Services
   (ADRs)* (Norway)..............        5,000      323,750
Transocean Offshore..............        4,000      192,750
                                                -----------
                                                  1,036,825
                                                -----------

FINANCIAL SERVICES -- 19.2%
AFLAC............................        3,800      194,275
Donaldson, Lufkin & Jenrette
   Securities....................        4,100      325,950
MBNA.............................       15,000      409,688
Nationwide Financial Services
   (Class A).....................        8,000      289,000
Old Republic International.......        5,500      204,531
Peoples Heritage Financial
   Group.........................        4,700      217,081
Progressive (Ohio)...............        3,700      443,537
Provident Companies..............        7,700      297,412
Schwab (Charles).................       14,800      620,675
SouthTrust.......................        4,500      285,188
Travelers........................       11,700      630,338
                                                -----------
                                                  3,917,675
                                                -----------
MEDIA AND
BROADCASTING -- 2.4%
CBS..............................       16,390      482,481
                                                -----------

PRINTING AND
PUBLISHING -- 1.0%
Petersen Companies (Class A)*....        3,000       69,000
World Color Press*...............        5,100      135,469
                                                -----------
                                                    204,469
                                                -----------

-------------
* Non-income producing security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
SAVINGS AND LOAN
COMPANIES -- 8.0%
GreenPoint Financial.............        6,400  $   464,400
Ocwen Financial*.................       10,200      259,462
St. Paul Bancorp.................        8,587      224,872
TCF Financial....................        8,300      281,681
Washington Mutual................        6,400      408,200
                                                -----------
                                                  1,638,615
                                                -----------

TECHNOLOGY -- 14.3%
Activision*......................       12,500      224,219
Adaptec*.........................        4,400      163,625
Arrow Electronics*...............        6,000      194,625
BMC Software*....................        3,700      242,581
Ceridian*........................        6,400      293,200
Fiserv*..........................        7,900      389,075
Gartner Group (Class A)*.........        5,700      212,681
Linear Technology................        3,400      195,713
Maxim Integrated Products*.......        9,800      338,713
Symantec*........................        6,200      136,981
Synopsys*........................        8,200      292,638
Xilinx*..........................        6,500      227,500
                                                -----------
                                                  2,911,551
                                                -----------

                                      Shares       Value
                                    ----------  -----------
TELECOMMUNICATIONS -- 2.8%
Century Telephone
   Enterprises...................     6,400     $   318,800
QUALCOMM*........................     4,900         247,603
                                                -----------
                                                    566,403
                                                -----------
Total Common Stocks
   (Cost $15,992,637)............                19,976,895

SHORT-TERM HOLDINGS -- 4.9%
   (Cost $1,000,000).............                 1,000,000
                                                -----------

Total Investments -- 102.8%
   (Cost $16,992,637)............                20,976,895

Other Assets Less
   Liabilities -- (2.8)%.........                  (577,103)
                                                -----------

Net Assets -- 100.0%.............               $20,399,792
                                                -----------

--------------
* Non-income producing security.
See Notes to Financial Statements.

                                Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN CASH MANAGEMENT PORTFOLIO

                          Annualized
                           Yield on       Principal
                         Purchase Date     Amount      Value
                         -------------    ---------    -----
US GOVERNMENT
SECURITIES -- 58.6 %
US Treasury Bills,
   1/8/1998..............     5.21%      $1,415,000  $ 1,413,609
US Treasury Bills,
   1/29/1998.............     5.22        1,900,000    1,892,545
US Treasury Bills,
   3/5/1998..............     5.33        1,775,000    1,758,941
                                                     -----------
Total US Government
   Securities
   (Cost $5,065,095).....                              5,065,095
                                                     -----------

COMMERCIAL
PAPER -- 38.7%
American General Finance
   Corp., 2/4/1998.......     5.70          510,000      507,332
Associates Corp. of North
    America, 3/4/1998....     5.85          460,000      455,492
Beneficial Corp.,
   1/15/1998.............     5.78          510,000      508,881
Ford Motor Credit Corp.,
   2/27/1998.............     5.86          460,000      455,849
General Electric Capital
   Corp., 3/30/1998......     5.72          450,000      443,884
John Deere Capital Corp.,
   3/11/1998.............     5.81          465,000      459,964


                          Annualized
                           Yield on       Principal
                         Purchase Date     Amount      Value
                         -------------    ---------    -----
COMMERCIAL PAPER (continued)
Norwest Financial,
   2/10/1998...............  5.81%         $510,000  $   506,798
                                                     -----------
Total Commercial Paper
   (Cost $3,338,200).......                            3,338,200

REPURCHASE
AGREEMENTS -- 5.8%
   (Cost $500,000)
HSBC Securities, Inc. 5%,
   dated 12/31/1997,
   maturing 1/5/1998
   collateralized by:
   $475,000 US Treasury
   Notes 6-7/8% 5/15/2006,
   with a fair market value of
   $512,474................                 500,000      500,000
                                                     -----------

Total Investments -- 103.1%
   (Cost $8,903,295).......                            8,903,295

Other Assets Less
   Liabilities -- (3.1)%....                            (268,009)
                                                     -----------

Net Assets -- 100.0%........                         $ 8,635,286
                                                     -----------
                                                     -----------

------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO


                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 95.4%
AEROSPACE/DEFENSE -- 2.7%
General Dynamics.................        6,000  $   518,625
United Technologies..............       11,400      830,063
                                                -----------
                                                  1,348,688
                                                -----------

AUTOMOTIVE AND RELATED -- 4.2%
Chrysler.........................       13,600      478,550
Dana.............................       10,600      503,500
Eaton............................        5,200      464,100
Harley-Davidson..................       25,900      709,013
                                                -----------
                                                  2,155,163
                                                -----------

                                      Shares       Value
                                    ----------  -----------
BASIC MATERIALS -- 0.9%
Aluminum Company of
   America.......................        6,500  $   457,438
                                                -----------

BUSINESS SERVICES AND
SUPPLIES -- 0.6%
Xerox............................        4,200      310,013
                                                -----------

CHEMICALS -- 1.9%
duPont (E.l.) de Nemours.........        8,000      480,500
Goodrich (B.F.)..................       11,300      468,244
                                                -----------
                                                    948,744
                                                -----------

---------------
See Notes to Financial Statements.

                               Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO (continued)

                                      Shares       Value
                                    ----------  -----------
COMPUTER GOODS AND
SERVICES -- 4.5%
Compaq Computer..................       11,250  $   634,922
Computer Associates
   International.................        6,300      333,112
International Business
   Machines......................        4,700      491,444
Microsoft*.......................        6,300      814,078
                                                -----------
                                                  2,273,556
                                                -----------
CONSTRUCTION -- 1.0%
Sherwin-Williams.................       17,700      491,175
                                                -----------

CONSUMER GOODS AND
SERVICES -- 11.4%
Anheuser-Busch...................       23,300    1,025,200
Coca-Cola........................       13,700      912,762
PepsiCo..........................       13,200      480,975
Philip Morris....................       23,300    1,055,781
Procter & Gamble.................       12,600    1,005,638
RJR Nabisco Holdings.............       34,800    1,305,000
                                                -----------
                                                  5,785,356
                                                -----------

DRUGS AND HEALTH
CARE -- 10.4%
Abbott Laboratories..............        6,500      426,156
American Home Products...........        4,700      359,550
Bristol-Myers Squibb.............       13,000    1,230,125
Johnson & Johnson................       12,100      797,088
Merck............................        8,300      881,875
Pfizer...........................        9,600      715,800
Schering-Plough..................       13,800      857,325
                                                -----------
                                                  5,267,919
                                                -----------

ELECTRIC AND GAS
UTILITIES -- 3.4%
Unicom*..........................       29,200      897,900
Williams Companies...............       29,800      845,575
                                                -----------
                                                  1,743,475
                                                -----------
ELECTRICAL
EQUIPMENT -- 0.8%
Thomas & Betts...................        9,100      429,975
                                                -----------

                                      Shares       Value
                                    ----------  -----------
ELECTRONICS -- 6.0%
AMP..............................       13,400  $   562,800
Applied Materials*...............       18,700      562,753
Arrow Electronics*...............       16,600      538,463
KLA-Tencor*......................        9,900      382,078
Motorola.........................        8,000      456,500
Raytheon.........................       11,000      555,500
                                                -----------
                                                  3,058,094
                                                -----------
ENERGY -- 9.7%
Atlantic Richfield...............        5,200      416,650
Baker Hughes.....................        7,300      318,462
Exxon............................       16,100      985,119
Mobil............................       13,500      974,531
Royal Dutch Petroleum
   (Netherlands).................       20,600    1,116,262
Schlumberger.....................        6,300      507,150
Texaco...........................       11,100      603,563
                                                -----------
                                                  4,921,737
                                                -----------
FINANCE AND
INSURANCE -- 13.1%
Ahmanson (H.F.)..................        8,400      562,275
American General.................        9,900      535,219
American International Group.....        7,500      815,625
BankAmerica......................        5,100      372,300
Bank of New York.................       10,100      583,906
Citicorp.........................        3,142      397,267
Federal National Mortgage
   Association...................       10,900      621,981
First Union......................       10,600      543,250
General Re.......................        1,300      275,600
Mellon Bank......................        5,400      327,375
St. Paul Companies...............        5,200      426,725
TIG Holdings ....................       22,400      743,400
Travelers........................        7,900      425,612
                                                -----------
                                                  6,630,535
                                                -----------
FOOD -- 2.7%
ConAgra..........................       21,000      689,062
Sara Lee.........................       11,900      670,119
                                                -----------
                                                  1,359,181
                                                -----------
--------------
* Non-income producing security.
See Notes to Financial Statements.

                                 Seligman Portfolios, Inc.

                                      Shares       Value
                                    ----------  -----------
MACHINERY AND INDUSTRIAL
EQUIPMENT -- 6.7%
Deere............................        8,500  $   495,656
GATX.............................        5,200      377,325
General Electric.................       20,100    1,474,838
Harnischfeger Industries.........       11,400      402,563
Illinois Tool Works..............       10,500      631,312
                                                -----------
                                                  3,381,694
                                                -----------

METALS AND MINING -- 0.8%
Allegheny Teledyne...............       15,400      398,475
                                                -----------

PAPER AND PACKAGING -- 1.6%
Fort James.......................        7,300      279,225
Mead.............................       18,900      529,200
                                                -----------
                                                    808,425
                                                -----------
PUBLISHING -- 1.0%
Gannett..........................        8,400      519,225
                                                -----------

RETAIL TRADE -- 1.6%
Penney (J.C.)....................        8,000      482,500
Wal-Mart Stores..................        8,500      335,218
                                                -----------
                                                    817,718
                                                -----------

TECHNOLOGY -- 2.1%
Hewlett-Packard..................        5,200      325,000
Intel............................       10,500      737,297
                                                -----------
                                                  1,062,297
                                                -----------

                                      Shares       Value
                                    ----------  -----------
TELECOMMUNICATIONS -- 1.9%
Sprint...........................        6,800  $   398,650
WorldCom*........................       18,900      572,316
                                                -----------
                                                    970,966
                                                -----------

TELEPHONE UTILITIES -- 4.1%
Ameritech........................       10,500      845,250
Bell Atlantic....................        6,500      591,500
SBC Communications...............        8,800      644,600
                                                -----------
                                                  2,081,350
                                                -----------

TRANSPORTATION -- 0.9%
Norfolk Southern.................       15,000      462,187
                                                -----------

MISCELLANEOUS/
DIVERSIFIED -- 1.4%
AlliedSignal.....................       18,300      712,556
                                                -----------

Total Common Stocks
   (Cost $40,142,683)............                48,395,942

Short-Term Holdings -- 3.9%
   (Cost $2,000,000).............                 2,000,000
                                                -----------

Total Investments -- 99.3%
   (Cost $42,142,683)............                50,395,942

Other Assets Less
   Liabilities -- 0.7%...........                   341,221
                                                -----------

Net Assets -- 100.0%.............               $50,737,163
                                                -----------
                                                -----------


------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO


                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 97.9%
COMMUNICATIONS
INFRASTRUCTURE -- 7.9%
Aspect Telecommunications*.......       31,900  $   669,900
CIDCO*...........................       40,000      762,500
Cisco Systems*...................       34,950    1,950,647
ECI Telecommunications...........       45,200    1,155,425
Excel Switching*.................       50,000      896,875
Oak Industries*..................       19,600      581,875
Tellabs*.........................       17,300      913,116
                                                -----------
                                                  6,930,338
                                                -----------

                                      Shares       Value
                                    ----------  -----------
COMPUTER HARDWARE/
PERIPHERALS -- 21.1%
Adaptec*.........................       35,600  $ 1,323,875
American Power Conversion*.......       39,400      933,287
Creative Technology*.............       81,700    1,792,294
Data General.....................       19,600      341,775
Electronics for Imaging*.........       88,400    1,466,888
EMC*.............................      147,200    4,038,800
Encad*...........................       14,400      399,600
Gateway 2000*....................       22,000      717,750


--------------
* Non-income producing security.
See Notes to Financial Statements.

                                Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------


SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                      Shares       Value
                                    ----------  -----------
COMPUTER HARDWARE/
PERIPHERALS (continued)
In Focus Systems*................       16,900  $   518,619
Lexmark International Group
   (Class A)*....................       62,300    2,367,400
Read-Rite*.......................       74,100    1,176,337
Storage Technology*..............       49,000    3,034,938
Unisys*..........................       30,800      427,350
                                                -----------
                                                 18,538,913
                                                -----------

COMPUTER SOFTWARE -- 15.2%
3DO*.............................       41,400       89,916
Activision*......................       19,600      351,575
ANSYS*...........................       25,500      182,484
Cadence Design Systems*..........       47,000    1,151,500
Compuware*.......................       30,700      983,359
Electronic Arts*.................       12,000      453,750
Gemstar International Group*.....       20,600      495,687
Microsoft*.......................        3,300      426,422
Network Associates*..............       46,134    2,435,010
Parametric Technology*...........       50,000    2,365,625
Structural Dynamics
   Research*.....................       63,700    1,441,213
Synopsys*........................       62,037    2,213,945
Viasoft*.........................       18,300      774,319
                                                -----------
                                                 13,364,805
                                                -----------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 3.5%
ADFlex Solutions*................       17,300      282,206
Hadco*...........................       22,100    1,000,716
Jabil Circuit*...................       13,500      536,625
Sanmina*.........................       17,900    1,218,319
                                                -----------
                                                  3,037,866
                                                -----------

ELECTRONICS CAPITAL
EQUIPMENT -- 14.6%
Applied Materials*...............       38,400    1,155,600
ASM Lithography* (Netherlands)...        3,800      256,737
Asyst Technologies*..............       11,700      257,400
Cognex*..........................       45,100    1,231,794
Credence Systems*................       42,800    1,265,275
Electro Scientific Industries*...       21,300      816,056
Etec Systems*....................       34,600    1,606,737
Fusion Systems (Rights)*.........       20,000       15,000
KLA-Tencor*......................       40,400    1,559,187
Kulicke & Soffa Industries*......       47,900      895,131


                                      Shares       Value
                                    ----------  -----------
ELECTRONICS CAPITAL
EQUIPMENT (continued)
Novellus Systems*................       53,000  $ 1,714,219
Teradyne*........................       62,800    2,009,600
                                                -----------
                                                 12,782,736
                                                -----------

INFORMATION SERVICES -- 8.4%
BISYS Group*.....................       21,100      704,212
Computer Sciences*...............       19,200    1,603,200
First Data.......................       46,100    1,348,425
Galileo International............       35,600      983,450
Gartner Group (Class A)*.........       47,100    1,757,419
Information Resources*...........       19,800      266,063
Tele-Communications*.............       23,500      666,078
                                                -----------
                                                  7,328,847
                                                -----------
MEDIA -- 11.1%
A.H. Belo (Class A)..............       15,400      864,325
CBS..............................      108,200    3,185,137
Chancellor Media (Class A)*......       33,300    2,486,053
CKS Group*.......................       10,000      141,250
Clear Channel
   Communications*...............       13,700    1,088,294
Cox Radio (Class A)*.............       17,700      712,425
Time Warner......................        9,600      595,200
Universal Outdoor Holdings*......       11,900      620,288
                                                -----------
                                                  9,692,972
                                                -----------

SEMICONDUCTORS -- 14.1%
Altera*..........................        9,700      321,616
Atmel*...........................       19,700      366,297
Dallas Semiconductor.............       22,100      900,575
International Rectifier*.........       33,900      400,444
Lattice Semiconductor*...........       43,200    2,052,000
Maxim Integrated Products*.......       61,600    2,129,050
Microchip Technology*............       56,700    1,704,544
National Semiconductor*..........       25,035      649,345
PMC-Sierra*......................       19,500      608,156
Unitrode*........................       30,800      662,200
Vishay Intertechnology*..........       40,400      954,450
VLSI Technology*.................       50,000    1,181,250
Xilinx*..........................       13,500      472,500
                                                -----------
                                                 12,402,427
                                                -----------
-------------
* Non-income producing security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                    Shares or
                                    Principal
                                      Amount       Value
                                    ----------  -----------
TELECOMMUNICATIONS -- 2.0%
L.M. Ericsson Telefon (Series B)
   (ADRs) (Sweden)...............    5,900 shs. $   220,327
General Communications*..........   34,900          233,394
Lucent Technologies..............    2,900          231,638
MCI Communications...............    9,600          411,000
Millicom International Cellular*
   (Luxembourg)..................    5,600          209,300
Nokia (Class A) (ADRs)
   (Finland).....................    2,900          203,000
QUALCOMM*........................    4,000          202,125
                                                -----------
                                                  1,710,784
                                                -----------

Total Common Stocks
   (Cost $91,528,117)............                85,789,688
                                                -----------

SUBORDINATED CONVERTIBLE
BONDS -- 0.2%
   (Cost $190,000)
COMPUTER SOFTWARE -- 0.2%
Activision 6-3/4%, 1/1/2005......    $190,000       202,350
                                                -----------

                                    Principal
                                      Amount       Value
                                    ----------  -----------
REPURCHASE
AGREEMENTS -- 7.8%
   (Cost $6,800,000)
HSBC Securities, Inc., 5%,
   dated 12/31/1997, maturing
   1/5/1998 collateralized by:
   $5,290,000 US Treasury
   Notes 11-7/8% 11/15/2003,
   with a fair market value
   of $6,960,131.................  $6,800,000   $ 6,800,000
                                                -----------


Total Investments -- 105.9%
   (Cost $98,518,117)............                92,792,038
Other Assets Less
   Liabilities -- (5.9)%.........                (5,159,201)
                                                -----------

Net Assets -- 100.0%.............               $87,632,837
                                                -----------
                                                -----------

------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO

                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 93.9%
ADVERTISING -- 1.4%
Acxiom...........................        1,900  $    36,337
ADVO*............................       14,700      286,650
HA-LO Industries*................       11,200      291,200
                                                -----------
                                                    614,187
                                                -----------

AEROSPACE AND DEFENSE -- 0.8%
Avondale Industries*.............       11,300      336,175
                                                -----------

BUSINESS GOODS AND
SERVICES -- 14.7%
AccuStaff*.......................       38,600      887,800
Affiliated Computer Services
   (Class A)*....................       11,400      299,962
American Management
   Systems*......................        6,000      116,625
American Pad & Paper*............        7,100       68,338
Analysts International...........        7,500      260,625
Ceridian*........................       24,900    1,140,731
Copart*..........................        8,000      141,500
Corporate Express................       47,600      614,337


                                      Shares       Value
                                    ----------  -----------
BUSINESS GOODS AND
SERVICES (continued)
DST Systems*.....................       11,800  $   503,713
FirstService*....................        7,100       53,250
JP Foodservice*..................       17,100      631,631
Personnel Group of America*......       10,100      333,300
Pierce Leahy*....................        9,200      188,600
Pittston Brink's Group...........       10,400      418,600
PMT Services*....................       28,100      392,522
SPR..............................       10,000      168,125
Staff Leasing*...................        4,900       92,487
                                                -----------
                                                  6,312,146
                                                -----------
CAPITAL GOODS -- 3.2%
DONCASTERS (ADRs)*
   (United Kingdom)..............       22,800      481,650
Fusion Systems (Rights)*.........        3,745        2,809
Oak Industries*..................       17,230      511,516
UCAR International*..............        9,500      379,406
                                                -----------
                                                  1,375,381
                                                -----------
CHEMICALS -- 0.5%
Polymer Group*...................       21,600      205,200
                                                -----------
--------------
* Non-income producing security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
COMMUNICATIONS -- 2.5%
ANTEC*...........................       18,700  $   294,525
Arch Communications Group*.......        6,165       31,981
CIDCO*...........................       11,480      218,838
Glenayre Technologies*...........       19,400      192,787
Omnipoint*.......................       15,100      352,019
                                                -----------
                                                  1,090,150
                                                -----------

COMPUTER SOFTWARE -- 4.5%
Avant!*..........................       16,900      284,131
BISYS Group*.....................       13,600      453,900
IMNET Systems*...................       10,000      161,250
Inso*............................        7,900       90,603
Primark*.........................        7,100      288,881
PSW Technologies*................       17,700      253,331
Synopsys*........................       11,300      403,269
                                                -----------
                                                  1,935,365
                                                -----------

CONSUMER GOODS AND
SERVICES -- 6.3%
American Homestar................       44,137      728,261
Carriage Services (Class A)*.....       12,900      242,681
Coinmach Laundry*................       45,000    1,108,125
Equity*..........................       14,300      330,687
International Home Foods*........        2,900       81,200
Zag Industries*..................       23,500      205,625
                                                -----------
                                                  2,696,579
                                                -----------
DRUGS AND HEALTH
CARE -- 14.8%
American HomePatient*............       21,200      492,900
AmeriSource Health (Class A)*....        9,730      566,773
Castle Dental Centers*...........       55,000      419,375
Collaborative Clinical
   Research*.....................       20,000      103,125
CompDent*........................       16,500      337,219
First Commonwealth ..............       71,700      833,512
HealthCor Holdings*..............       13,700       54,800
National Surgery Centers*........       19,575      512,620
NCS Healthcare*..................       12,900      340,238
Omnicare.........................        8,700      269,700
Orthalliance (Class A)*..........       15,000      136,406
Quorum Health Group*.............        8,600      225,750
Renex*...........................       50,000      268,750
Scherer (R.P.)*..................       12,600      768,600
Total Renal Care Holdings*.......       22,500      618,750
Watson Pharmaceuticals*..........       12,600      408,712
                                                -----------
                                                  6,357,230
                                                -----------

                                      Shares       Value
                                    ----------  -----------
EDUCATIONAL
SERVICES -- 1.7%
Educational Medical*.............       25,000  $   206,250
Edutrek International
   (Class A)*....................       20,200      527,725
                                                -----------
                                                    733,975
                                                -----------
ELECTRONICS -- 11.1%
Applied Micro Circuits*..........        7,600       94,525
Black Box*.......................       10,800      383,400
Burr-Brown*......................       16,500      531,094
Cognex*..........................       24,560      670,795
Credence Systems*................       24,500      724,281
General Semiconductors*..........       28,000      323,750
Integrated Device
   Technologies*.................       10,800      101,925
KEMET*...........................       31,600      610,275
Lattice Semiconductor*...........        5,670      269,325
PMC-Sierra*......................       21,300      664,294
Vishay Intertechnology*..........       16,040      378,945
                                                -----------
                                                  4,752,609
                                                -----------
ENVIRONMENTAL
MANAGEMENT -- 1.6%
Allied Waste Industries*.........       29,400      686,306
                                                -----------

FARM EQUIPMENT -- 0.4%
RDO Equipment (Class A)*.........        9,000      164,813
                                                -----------

FINANCIAL SERVICES -- 5.9%
American Capital Strategies*.....       10,600      190,138
CMAC Investment..................        6,800      410,550
Commerce Bancorp.................        5,381      274,431
First Investors Financial
   Services Group*...............        5,100       34,425
HCC Insurance Holdings...........        6,700      142,375
Imperial Credit*.................       13,800      285,488
Imperial Credit Commercial
   Mortgage......................        7,200      105,300
Insignia Financial Group*........       19,700      453,100
Ocwen Financial*.................       10,400      264,550
PFF Bancorp*.....................        3,400       68,213
Roslyn Bancorp...................        8,900      207,203
Statewide Financial..............        5,100      119,212
                                                -----------
                                                  2,554,985
                                                -----------
--------------
* Non-income producing security.
See Notes to Financial Statements.

                               Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
GAMING -- 1.9%
Anchor Gaming*...................        7,800  $   434,850
GTECH Holdings*..................       12,300      392,831
                                                -----------
                                                    827,681
                                                -----------
INDEPENDENT POWER
PRODUCERS -- 2.2%
CalEnergy*.......................       17,360      499,100
Calpine*.........................       31,100      462,612
                                                -----------
                                                    961,712
                                                -----------
INDUSTRIAL GOODS
AND SERVICES -- 1.4%
Chart Industries.................        4,300       98,094
Flanders*........................       16,000      149,500
General Cable*...................        9,700      351,019
                                                -----------
                                                    598,613
                                                -----------

MEDIA AND BROADCASTING -- 4.3%
Chancellor Media (Class A)*......        8,954      668,472
Hearst-Argyle Television
   (Class A)*....................       11,481      339,407
Jacor Communications*............       13,350      710,053
Paxson Communications
   (Class A)*....................       20,300      149,713
                                                -----------
                                                  1,867,645
                                                -----------
MEDICAL PRODUCTS AND
TECHNOLOGY -- 5.1%
Dentsply International...........       16,170      499,754
Gulf South Medical Supply*.......       12,400      464,225
Physician Sales and Service*.....       14,300      311,025
Somnus Medical
   Technologies*.................       20,000      253,125
Suburban Ostomy Supply*..........       15,700      183,494
Thermoquest*.....................       10,100      183,063
Waters*..........................        7,300      274,662
                                                -----------
                                                  2,169,348
                                                -----------

OIL AND GAS -- 2.6%
Cabot Oil & Gas..................        3,300       64,144
Eagle Geophysical*...............       10,800      141,750
McDermott International..........        5,600      205,100
Pogo Producing...................       11,410      336,595


                                    Shares or
                                    Principal
                                      Amount       Value
                                    ----------  -----------
OIL AND GAS (continued)
Pride International*.............   6,200 shs.  $   156,550
Santa Fe Energy Resources*.......  19,600           220,500
                                                -----------
                                                  1,124,639
                                                -----------

PUBLISHING -- 1.8%
CMP Media (Class A)*.............   4,100            70,725
Journal Register*................  20,100           422,100
Petersen Companies
   (Class A)*....................  12,700           292,100
                                                -----------
                                                    784,925
                                                -----------
REAL ESTATE INVESTMENT
TRUST -- 1.3%
CCA Prison Realty Trust..........  12,800           571,200
                                                -----------

RETAIL TRADE -- 1.9%
Barnes & Noble*..................  10,000           333,750
Borders Group*...................   8,500           266,156
Party City*......................   6,400           205,200
                                                -----------
                                                    805,106
                                                -----------
THEATERS -- 0.2%
Regal Cinemas*...................   3,500            98,000
                                                -----------

TRANSPORTATION -- 1.8%
OMI*.............................  24,300           223,256
US Xpress Enterprises*...........  10,300           226,600
Wisconsin Central Transport*.....  13,000           304,688
                                                -----------
                                                    754,544
                                                -----------
Total Common Stocks
   (Cost $37,338,660)............                40,378,514

REPURCHASE
AGREEMENTS -- 7.0%
   (Cost $3,000,000)
HSBC Securities, Inc., 5%,
   dated 12/31/1997, maturing
   1/5/1998 collateralized by:
   $2,334,000 US Treasury
   Notes 11-7/8% 11/15/2003,
   with a fair market value
   of $3,070,878                    $3,000,000    3,000,000
                                                -----------

-------------
* Non-income producing security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                                                   Value
                                                -----------
Total Investments -- 100.9%
    (Cost $40,338,660)...........               $43,378,514

Other Assets
   Less Liabilities -- (0.9)%....                  (405,241)


                                                   Value
                                                -----------
Net Assets -- 100.0%.............               $42,973,273
                                                -----------
                                                -----------

------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO


                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 93.8%
AUSTRALIA -- 0.4%
Pacifica Group
   (Automotive and Related)......        5,200  $    17,230
Telstra* (Telecommunications)....        2,500        5,277
                                                -----------
                                                     22,507
                                                -----------
BRAZIL -- 2.8%
Companhia Energetica de
   Minas Gerais "CEMIG"
   (ADRs) (Electric and
   Gas Utilities)................          380       17,100
Petroleo Brasileiro "Petrobras"
   (ADRs) (Resources)............        2,430       56,829
Telecomunicacoes Brasileiras
   "Telebras" (ADRs)
   (Telecommunications)..........          680       79,178
                                                -----------
                                                    153,107
                                                -----------
CHINA -- 0.3%
Huaneng Power International
   (ADRs)* (Electric and
   Gas Utilities)................          688       15,953
                                                -----------

FINLAND -- 2.6%
Nokia (Telecommunications).......          985       69,973
Outokumpu (Industrial
   Goods and Services)...........        2,080       25,391
Raision Tehtaat (Consumer
   Goods and Services)...........          400       47,506
                                                -----------
                                                    142,870
                                                -----------
FRANCE -- 4.9%
Accor (Entertainment and
   Leisure)......................          440       81,835
Cap Gemini (Computer and
   Technology Related)...........        1,000       82,024
Genset* (Drugs and
   Health Care)..................        1,600       31,700


                                      Shares       Value
                                    ----------  -----------
FRANCE (continued)
Valeo (Automotive and
   Related)......................        1,030  $    69,882
                                                -----------
                                                    265,441
                                                -----------
GERMANY -- 3.8%
Adidas (Consumer Goods
   and Services).................          750       99,252
Lufthansa (Transportation).......        2,970       55,818
Metro (Retailing)................        1,416       50,233
                                                -----------
                                                    205,303
                                                -----------
HONG KONG -- 0.2%
Kwoon Chung Bus Holdings
   (Transportation)..............       40,000        9,603
                                                -----------

HUNGARY -- 3.3%
Magyar Tavkozlesi Rt.
   "Matav" (ADRs)
   (Telecommunications)..........        2,080       54,080
MOL Magyar Olaj-es Gazipari
   (GDRs) (Resources)............        5,200      126,880
                                                -----------
                                                    180,960
                                                -----------
INDIA -- 1.3%
State Bank of India (GDRs)+
   (Financial Services)..........        1,400       25,375
Videsh Sanchar Nigam (GDRs)+
   (Telecommunications)..........        3,350       46,481
                                                -----------
                                                     71,856
                                                -----------
INDONESIA -- 0.4%
Gulf Indonesia Resources*
   (Resources)...................        1,000       22,000
                                                -----------

IRELAND -- 1.4%
Elan (ADRs)*
   (Drugs and Health Care).......        1,525       78,061
                                                -----------
--------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
ITALY -- 1.8%
Aeroporti di Roma
   (Transportation)..............        4,850  $    50,308
Mediolanum* (Financial
   Services).....................        2,400       45,177
                                                -----------
                                                     95,485
                                                -----------
JAPAN -- 7.5%
Asahi Diamond Industries
   (Manufacturing and Industrial
   Equipment)....................           60          262
Bellsystem 24 (Business Goods
   and Services).................          300       39,336
Daitec (Business Goods
   and Services).................          800       13,495
Diamond Computer Service
   (Computer and Technology
   Related)......................        3,000       44,167
HIS (Entertainment
   and Leisure)..................        1,100       19,147
Hogy Medical (Drugs and
   Health Care)..................          900       27,328
Keyence (Electronics)............          200       29,598
Kyocera (Electronics)............          600       27,236
Meitec (Computer and Technology
   Related)......................        1,000       28,141
Nomura Securities (Financial
   Services).....................        4,000       53,368
Sanyo Shinpan Finance
   (Financial Services)..........          740       32,740
Secom (Support Services).........        1,000       63,950
Softbank (Computer and
   Technology Related)...........          900       23,464
Tsutsumi Jewelry (Retailing).....          500        6,134
                                                -----------
                                                    408,366
                                                -----------
MEXICO -- 2.3%
Desc (ADRs) (Diversified)........        2,650       99,375
Grupo Iusacell (ADRs)*
   (Telecommunications)..........        1,200       26,025
                                                -----------
                                                    125,400
                                                -----------
NETHERLANDS -- 6.4%
Elsevier (Publishing)............        4,500       72,835
Gucci Group (Consumer Goods
    and Services)................        1,300       54,438
Heineken (Consumer Goods
    and Services)................          395       68,806


                                      Shares       Value
                                    ----------  -----------
NETHERLANDS (continued)
Koninklijke KNP BT (Business
   Goods and Services)...........        2,090  $    48,163
Koninklijke Van Ommeren
   (Transportation)..............        1,010       33,891
Philips Electronics
   (Electronics).................        1,185       71,106
                                                -----------
                                                    349,239
                                                -----------
NORWAY -- 1.6%
Tomra Systems (Business
   Goods and Services)...........        3,800       85,040
                                                -----------

RUSSIA -- 0.5%
Tatneft (ADRs) (Resources).......          200       28,422
                                                -----------

SINGAPORE -- 0.9%
Advanced Systems Automation
   (Manufacturing and Industrial
   Equipment)....................       11,000        8,892
Datacraft Asia
   (Telecommunications)..........       10,000       25,800
Electronic Resources
   (Electronics).................       13,000       13,212
                                                -----------
                                                     47,904
                                                -----------
SPAIN -- 4.0%
Actividades de Construccion y
   Servicios (Construction and
   Property).....................        2,000       48,439
Aguas de Barcelona (Industrial
   Goods and Services)...........        1,505       62,035
Tabacalera (Series A)
   (Tobacco).....................        1,300      105,379
                                                -----------
                                                    215,853
                                                -----------

SWEDEN -- 4.7%
Astra (Drugs and
   Health Care)..................        3,935       68,195
Autoliv (ADRs) (Automotive and
   Related)......................        2,100       68,775
Kalmar Industries (Manufacturing
   and Industrial Equipment).....        2,300       37,106
L.M. Ericsson Telefon (Series B)
   (Telecommunications)..........        2,200       82,769
                                                -----------
                                                    256,845
                                                -----------

--------------
* Non-income producing security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
SWITZERLAND -- 2.6%
Helvetia Patria (Financial
   Services).....................           55  $    47,025
Sairgroup (Transportation).......           70       95,759
                                                -----------
                                                    142,784
                                                -----------
TAIWAN -- 0.4%
Hotung Investment Holdings*
   (Financial Services)..........       56,000       10,500
Synnex Technology International
   (GDRs)* (Computer and
   Technology Related)...........          700       13,216
                                                -----------
                                                     23,716
                                                -----------
UNITED KINGDOM -- 11.8%
Airtours (Entertainment and
   Leisure)......................        2,000       40,796
Ashtead Group (Construction
   and Property).................       14,000       43,935
Bodycote International
   (Industrial Goods and
   Services).....................        4,000       59,692
Bodycote International (Rights)*
   (Industrial Goods and
   Services).....................        1,000        6,665
British Biotech (Drugs and
   Health Care)..................       14,000       24,049
CMG* (Computer and
   Technology Related)...........        1,100       27,707
CRT Group (Support Services).....        6,500       38,113
Dixons Group (Retailing).........        2,800       27,818
Granada Group (Entertainment
   and Leisure)..................        4,500       69,644
Halma (Electronics)..............       20,000       38,485
Ladbroke Group (Entertainment
   and Leisure)..................       13,000       56,686
Parity (Computer and
   Technology Related)...........        5,625       59,090
Pizza Express (Restaurants)......        4,000       49,551
Rolls Royce (Aerospace)..........       14,200       53,945
WPP Group (Business Goods
   and Services).................       10,500       46,739
                                                -----------
                                                    642,915
                                                -----------
UNITED STATES -- 27.9%
American International Group
   (Financial Services)..........          650       70,688
AT&T (Telecommunications)........          800       49,000


                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
Bristol-Myers Squibb (Drugs
   and Health Care)..............          900  $    85,163
Cardinal Health (Drugs
   and Health Care)..............          900       67,613
Coca-Cola Enterprises
   (Consumer Goods and
   Services).....................        1,700       60,456
Compaq Computer (Computer
   and Technology Related).......        1,100       62,081
Dayton Hudson (Retailing)........        1,100       74,250
Disney, Walt (Entertainment
   and Leisure)..................          700       69,344
Donaldson, Lufkin & Jenrette
   Securities (Financial
   Services).....................          300       23,850
General Electric (Diversified)...        1,100       80,712
Hewlett-Packard (Computer and
   Technology Related)...........        1,000       62,500
Intel (Computer and
   Technology Related)...........          800       56,175
Interpublic Group of Companies
   (Business Goods and
   Services).....................        1,550       77,209
MBNA (Financial Services)........        3,475       94,911
Merck (Drugs and Health Care)....          800       85,000
Microsoft* (Computer and
   Technology Related)...........          500       64,609
PepsiCo (Consumer Goods and
   Services).....................        2,000       72,875
Pfizer (Drugs and
   Health Care)..................        1,800      134,213
Procter & Gamble (Consumer
   Goods and Services)...........        1,000       79,812
Travelers (Financial Services)...        1,650       88,894
Xerox (Business Goods and
   Services).....................          800       59,050
                                                -----------
                                                  1,518,405
                                                -----------
Total Common Stocks
   (Cost $4,853,342).............                 5,108,035
                                                -----------

PREFERRED STOCKS -- 1.9%
   (Cost $74,609)
GERMANY
Porsche (Non-Voting)*
   (Automotive and Related)......           62      104,112
                                                -----------

---------------
* Non-income producing security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)

                                     Principal
                                      Amount       Value
                                    ----------  -----------
FIXED TIME DEPOSITS -- 5.5%
Canadian Imperial Bank of
   Commerce, Grand Cayman
   5.70%, dated 12/30/1997,
   maturing 1/2/1998.............     $150,000  $   150,000

First National Bank of Chicago,
   Grand Cayman 5-1/2%,
   dated 12/30/1997,
   maturing 1/2/1998.............      150,000      150,000
                                                -----------

                                                   Value
                                                -----------
Total Fixed Time Deposits
   (Cost $300,000)...............               $   300,000
                                                -----------

Total Investments -- 101.2%
   (Cost $5,227,951).............                 5,512,147

Other Assets Less
   Liabilities -- (1.2)%..........                  (62,915)
                                                -----------

Net Assets -- 100.0%..............              $ 5,449,232
                                                -----------
                                                -----------

------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO


                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 94.3%
AUSTRALIA -- 0.8%
Australia National Industries
   (Industrial Goods and
   Services).....................       23,000   $   21,128
Bristile* (Construction and
   Property).....................        6,089        6,030
CSL (Medical Products and
   Technology)...................        3,200       20,014
Futuris (Automotive Parts
   Manufacturing)................       20,273       22,189
HIH Winterthur International
   Holdings (Financial
   Services).....................       12,000       25,721
Jupiters (Leisure and Hotels)....       11,900       21,708
Simsmetal (Metals)...............        4,000       23,196
Henry Walker Group
   (Support Services)............       14,000       16,874
                                                -----------
                                                    156,860
                                                -----------
AUSTRIA -- 1.1%
Bau Holdings (Construction and
   Property).....................        2,600      162,609
Bau Holdings (Voting Preference
   Shares) (Construction and
   Property).....................        1,380       62,601
                                                -----------
                                                    225,210
                                                -----------
BELGIUM -- 0.7%
Telinfo (Telecommunications).....        2,400      147,513
Telinfo (Rights)*
   (Telecommunications)..........          400           11
                                                -----------
                                                    147,524
                                                -----------

                                      Shares       Value
                                    ----------  -----------
CHINA -- 0.1%
Qingling Motors (Automotive Parts
   Manufacturing)................       27,000  $    13,243
                                                -----------

DENMARK -- 2.4%
Danske Traelastkompagni
   (Construction and
   Property).....................        2,043      181,934
Sydbank (Financial Services).....        2,300      130,951
Thorkild Kristensen
   (Construction and
   Property).....................        2,065      176,809
                                                -----------
                                                    489,694
                                                -----------
FINLAND -- 2.2%
Nokian Tyres* (Automotive Parts
   Manufacturing)................        1,365       43,347
Rauma (Capital Goods)............        8,231      128,428
Tamro (Drugs and Health
   Care).........................       30,000      164,657
Valmet (Capital Goods)...........        8,915      123,062
                                                -----------
                                                    459,494
                                                -----------
FRANCE -- 4.1%
Assystem (Industrial Goods
   and Services).................        1,950       63,201
ECIA (Automotive Parts
   Manufacturing)................          910      183,014
L'Europeenne d'Extincteurs
   (Manufacturing)...............        1,610      108,377
L'Europeenne d'Extincteurs
   (Warrants)* (Manufacturing)...          247        1,355
IMS International Metal
   Service (Metals)..............        8,280      104,592


---------------
* Non-income producing security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
FRANCE (continued)
Montupet (Automotive Parts
   Manufacturing)................          950  $   106,582
Sylea (Automotive Parts
   Manufacturing)................        1,807      172,696
Virbac (Veterinary Products).....        1,360      111,666
                                                -----------
                                                    851,483
                                                -----------
GERMANY -- 1.4%
Hornbach Baumarkt
   (Retailing)...................        1,530       43,812
Moebel Walther (Retailing).......        3,400       93,392
Tarkett (Consumer Goods and
   Services).....................        6,300      141,872
                                                -----------
                                                    279,076
                                                -----------
HONG KONG -- 0.5%
Beijing Datang Power
   Generation* (Electric
   Utilities)....................       27,000       12,372
Esprit Holdings (Retailing)......       32,000       10,429
Jardine International Motor
   Holdings (Retailing)..........       34,000       18,432
Johnson Electric Holdings
   (Electronics).................        8,000       23,028
Li & Fung (Consumer Goods
   and Services).................       31,000       43,415
                                                -----------
                                                    107,676
                                                -----------
INDIA -- 0.4%
Gujurat Ambuja Cement (GDRs)
   (Building Materials)..........       10,839       77,228
                                                -----------

ITALY -- 0.5%
La Doria (Consumer Goods and
    Services)....................       41,700      114,324
                                                -----------

JAPAN -- 5.6%
Aiya (Restaurants)...............        2,000       15,489
Asahi Diamond Industries
   (Manufacturing)...............        3,300       14,398
Asatsu (Advertising).............        1,900       27,389
Benesse (Business Goods and
   Services).....................        1,000       24,077
Enplas (Electronics).............        2,000       26,991
Forval (Telecommunications)......        2,000       18,710
Fujicco (Consumer Goods and
   Services).....................        2,000       16,869
Fujitsu Business Systems
   (Business Goods and
   Services).....................        2,000       32,205


                                      Shares       Value
                                    ----------  -----------
JAPAN (continued)
Glory Kogyo (Manufacturing)......        3,000  $    37,956
Higashi Nihon House
   (Construction and
   Property).....................        4,000       18,249
HIS (Leisure and Hotels).........        1,100       19,147
Hitachi Information Systems
   (Computer Software)...........        2,000       19,936
Hitachi Medical (Medical
   Products and Technology)......        3,000       29,444
Hokkai Can (Manufacturing).......        7,000       13,419
Hokushin (Manufacturing).........        2,300        4,056
Horiba Instruments
   (Electronics).................        4,000       41,100
Iino Kaiun* (Transportation).....       23,000       34,038
Japan Information Processing
   Service (Computer
   Software).....................        3,200       22,329
Kentucky Fried Chicken
   (Restaurants).................        3,000       22,773
Kissei Pharmaceutical (Drugs and
   Health Care)..................        2,000       28,831
Komatsu Seiren
   (Manufacturing)...............        3,000       17,943
Maspro Denkoh
   (Telecommunications)..........        3,000       19,438
Mitsubishi Cable Industries
   (Manufacturing)...............        9,000       15,872
Mitsui Home (Construction and
   Property).....................        8,000       43,553
Nakayama Steel Works
   (Metals)......................       18,000       24,844
Namura Shipbuilding (Capital
   Goods)........................        8,000       18,096
Nichicon (Manufacturing).........        3,000       27,834
Nippon Seiki (Automotive Parts
    Manufacturing)...............        2,300       15,872
Nishio Rent All (Construction
   and Property).................        3,000       25,994
Nissha Printing (Paper and
   Printing).....................        3,000       18,081
Nisshin Fire & Marine Insurance
   (Financial Services)..........       11,000       25,304
Nittetsu Mining (Energy).........        4,000       16,256
Nova (Consumer Goods and
   Services).....................        3,000        9,201
Okinawa Electric Power
   (Electric Utilities)..........        1,200       18,403
Rengo (Paper and Printing).......        5,000       10,927
Ryoyo Electro (Electronics)......        4,000       42,020


----------------
* Non-income producing security.
See Notes to Financial Statements.

                               Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
JAPAN (continued)
Sagami Chain (Restaurants).......        2,000  $    14,185
Sanyo Special Steel (Metals).....       25,000       28,754
Shohkoh Fund (Financial
   Services).....................          100       30,518
Sodick (Manufacturing)...........        5,000       14,339
Sundrug (Retailing)..............        1,400       15,029
Takasago (Chemicals).............        7,000       28,501
TOEI (Media).....................        5,000       18,211
Tokyo Style (Manufacturing)......        2,000       18,096
Towa Pharmaceutical (Drugs
   and Health Care)..............        2,000       13,112
Toyo Ink Manufacturing
   (Chemicals)...................        7,000       12,345
Tsubaki Nakashima
   (Manufacturing)...............        6,000       31,975
Tsudakoma (Manufacturing)........       13,000       28,509
Tsutsumi Jewelry (Retailing).....        3,000       36,806
Xebio (Retailing)................        2,600       20,734
Yokohama Reito (Distributors)....        3,000       23,003
                                                -----------
                                                  1,151,161
                                                -----------
MALAYSIA -- 0.0%
Chemical Company of Malaysia
   (Warrants)* (Chemicals).......        1,250          217
                                                -----------

NETHERLANDS -- 1.9%
Benckiser* (Consumer Goods
   and Services).................        2,700      111,784
Otra (Electronics)...............        9,140      130,797
Samas Groep (Manufacturing)......        3,036      141,425
                                                -----------
                                                    384,006
                                                -----------
NEW ZEALAND -- 0.1%
Sky Network Television*
   (Media).......................        8,000       12,028
                                                -----------

NORWAY -- 0.5%
Ekornes (Manufacturing)..........       13,800      113,237
                                                -----------

SINGAPORE -- 0.4%
Bukit Sembawang Estates
   (Construction and
   Property).....................          900        5,938
Dairy Farm International Holdings
    (Retailing)..................       18,000       19,440
Excel Machine Tools*
   (Manufacturing)...............       40,000        8,678


                                      Shares       Value
                                    ----------  -----------
SINGAPORE (continued)
Informatics Holdings (Business
   Goods and Services)...........       41,000  $    18,276
Venture Manufacturing
   (Electronics).................        3,500        9,777
Want Want Holdings (Class A)*
   (Consumer Goods and
   Services).....................        8,200       11,316
Want Want Holdings* (Consumer
   Goods and Services)...........        3,400        4,488
                                                -----------
                                                     77,913
                                                -----------
SWEDEN -- 3.0%
Angpanneforeningen (Class B)
   (Business Goods and
   Services).....................        4,375       63,137
BT Industries (Capital Goods)....        4,740       94,990
Bure Investment Aktiebolaget
   (Financial Services)..........        4,700       61,904
Finnveden (Series B)
   (Manufacturing)...............        5,400      100,390
Kalmar Industries (Capital
   Goods)........................        4,563       73,614
Munksjo (Paper and Printing).....        8,400       79,934
PLM (Manufacturing)..............        9,500      132,907
                                                -----------
                                                    606,876
                                                -----------
SWITZERLAND -- 3.2%
Fotolabo Club (Retailing)........          185       41,125
Hero (Consumer Goods and
   Services).....................          150       84,644
Kardex (Industrial Goods and
   Services).....................          484      128,449
Prodega (Retailing)..............          229      101,030
Selecta Group* (Consumer
    Goods and Services)..........          850      113,953
SIG Schweizerische Industrie-
   Gesellschaft* (Manufacturing).           90      122,811
Tag Heuer (ADRs)* (Retailing)....          730       63,413
                                                -----------
                                                    655,425
                                                -----------
TAIWAN -- 0.2%
Taiwan American Fund*
   (Miscellaneous)...............        2,000       31,420
                                                -----------

THAILAND -- 0.1%
Hana Microelectronics
   (Electronics).................       12,000       28,479
                                                -----------

---------------
* Non-income producing security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
UNITED KINGDOM -- 19.1%
Abacus Polar (Electrical
   Distribution).................       22,500  $    54,816
AEA Technology (Industrial
   Goods and Services)...........        6,500       57,760
Allied Leisure (Leisure and
   Hotels).......................       97,500       45,091
Ashtead Group (Construction
   and Property).................      101,600      318,844
British Polythene Industries
   (Manufacturing)...............        5,500       39,517
BTG (Technology).................        5,000       56,158
Capital Radio (Media)............       20,500      168,283
Chiroscience Group (Drugs and
   Health Care)..................        4,250       15,514
CMG* (Computer Software).........        9,000      226,696
Cobham (Manufacturing)...........        8,950      123,657
CRT Group (Support Services).....       30,000      175,906
David Brown Group
   (Manufacturing)...............       35,657      128,096
Dawson Group
   (Transportation)..............       26,600       92,264
Domnick Hunter Group
   (Manufacturing)...............       20,000      108,847
Druck Holdings (Industrial Goods
   and Services).................       11,500       45,587
Electronics Boutique*
   (Retailing)...................      129,800      101,836
F.I. Group (Computer
   Software).....................       11,720      180,513
F.I. Group (Rights)* (Computer
   Software).....................          976       15,032
Fairey Group (Electronics).......       15,200      129,546
Games Workshop Group
   (Retailing)...................        9,400       90,438
GWR Group (Media)................       24,000       66,795
IBC Group (Business Goods
   and Services).................       27,800      181,144
ISA International (Business
   Goods and Services)...........       33,400       46,064
National Express Group
   (Transportation)..............       14,000      158,514
Parity (Computer Software).......       25,312      265,898
Peptide Therapeutics (Drugs
   and Health Care)..............        2,750       12,105
Pizza Express (Restaurants)......       19,500      241,561
Polypipe (Building Materials)....       70,500      204,361


                                      Shares       Value
                                    ----------  -----------
UNITED KINGDOM (continued)
Save Group (Retailing)...........        8,600  $    12,855
Shire Pharmaceuticals* (Drugs
   and Health Care)..............        5,500       26,027
Stoves (Manufacturing)...........       10,000       41,458
Tilbury Douglas (Construction
   and Property).................       50,500      162,651
Trifast (Electrical Distribution)        8,000       72,146
Trinity International Holdings
   (Media).......................       26,100      208,649
Vanguard Medica Group (Drugs
   and Health Care)..............        3,500       24,482
Vanguard Medica Group
   (Warrants)* (Drugs and
   Health Care)..................          500          376
Wellington Holdings
   (Manufacturing)...............        9,500       24,714
                                                -----------
                                                  3,924,201
                                                -----------
UNITED STATES -- 46.0%
AccuStaff* (Business Goods
   and Services).................        8,600      197,800
Acuson* (Medical Products and
   Technology)...................        3,000       49,687
Acxiom* (Computer Software)......        2,200       42,075
ADVO* (Business Goods
   and Services).................        3,200       62,400
Affiliated Computer Services
   (Class A)* (Business Goods
   and Services).................        2,200       57,888
Allied Waste Industries (Industrial
   Goods and Services)...........        6,800      158,737
American Capital Strategies*
   (Financial Services)..........        2,200       39,463
American HomePatient* (Drugs
    and Health Care).............        2,800       65,100
American Homestar*
   (Manufacturing)...............        9,000      148,500
American Management
   Systems* (Business Goods
   and Services).................        1,000       19,437
AmeriSource Health (Class A)*
   (Drugs and Health Care).......        2,200      128,150
Analysts International (Business
   Goods and Services)...........        1,500       52,125
Anchor Gaming* (Leisure and
   Hotels).......................        1,600       89,200

--------------
* Non-income producing security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
ANTEC*
   (Telecommunications)..........        3,900  $    61,425
Applied Micro Circuits*
   (Electronics).................        1,700       21,144
Arch Communications Group*
   (Telecommunications)..........        6,000       31,125
Asyst Technologies*
   (Technology)..................        5,800      127,600
Avant!* (Computer Software)......        3,800       63,887
BA Merchant Services (Class A)*
   (Business Goods and
   Services).....................        5,100       90,525
Bacou USA* (Industrial Goods
   and Services).................        3,100       53,669
Berg Electronics* (Electronics)..       11,000      250,250
BISYS Group* (Business Goods
   and Services).................        2,900       96,787
Black Box* (Electronics).........        3,000      106,500
Budget Group* (Consumer Goods
   and Services).................        4,100      141,706
Burr-Brown* (Technology).........        3,700      119,094
Cabot Oil & Gas (Energy).........          700       13,606
CalEnergy* (Independent
   Power Producers)..............        3,900      112,125
Calpine* (Independent
   Power Producers)..............        9,600      142,800
Canandaigua Brands (Class A)*
   (Consumer Goods and
   Services).....................        2,915      161,782
Carriage Services* (Consumer
   Goods and Services)...........        2,700       50,794
Castle Dental Centers* (Drugs
   and Health Care)..............        6,000       45,750
CCA Prison Realty Trust
   (Construction and Property)...        2,800      124,950
Celadon Group*
   (Transportation)..............        6,000       79,500
Ceridian* (Business Goods
   and Services).................        5,500      251,969
Chart Industries (Industrial
   Goods and Services)...........        1,000       22,812
CMP Media (Class A)*
   (Media).......................          900       15,525
Cognex* (Electronics)............        5,400      147,488
Coinmach Laundry* (Consumer
   Goods and Services)...........        4,600      113,275
Collaborative Clinical Research*
   (Drugs and Health Care).......        2,900       14,953


                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
Compdent* (Drugs and
   Health Care)..................        6,000  $   122,625
Corporate Express* (Business
   Goods and Services)...........       10,500      135,516
Cox Radio (Class A)* (Media).....        6,500      261,625
Credence Systems*
   (Technology)..................        5,425      160,377
Dominick's Supermarkets*
   (Retailing)...................        2,300       83,950
Eagle Geophysical* (Energy)......        1,800       23,625
Edutrek International (Class A)*
   (Miscellaneous)...............          100        2,613
Equity International* (Consumer
   Goods and Services)...........        3,000       69,375
FactSet Research Systems*
   (Business Goods
   and Services).................        5,900      181,425
FirstService* (Business Goods
   and Services).................        1,600       12,000
Flanders* (Industrial Goods
   and Services).................        4,200       39,244
Fusion Systems (Rights)* (Capital
   Goods)........................          800          600
General Cable* (Industrial Goods
    and Services)................        1,000       36,188
General Semiconductor*
   (Technology)..................        6,200       71,688
Glenayre Technologies*
   (Telecommunications)..........        4,000       39,750
GTECH Holdings* (Leisure and
   Hotels).......................        3,700      118,169
Gulf South Medical Supply*
   (Medical Products and
   Technology)...................        2,600       97,338
HA-LO Industries*
   (Advertising).................        2,300       59,800
HCC Insurance Holdings
   (Financial Services)..........        1,500       31,875
Hearst-Argyle Television
   (Class A)* (Media)............          900       26,606
Imnet Systems* (Computer
   Software).....................        2,200       35,475
Imperial Credit* (Financial
   Services).....................        3,000       62,063
Imperial Credit Commercial
   Mortgage (Financial
   Services).....................        1,600       23,400

----------------
* Non-income producing security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
Insignia Financial* (Financial
   Services).....................        4,400  $   101,200
Inso* (Computer Software)........        1,600       18,350
Integrated Device Technology*
   (Technology)..................        2,300       21,706
International Home Foods*
   (Consumer Goods and
   Services).....................          600       16,800
Jacor Communications*
   (Media).......................        2,900      154,244
Journal Register* (Media)........        4,500       94,500
JP Foodservice* (Business
   Goods and Services)...........        4,000      147,750
KEMET* (Electronics).............        7,000      135,188
Kendle International* (Drugs and
   Health Care)..................        5,000       82,500
Lattice Semiconductor*
   (Technology)..................        1,200       57,000
MAPICS (Computer Software).......        5,000       54,375
Marcam Solutions* (Computer
   Software).....................        2,500       17,969
McDermott International
   (Energy)......................        1,200       43,950
Medallion Financial
   (Financial Services)..........        6,000      130,500
MMI (Financial Services).........        2,926       73,516
Mutual Risk Management
   (Financial Services)..........        3,332       99,752
NCS HealthCare (Class A)*
   (Drugs and Health Care).......        6,100      160,887
Oak Industries*
   (Capital Goods)...............          900       26,719
Ocwen Financial* (Financial
   Services).....................        2,200       55,962
OM Group (Chemicals).............        3,000      109,875
Omnicare (Drugs and Health
   Care).........................        1,800       55,800
Personnel Group of America*
   (Business Goods
   and Services).................        2,200       72,600
Petersen Companies
   (Class A)* (Media)............        2,700       62,100
Physician Sales & Services*
   (Medical Products
   and Technology)...............        3,200       69,600
Pierce Leahy* (Business Goods
   and Services).................        1,800       36,900
PMC-Sierra* (Technology).........        4,800      149,700

                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
PMT Services* (Business Goods
   and Services).................        6,200  $    86,606
Polymer Group*
   (Chemicals)...................        2,000       19,000
Pride International* (Energy)....        1,400       35,350
PSW Technologies* (Business
   Goods and Services)...........        2,900       41,506
Quorum Health Group* (Drugs
   and Health Care)..............        1,900       49,875
RDO Equipment (Class A)*
   (Retailing)...................        4,800       87,900
Regal Cinemas* (Leisure and
   Hotels).......................          700       19,600
Renex* (Drugs and
   Health Care)..................        5,000       26,875
Roslyn Bancorp (Financial
   Services).....................        2,000       46,563
Santa Fe Energy Resources*
   (Energy)......................        4,900       55,125
Scherer (R.P.)* (Drugs and
   Health Care)..................          600       36,600
Simon Transportation Services*
   (Transportation)..............        4,600      109,250
SITEL* (Business Goods
   and Services).................        4,000       36,500
Somnus Medical Technologies*
   (Medical Products and
   Technology)...................        5,000       63,281
Source Services* (Business
   Goods and Services)...........        5,700      122,194
Staff Leasing* (Business Goods
   and Services).................        1,100       20,762
Steinway Musical Instruments*
   (Consumer Goods and
   Services).....................        2,900       67,062
Synopsys* (Computer
   Software).....................        2,400       85,650
Total Renal Care Holdings*
   (Drugs and Health Care).......        6,833      187,907
Universal Outdoor Holdings*
   (Advertising).................        6,000      312,750
Valley National Gases*
   (Chemicals)...................        6,100       66,528
Vishay Intertechnology*
   (Electronics).................        3,400       80,325
Waters* (Medical Products and
   Technology)...................        1,600       60,200
Watson Pharmaceuticals* (Drugs
   and Health Care)..............        2,400       77,850

---------------
* Non-income producing security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
Wisconsin Central Transportation*
   (Transportation)..............    2,600      $    60,937
Youth Services* (Support
   Services).....................    8,900          136,559
Zag Industries* (Consumer
   Goods and Services)...........   14,200          124,250
                                                -----------
                                                  9,433,378
                                                -----------
Total Common Stocks
   (Cost $18,902,276)............                19,340,153
                                                -----------

PREFERRED STOCKS -- 0.6%
    (Cost $148,363)
GERMANY
Gerry Weber International*
   (Manufacturing)...............    4,993          116,604
                                                -----------

                                     Principal
                                      Amount       Value
                                    ----------  -----------
SUBORDINATED
   CONVERTIBLE BONDS -- 0.1%
   (Cost $19,151)
FRANCE
L'Europeenne d'Extincteurs 4-1/4%,
   1/1/2005 (Manufacturing)......      $24,700  $    19,275
                                                -----------

SHORT-TERM HOLDINGS -- 4.4%
    (Cost $900,000)..............                   900,000
                                                -----------

Total Investments -- 99.4%
   (Cost $19,969,790)............                20,376,032

Other Assets Less
   Liabilities -- 0.6%............                  128,558
                                                -----------

Net Assets -- 100.0%..............              $20,504,590
                                                -----------
                                                -----------

------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO


                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 86.4%
FINLAND -- 0.3%
Nokia (Telecommunications).......          175  $    12,432
                                                -----------

FRANCE -- 3.3%
Alcatel Alsthom
   (Telecommunications)..........          300       38,145
Cap Gemini* (Computer
   Software).....................          340       27,888
Rhone-Poulenc
   (Medical Products and
   Technology)...................        1,200       53,772
                                                -----------
                                                    119,805
                                                -----------
GERMANY -- 1.6%
LHS Group* (Computer
   Software).....................        1,000       59,495
                                                -----------

HONG KONG -- 1.0%
Elec & Eltek International
   Holdings (Electronics)........      150,000       37,174
                                                -----------

HUNGARY -- 1.1%
Richter Gedeon (GDRs)
   (Medical Products and
   Technology)...................          350       40,688
                                                -----------


                                      Shares       Value
                                    ----------  -----------
INDIA -- 0.4%
Videsh Sanchar Nigam
   (GDRs)+
   (Telecommunications)..........        1,000  $    13,875
                                                -----------

ISRAEL -- 1.2%
ECI Telecommunications
   (Networking/Communications
   Infrastructure)...............        1,700       43,456
                                                -----------

ITALY -- 1.1%
Telecom Italia
   (Telecommunications)..........        6,500       41,520
                                                -----------

JAPAN -- 3.6%
Canon (Computer Hardware/
   Peripherals)..................        1,000       23,310
CSK (Computer and Business
   Services).....................        1,000       25,611
Hirose Electronics (Electronics).          400       20,457
Secom (Computer and Business
   Services).....................        1,000       63,950
                                                -----------
                                                    133,328
                                                -----------
LUXEMBOURG -- 0.5%
Millicom International Cellular*
   (Telecommunications)..........          500       18,688
                                                -----------

---------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
NETHERLANDS -- 3.3%
ASM Lithography Holding*
   (Electronics Capital
   Equipment)....................          800  $    54,050
Philips Electronics
   (Electronics).................        1,150       69,006
                                                -----------
                                                    123,056
                                                -----------
SINGAPORE -- 1.8%
Amtek Engineering (Electronics
   Capital Equipment)............       11,000        6,668
Informatics Holdings
   (Computer Software)...........       70,000       31,204
Venture Manufacturing
   (Electronics).................       10,000       27,935
                                                -----------
                                                     65,807
                                                -----------
SOUTH KOREA -- 0.1%
SK Telecommunications (ADRs)
   (Telecommunications)..........          438        2,847
                                                -----------

SWEDEN -- 2.5%
L.M. Ericsson Telefon (Series B)
   (Networking/Communications
   Infrastructure)...............          500       18,811
Information Highway* (Computer
   and Business Services)........        2,000       40,963
Pharmacia & Upjohn (Medical
   Products and Technology)......          920       33,859
                                                -----------
                                                     93,633
                                                -----------
TAIWAN -- 1.5%
Siliconware Precision Industries
   (GDRs)* (Electronics Capital
   Equipment)....................        2,150       27,520
Taiwan Semiconductor
Manufacturing (ADRs)*
   (Semiconductors)..............        1,500       27,281
                                                -----------
                                                     54,801
                                                -----------
UNITED KINGDOM -- 16.4%
Abacus Polar (Distributors)......        8,500       20,708
Admiral (Computer and Business
   Services).....................        7,000       83,072
Astec (Computer Hardware/
   Peripherals)..................       12,600       22,164
BTG (Computer and Business
   Services).....................        3,600       40,434


                                      Shares       Value
                                    ----------  -----------
UNITED KINGDOM (continued)
Celltech* (Medical Products and
   Technology)...................        5,000  $    24,569
CMG* (Computer Software).........        3,000       75,565
CRT Group (Computer and
   Business Services)............        8,700       51,013
Logica (Computer and
    Business Services)...........        2,988       57,126
Misys (Computer Software)........        1,600       48,362
M.M.T. Computing (Computer
   and Business Services)........        6,000       83,196
Premier Farnell (Distributors)...        3,500       25,465
Dr. Solomon's Group (ADRs)*
   (Computer Software)...........        1,650       52,800
VERO Group (Electronics).........       12,500       18,582
                                                -----------
                                                    603,056
                                                -----------
UNITED STATES -- 46.7%
3DO* (Computer Software).........        2,400        5,212
Activision*
   (Computer Software)...........          800       14,350
Adaptec* (Electronics)...........          700       26,031
ADFlex Solutions*
   (Electronics).................          600        9,788
American Power Conversion*
   (Computer Hardware/
   Peripherals)..................        1,300       30,794
AMF Bowling*
   (Miscellaneous)...............        9,000      225,000
Applied Materials* (Electronics
   Capital Equipment)............          800       24,075
Aspect Telecommunications*
   (Networking/Communications
   Infrastructure)...............          600       12,600
Cadence Design System*
   (Computer Software)...........        1,200       29,400
CIDCO* (Networking/
   Communications
   Infrastructure)...............          400        7,625
Cisco Systems* (Networking/
   Communications
   Infrastructure)...............          750       41,859
CMP Media (Class A)* (Media).....        3,400       58,650
Cognex* (Electronics)............        1,100       30,044
Creative Technology* (Computer
   Hardware/Peripherals).........        2,500       54,844
Credence Systems* (Electronics
   Capital Equipment)............        1,100       32,519

--------------
* Non-income producing security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
UNITED STATES (continued)
Electro Scientific Industries*
   (Electronics Capital
   Equipment)....................          600  $    22,988
Electronics for Imaging*
   (Electronics).................        1,300       21,572
EMC* (Computer Hardware/
   Peripherals)..................        2,400       65,850
Etec Systems* (Electronics
   Capital Equipment)............          650       30,184
Flextronics International*
   (Electronics).................          600       20,550
Gartner Group (Class A)*
   (Computer and Business
   Services).....................        1,000       37,313
GaSonics International*
   (Electronics).................          700        6,934
Gemstar International*
   (Telecommunications)..........          500       12,031
GenRad* (Electronics)............          300        9,056
Hadco* (Electronics).............          300       13,584
In Focus Systems* (Computer
   Hardware/Peripherals).........          950       29,153
International Rectifier*
   (Semiconductors)..............        1,000       11,813
KLA-Tencor* (Electronics Capital
   Equipment)....................          900       34,734
Kulicke & Soffa Industries*
   (Electronics).................        2,200       41,113
Lattice Semiconductor*
   (Semiconductors)..............          700       33,250
Lexmark International Group
   (Class A)* (Computer
   Hardware/Peripherals).........        1,500       57,000
Maxim Integrated Products*
   (Semiconductors)..............        1,600       55,300
Microchip Technology*
   (Semiconductors)..............        1,200       36,075
MMC Networks* (Networking/
   Communications
   Infrastructure)...............        6,000      100,313
Network Appliances*
   (Networking/Communications
   Infrastructure)...............          600       21,075
Networks Associates* (Computer
   Software).....................          666       35,152
Novellus Systems* (Electronics
   Capital Equipment)............        1,300       42,047


                                    Shares or
                                    Principal
                                      Amount       Value
                                    ----------   ----------
UNITED STATES (continued)
Parametric Technology*
   (Computer Software)...........     1,300 shs. $   61,506
PMC-Sierra*
   (Semiconductors)..............     1,000          31,188
Read-Rite* (Computer Hardware/
   Peripherals)..................     1,900          30,162
Storage Technology* (Computer
   Hardware/Peripherals).........     1,100          68,131
Structural Dynamics Research*
   (Computer Software)...........     2,100          47,513
Synopsys* (Computer
   Software).....................     1,847          65,941
Teradyne* (Electronics Capital
   Equipment)....................     1,300          41,600
Veeco Instruments (Electronics
   Capital Equipment)............       600          13,237
Vestcom International (Computer
   and Business Services)........     1,000          22,000
                                                -----------
                                                  1,721,156
                                                -----------
Total Common Stocks
    (Cost $3,241,519)............                 3,184,817
                                                -----------

FIXED TIME DEPOSITS -- 10.8%
Canadian Imperial Bank of
   Commerce, Grand Cayman
   5.70%, dated 12/30/1997,
   maturing 1/2/1998.............  $140,000         140,000
First National Bank of Chicago,
   Grand Cayman 5-1/2%,
   dated 12/30/1997, maturing
   1/2/1998......................   140,000         140,000
National Westminster, Nassau
   5-1/4%, dated 12/30/1997,
   maturing 1/2/1998.............   120,000         120,000
                                                -----------

Total Fixed Time Deposits
   (Cost $400,000)...............                   400,000
                                                -----------

Total Investments -- 97.2%
   (Cost $3,641,519).............                 3,584,817

Other Assets Less
   Liabilities -- 2.8%............                  101,411
                                                -----------

Net Assets -- 100.0%..............              $ 3,686,228
                                                -----------
                                                -----------

-----------------
* Non-income producing security.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO

                                      Shares       Value
                                    ----------  -----------
COMMON STOCKS -- 94.3%
AUSTRALIA -- 0.9%
Australia and New Zealand
   Banking Group (Banking).......         750    $    4,954
Australian Gas Light
   (Resources)...................       1,800        12,548
Brambles Industries (Industrial
   Goods and Services)...........         370         7,340
ICI Australia (Manufacturing)....       1,000         7,004
Lend Lease (Construction and
   Property).....................         510         9,968
Santos (Resources)...............       1,050         4,323
Telstra* (Telecommunications)....       2,400         5,067
Westpac Banking (Banking)........       2,000        12,790
Woodside Petroleum
   (Resources)...................       1,300         9,164
Woolworth (Retailing)............       2,000         6,684
                                                -----------
                                                     79,842
                                                -----------
BELGIUM -- 1.4%
Credit Communal Holding/Dexia*
   (Financial Services)..........         990       132,774
                                                -----------

BRAZIL -- 3.5%
Companhia Energetica de Minas
   Gerais "CEMIG" (ADRs)
   (Utilities)...................       2,000        90,000
Petroleo Brasileiro "Petrobras"
   (Resources)...................       4,625       108,163
Telecomunicacoes Brasileiras
   "Telebras" (ADRs)
   (Telecommunications)..........       1,050       122,259
                                                -----------
                                                    320,422
                                                -----------
CROATIA -- 0.3%
Pliva (GDRs) (Health and
   Household)....................       1,850        30,664
                                                -----------

CZECH REPUBLIC -- 0.2%
SPT Telecom*
   (Telecommunications)..........         200        21,400
                                                -----------

DENMARK -- 0.9%
Novo Nordisk (Class B) (Health
   and Household)................         546        78,115
                                                -----------

                                      Shares       Value
                                    ----------  -----------
FRANCE -- 10.5%
Accor (Leisure and Hotels).......         690   $   128,332
AXA-UAP (Insurance)..............       1,739       134,605
Banque Nationale de Paris
   (Banking).....................       2,209       117,453
Carrefour Supermarche
   (Retailing)...................         166        86,635
Cie Generale des Eaux
   (Industrial Goods and
   Services).....................         929       129,703
ELF Aquitaine (Resources)........       1,145       133,217
France Telecom*
   (Telecommunications)..........       1,544        56,022
Lafarge (Construction and
   Property).....................       1,435        94,188
Usinor Sacilor (Metals)..........       5,884        84,986
                                                -----------
                                                    965,141
                                                -----------
GERMANY -- 8.2%
Adidas (Retailing)...............         667        88,268
Bayer (Chemicals)................       2,765       102,624
Bayerische Vereinsbank*
   (Banking).....................       1,842       118,809
Lufthansa (Transportation).......       5,665       106,468
Mannesmann (Industrial Goods
   and Services).................         288       144,605
SKW Trostberg
   (Chemicals)...................       2,556        81,152
Thyssen (Metals).................         525       112,096
                                                -----------
                                                    754,022
                                                -----------
HONG KONG -- 0.6%
Cheung Kong (Construction and
   Property).....................       1,000         6,551
CITIC Pacific (Miscellaneous)....       1,000         3,976
Hutchison Whampoa (Industrial
   Goods and Services)...........       1,000         6,273
New World Development
   (Construction and
   Property).....................       1,000         3,459
New World Infrastructure
   (Construction and
   Property).....................       3,000         6,757
Sun Hung Kai Properties
   (Construction and
   Property).....................         200         1,394

-------------
* Non-income producing security.
See Notes to Financial Statements.

                           Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
HONG KONG (continued)
Swire Pacific (Construction and
   Property).....................       1,500   $     8,229
Television Broadcasts (Media)....       3,000         8,558
Wharf Holdings (Construction
   and Property).................       3,000         6,583
                                                -----------
                                                     51,780
                                                -----------
HUNGARY -- 4.3%
Magyar Tavkozlesi Rt. "Matav"
   (ADRs)*
   (Telecommunications)..........       6,840       177,840
MOL Magyar Olaj-es Gazipari
   (GDRs)* (Resources)...........       6,400       156,160
MOL Magyar Olaj-es Gazipari
   (GDRs)*+ (Resources)..........       2,600        63,440
                                                -----------
                                                    397,440
                                                -----------
INDIA -- 1.2%
Gujurat Ambuja Cement (GDRs)
   (Manufacturing)...............       7,060        50,303
Videsh Sanchar Nigam (GDRs)+
   (Telecommunications)..........       4,450        61,744
                                                -----------
                                                    112,047
                                                -----------

ITALY -- 3.7%
ENI (Resources)..................      18,834       106,783
Istituto Nazionale delle
   Assicurazioni (Insurance).....       3,693        90,705
Telecom Italia
   (Telecommunications)..........      32,408       142,892
                                                -----------
                                                    340,380
                                                -----------
JAPAN -- 9.6%
Aoyama Trading (Retailing).......         700        12,506
Autobacs Seven (Retailing).......         700        20,128
Bank of Tokyo Mitsubishi
   (Financial Services)..........       3,000        41,406
Banyu Pharmaceutical (Health
   and Household)................       1,000        11,042
Benesse (Business Services)......         500        12,038
CSK (Business Services)..........       1,700        43,538
Dai Nippon Printing (Industrial
   Goods and Services)...........       2,000        37,572
Denny's (Restaurants)............       1,000        22,083
East Japan Railway
   (Transportation)..............           7        31,614
Fujitsu Business Systems
   (Business Services)...........         600         9,661


                                      Shares       Value
                                    ----------  -----------
JAPAN (continued)
Hokkai Can (Manufacturing).......       4,000   $     7,668
Ishikawajima-Harima (Industrial
   Goods and Services)...........      18,000        26,914
Japan Airport Terminal
   (Transportation)..............       2,000        12,575
Japan Tobacco (Tobacco)..........           4        28,402
KAO (Consumer Products)..........       2,000        28,831
Kirin Brewery (Consumer
   Products).....................       4,000        29,138
Mitsubishi Materials (Metals)....      10,000        16,102
Mitsui Chemicals (Chemicals).....      13,000        23,924
Mitsui Marine & Fire
   (Insurance)...................       6,000        30,641
Mitsui O.S.K. Lines
   (Transportation)..............      19,000        26,370
Nippon Telegraph & Telephone
   (Telecommunications)..........           4        34,352
Nitto Denko (Industrial Goods
   and Services).................       2,000        34,505
Nomura Securities (Financial
   Services).....................       4,000        53,368
Pioneer Electronic+
   (Electronics).................       3,000        46,237
Sumitomo Bank (Banking)..........       4,000        45,700
Sumitomo Realty & Development
   (Construction and
   Property).....................       7,000        40,256
Sumitomo Trust and Banking
   (Banking).....................       5,000        25,994
Toho (Media).....................         200        21,317
Toshiba (Electronics)............      11,000        45,800
Tsubaki Nakashima
   (Manufacturing)...............       2,500        13,323
Yamaha (Manufacturing)...........       3,000        34,045
York-Benimaru (Retailing)........       1,000        12,038
                                                -----------
                                                    879,088
                                                -----------
MEXICO -- 2.9%
Desc (ADRs) (Manufacturing)......       5,423       203,363
Grupo Iusacell (ADRs)*
   (Telecommunications)..........       2,700        58,556
                                                -----------
                                                    261,919
                                                -----------
NETHERLANDS -- 6.2%
Akzo Nobel (Chemicals)...........         792       136,631
Benckiser (Series B) (Health and
   Household)....................       3,195       132,278
Elsevier (Media).................       4,662        75,457

---------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
NETHERLANDS (continued)
ING Groep (Insurance)............       2,972   $   125,245
Philips Electronics
   (Electronics).................       1,667       100,028
                                                -----------
                                                    569,639
                                                -----------
PORTUGAL -- 1.9%
Electricidade de Portugal
   (Utilities)...................       2,966        56,192
Portugal Telecom (ADRs)
   (Telecommunications)..........       1,200        56,400
Telecel-Comunicacoes Pessoais*
   (Telecommunications)..........         590        62,897
                                                -----------
                                                    175,489
                                                -----------
RUSSIA -- 1.7%
Tatneft (ADRs) (Resources).......         220        31,264
Tatneft (ADRs)+ (Resources)......         860       122,550
                                                -----------
                                                    153,814
                                                -----------
SINGAPORE -- 0.1%
Singapore Press Holdings
   (Media).......................         300         3,762
                                                -----------

SPAIN -- 4.9%
Actividades de Construccion y
   Servicios (Construction and
   Property).....................       2,920        70,722
Banco Bilbao Vizcaya
   (Banking).....................       4,233       136,974
Endesa (Utilities)...............       7,030       124,815
Telefonica de Espana
   (Telecommunications)..........       4,138       118,147
                                                -----------
                                                    450,658
                                                -----------
SWEDEN -- 3.4%
Astra (Health and Household).....       5,233        90,689
Electrolux (Series B) (Consumer
   Products).....................         249        17,292
L.M. Ericsson Telefon (Series B)
   (Telecommunications)..........       3,230       121,520
Nordbanken Holding (Banking).....      14,899        84,315
                                                -----------
                                                    313,816
                                                -----------
SWITZERLAND -- 6.3%
CS Holdings (Banking)............         779       120,420
Novartis (Health and
   Household)....................          81       131,306
Roche Holdings (Health and
   Household)....................          13       128,977


                                      Shares       Value
                                    ----------  -----------
SWITZERLAND (continued)
Schweizerischer Bankerein
   (Banking).....................         211   $    65,523
Zurich Versicherungs
   (Insurance)...................         277       131,869
                                                -----------
                                                    578,095
                                                -----------
TAIWAN -- 0.2%
The ROC Taiwan Fund
   (Miscellaneous)...............       1,200         9,750
Taiwan Opportunities Fund*
   (Miscellaneous)...............       1,000        12,880
                                                -----------
                                                     22,630
                                                -----------
UNITED KINGDOM -- 21.4%
B.A.T. Industries (Tobacco)......      17,000       155,698
British Biotech (Health and
   Household)....................      26,500        45,521
British Petroleum (Resources)....       9,500       125,608
Bunzl (Manufacturing)............      28,000       109,607
Caradon (Building Materials).....      16,200        48,030
Dixons Group (Retailing).........       7,000        69,545
FKI Babcock (Industrial Goods
   and Services).................      31,000        98,309
Granada Group (Leisure and
   Hotels).......................      10,500       162,502
Laporte (Chemicals)..............       7,000        77,291
National Power (Utilities).......      13,500       134,345
Railtrack Group
   (Transportation)..............       9,699       155,553
Reuters Holdings (Media).........       8,500        93,854
Rolls Royce (Industrial Goods
   and Services).................      23,500        89,274
Royal Bank of Scotland
   (Banking).....................      11,500       147,778
Tesco (Retailing)................      22,000       178,053
United Utilities (Utilities).....       9,000       116,693
WPP Group (Media)................      36,000       160,248
                                                -----------
                                                  1,967,909
                                                -----------
Total Common Stocks
   (Cost $7,836,740).............                 8,660,846

Other Assets Less
   Liabilities -- 5.7%............                  521,619
                                                -----------

Net Assets -- 100.0%..............              $ 9,182,465
                                                -----------
                                                -----------
---------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO

                                     Principal
                                      Amount       Value
                                    ----------  -----------
CORPORATE BONDS -- 90.0%
ADVERTISING -- 0.6%
Adams Outdoor Advertising
   10-3/4%, 3/15/2006.............  $  125,000  $   137,500
                                                -----------

BROADCASTING -- 2.7%
Capstar Broadcasting Partners 0%
   (12-3/4%**), 2/1/2009..........     250,000      182,500
Paxson Communications
   11-5/8%, 10/1/2002.............     200,000      215,000
SFX Broadcasting 10-3/4%,
   5/15/2006.. ...................     200,000      220,000
                                                -----------
                                                    617,500
                                                -----------
CABLE SYSTEMS -- 12.9%
Cablevision Systems 10-1/2%,
   5/15/2016......................     250,000      291,875
Charter Communications
   Southeast Holdings
   11-1/4%, 3/15/2006.............     250,000      278,750
Charter Communications
   Southeast Holdings 0%
   (14%**), 3/15/2007.............     300,000      238,500
Comcast 10-5/8%, 7/15/2012........      50,000       62,750
Digital Television 12-1/2%,
   8/1/2007+......................     225,000      255,375
EchoStar DBS 12-1/2%,
   7/1/2002.......................     250,000      271,250
Heartland Wireless
   Communications 14%,
   10/15/2004.....................     200,000       75,000
Intermedia Capital Partners IV,
   11-1/4%, 8/1/2006..............     500,000      550,000
Northland Cable Television 10-1/4%,
   11/15/2007+....................     125,000      132,187
NTL 10%, 2/15/2007................      50,000       52,875
Rogers Cablesystems 11%,
   12/1/2015......................     270,000      313,200
TCI Satellite Entertainment
   10-7/8% 2/15/2007+.............     350,000      368,375
TCI Satellite Entertainment 0%
   (12-1/4%**), 2/15/2007+........     100,000       67,000
Wireless One 13%,
   10/15/2003.....................     150,000       54,750
                                                -----------
                                                  3,011,887
                                                -----------

                                     Principal
                                      Amount       Value
                                    ----------  -----------
CELLULAR -- 2.9%
Centennial Cellular 10-1/8%,
   5/15/2005.....................   $  150,000  $   163,500
Price Communications Wireless
   11-3/4%, 7/15/2007+...........      250,000      272,500
PriCellular Wireless 10-3/4%,
   11/1/2004.....................      225,000      244,687
                                                -----------
                                                    680,687
                                                -----------

CHEMICALS -- 0.9
Texas Petrochemicals 11-1/8%,
   7/1/2006......................      200,000      216,000
                                                -----------

COMPUTER AND RELATED
SERVICES -- 3.5%
DecisionOne 9-3/4%, 8/1/2007......     100,000      103,250
DecisionOne Holdings 0%
   (11-1/2%**), 8/1/2008..........     220,000      141,900
Unisys 12%, 4/15/2003.............     250,000      284,375
Unisys 11-3/4%, 10/15/2004........     250,000      286,875
                                                -----------
                                                    816,400
                                                -----------

CONSUMER PRODUCTS -- 4.2%
American Pad & Paper 13%,
   11/15/2005.....................      60,000       67,500
Amscan Holdings 9-7/8%
   12/15/2007+....................     150,000      154,125
Anchor Advanced Products
   11-3/4%, 4/1/2004..............     150,000      162,000
Carson 10-3/8%,11/1/2007+.........     150,000      150,750
French Fragrances 10-3/8%,
   5/15/2007......................     150,000      157,500
North Atlantic Trading 11%,
   6/15/2004......................      75,000       78,750
Ryder TRS 10%, 12/1/2006..........     200,000      201,000
                                                -----------
                                                    971,625
                                                -----------
CONTAINERS -- 1.0%
Plastic Containers 10%,
   12/15/2006.....................     100,000      106,500
U.S. Can 10-1/8%, 10/15/2006......     125,000      133,125
                                                -----------
                                                    239,625
                                                -----------
---------------
  +Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                              Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                                     Principal
                                      Amount       Value
                                    ----------  -----------
ENERGY -- 0.5%
Abraxas Petroleum 11-1/2%,
   11/1/2004.....................   $  100,000  $   109,750
                                                -----------

EQUIPMENT -- 1.1%
Williams Scotsman 9-7/8%
   6/1/2007.......................     250,000      261,250
                                                -----------

FINANCIAL SERVICES -- 3.3%
AMRESCO 10%, 3/15/2004............     125,000      130,312
Crown Castle International 0%
   (10-5/8%**), 11/15/2007+.......     175,000      109,812
Dollar Financial Group 10-7/8%
   11/15/2006.....................     150,000      162,750
Iowa Select Farm 10-3/4%,
   12/1/2005+.....................      75,000       77,344
Ocwen Capital Trust I 10-7/8%
   8/1/2027.......................     150,000      163,500
Superior National Trust I 10-3/4%,
   12/1/2017+.....................      25,000       25,687
Veritas Capital Trust 10%,
   1/1/2028+......................      90,000       92,025
                                                -----------
                                                    761,430
                                                -----------

FOOD -- 4.3%
AFC Enterprises 10-1/4%,
   5/15/2007......................     200,000      211,000
AmeriKing 10-3/4%, 12/1/2006......     175,000      184,625
Ameriserve Food 10-1/8%,
   7/15/2007......................     250,000      263,750
Gorges/Quik-to-Fix Foods 11-1/2%,
   12/1/2006......................     250,000      265,000
International Home Foods 10-3/8%,
   11/1/2006......................      75,000       82,687
                                                -----------
                                                  1,007,062
                                                -----------

GAMING/HOTEL -- 10.9%
Alliance Gaming 10%,
   8/1/2007+......................     100,000      100,625
Ameristar Casinos 10-1/2%,
   8/1/2004+......................     200,000      205,000
Aztar 13-3/4%, 10/1/2004..........     200,000      230,000
Casino America 12-1/2%,
   8/1/2003.......................     400,000      436,500


                                     Principal
                                      Amount       Value
                                    ----------  -----------
GAMING/HOTEL (continued)
Casino Magic of Louisiana 13%,
   8/15/2003.....................   $  200,000  $   193,000
Coast Hotels & Casinos 13%,
   12/15/2002....................      300,000      340,500
Fitzgerald Gaming 12-1/4%,
   12/15/2004+...................      115,000      117,013
Showboat 13%, 8/1/2009...........      125,000      155,625
Showboat Marina Casino
   Partnership
   13-1/2%, 3/15/2003.............     150,000      180,750
Trump Atlantic City Funding
   11-1/4%, 5/1/2006..............     350,000      343,000
Trump Atlantic City Funding
   11-1/4%, 5/1/2006+.............      45,000       43,650
Trump Hotels & Casino Resorts
   Funding 15-1/2%, 6/15/2005.....     175,000      200,375
                                                -----------
                                                  2,546,038
                                                -----------
HEALTH CARE/MEDICAL
PRODUCTS -- 4.6%
Alaris Medical 9-3/4%, 12/1/2006..     200,000      211,000
Alliance Imaging 9-5/8%,
   12/15/2005.....................      60,000       61,350
Dade International 11-1/8%,
   5/1/2006.......................     200,000      221,000
Graphic Controls 12%,
   9/15/2005......................     150,000      168,000
Paracelsus Healthcare 10%,
   8/15/2006......................     200,000      205,000
Paragon Health 0% (10-1/2%**),
   11/1/2007+.....................     175,000      109,375
Sun Healthcare Group 9-1/2%,
   7/1/2007+......................     100,000      103,000
                                                -----------
                                                  1,078,725
                                                -----------
LEISURE-- 2.4%
Affinity Group 11%, 4/1/2007......     200,000      214,000
AMF Bowling  0% (12-1/4%**),
   3/15/2006......................     150,000      118,688
Premier Parks 12%, 8/15/2003......     150,000      167,625
Premier Parks 9-3/4%, 1/15/2007...      50,000       53,500
                                                -----------
                                                    553,813
                                                -----------
---------------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                             Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                                     Principal
                                      Amount       Value
                                    ----------  -----------
MANUFACTURING -- 1.1%
Airxcel 11%, 11/15/2007+.........    $125,000   $   129,375
Clark-Schwebel 12-1/2%,
   7/15/2007+....................      45,994        49,444
International Knife & Saw 11-3/8%,
   11/15/2006....................      50,000        54,250
Werner Holdings 10%,
   11/15/2007+...................      30,000        30,900
                                                -----------
                                                    263,969
                                                -----------
METALS -- 1.8%
Koppers Industries 97/8%
   12/1/2007+.....................     25,000        25,875
Renco Metals 11-1/2%, 7/1/2003....    225,000       240,187
Royal Oak Mines 11%,
   8/15/2006......................    225,000       158,625
                                                -----------
                                                    424,687
                                                -----------
PAGING -- 5.6%
Metrocall 9-3/4%, 11/1/2007+......    125,000       124,062
Mobile Telecommunication
   Technologies 13-1/2%,
   12/15/2002.....................    375,000       436,875
Paging Network 10%,
   10/15/2008.....................    450,000       468,563
ProNet 11-7/8% 6/15/2005..........    250,000       270,000
                                                -----------
                                                  1,299,500
                                                -----------
PAPER AND PACKAGING -- 1.6%
BPC Holding 12-1/2%, 6/15/2006....    150,000       165,750
Crown Paper 11%, 9/1/2005.........    200,000       207,000
                                                -----------
                                                    372,750
                                                -----------
PUBLISHING-- 2.5%
American Lawyer Media
   Holdings 9-3/4%,
   12/15/2007+....................    150,000       153,000
American Lawyer Media
   Holdings 0% (12-1/4%**),
   12/15/2008+....................     45,000        25,650
Perry-Judd 10-5/8%, 12/15/2007+...     50,000        52,250
Petersen Publishing 11-1/8%,
   11/15/2006.....................    110,000       124,850


                                     Principal
                                      Amount       Value
                                    ----------  -----------
PUBLISHING (continued)
TransWestern Holdings 0%
   (11-7/8%**), 11/15/2008+........  $110,000   $    66,550
TransWestern Publishing 9-5/8%,
   11/15/2007+....................     30,000        31,350
Von Hoffman Press 10-3/4%,
   5/15/2007+.....................    110,000       118,250
                                                -----------
                                                    571,900
                                                -----------

RECORD STORAGE -- 0.4%
Pierce Leahy 11-1/8%,
   7/15/2006......................     75,000        85,125
                                                -----------

RETAILING-- 1.6%
Central Tractor 10-5/8%, 4/1/2007.    200,000       212,000
Cole National Group 9-7/8%
   12/31/2006.....................    150,000       161,250
                                                -----------
                                                    373,250
                                                -----------
SUPERMARKETS -- 1.9%
Jitney-Jungle Stores of
   America 12%, 3/1/2006..........    175,000       199,500
Jitney-Jungle Stores of America
   10-3/4%, 9/15/2007.............    125,000       130,312
Pathmark Stores 11-5/8%,
   6/15/2002......................    150,000       122,250
                                                -----------
                                                    452,062
                                                -----------
TECHNOLOGY -- 2.2%
Advanced Micro Devices 11%,
   8/1/2003.......................    200,000       215,000
Therma-Wave 10-5/8%,
   5/15/2004......................    150,000       156,750
Viasystems 9-3/4%, 6/1/2007.......    125,000       129,844
                                                -----------
                                                    501,594
                                                -----------

TELECOMMUNICATIONS -- 12.8%
BTI Telecom 10-1/2%,
   9/15/2007+.....................    175,000       179,375
GCI 9-3/4%, 8/1/2007..............    170,000       177,225
GlobalStar 11-1/4%, 6/15/2004.....    175,000       176,313
ICG Holdings 0% (11-5/8%** ),
   3/15/2007......................    175,000       119,875

---------------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)


                                     Principal
                                      Amount       Value
                                    ----------  -----------
TELECOMMUNICATIONS (continued)
Intermedia Communications
   0% (11-1/4%**), 7/1/2007.......    $125,000  $    89,688
Intermedia Communications
   0% (12-1/2%**), 5/15/2006......     150,000      118,500
ITC DeltaCom 11%, 6/1/2007........     200,000      221,000
IXC Communications 12-1/2%,
   10/1/2005......................     325,000      376,188
Nextel Communications 0%
   (10.65%**), 9/15/2007+.........     350,000      222,250
NEXTLINK Communications
   12-1/2%, 4/15/2006.............     250,000      286,250
Powertel 11-1/8%, 6/1/2007........     225,000      245,250
RCN 10%, 10/15/2007+..............     190,000      198,075
RCN 0% (11-1/8%**),
   10/15/2007+....................     175,000      110,250
Sprint Spectrum 11%,
   8/15/2006......................     200,000      226,000
Talton Holdings 11%,
   6/30/2007+.....................     100,000      109,000
Verio 13-1/2%, 6/15/2004+.........     100,000      120,000
                                                -----------
                                                  2,975,239
                                                -----------
THEATERS -- 1.3%
Hollywood Theaters 10-5/8%,
   8/1/2007+......................     150,000      160,125
Plitt Theaters 10-7/8% 6/15/2004..     125,000      135,625
                                                -----------
                                                    295,750
                                                -----------

TRANSPORTATION -- 0.7%
Atlas Air 10-3/4%, 8/1/2005.......     150,000      159,000
                                                -----------

UTILITIES -- 0.7%
Midland Cogeneration
   Venture 11-3/4%, 7/23/2005.....     125,000      149,988
                                                -----------

Total Corporate Bonds
   (Cost  $20,242,454)..........                 20,934,106
                                                -----------

                                     Shares or
                                     Principal
                                      Amount       Value
                                    ----------  -----------
PREFERRED STOCKS -- 4.1%
BROADCASTING -- 2.5%
Capstar Broadcasting Partners
   12%............................      750 shs. $   86,437
Chancellor Media 12%+.............    1,376         158,584
SFX Broadcasting 12-5/8%..........    1,500         171,375
Sinclair Capital 11-5/8%+.........    1,500         166,125
                                                -----------
                                                    582,521
                                                -----------

CABLE SYSTEMS -- 0.6%
EchoStar Communications
   12-1/8%........................       75          78,563
Pegasus Communications
   12-3/4%........................       50          55,875
                                                -----------
                                                    134,438
                                                -----------
TELECOMMUNICATIONS -- 1.0%
IXC Communications 12-1/2%+.......      123         144,901
NEXTLINK Communications 14%.......    1,385          86,216
                                                -----------
                                                    231,117
                                                -----------

Total Preferred Stocks
   (Cost $839,463)...............                   948,076
                                                -----------

CONVERTIBLE SECURITIES -- 1.4%
SUBORDINATED
CONVERTIBLE BONDS -- 1.0%
TECHNOLOGY -- 1.0%
EMC 3-1/4%, 3/15/2002.............   $75,000        101,906
Xilinx 5-1/4%, 11/1/2002+.........   150,000        146,063
                                                -----------

Total Subordinated Convertible
   Bonds (Cost $245,439).........                   247,969
                                                -----------

CONVERTIBLE PREFERRED
STOCKS -- 0.4% (Cost $63,562)
BROADCASTING -- 0.4%
Chancellor Media $3+.............     1,250          96,719
                                                -----------

---------------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)
-------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                                   Value
                                                -----------
Total Convertible Securities
   (Cost $309,001)...............               $   344,688
                                                -----------

Short-Term Holdings -- 1.3%
   (Cost $300,000)...............                   300,000
                                                -----------

                                                   Value
                                                -----------
Total Investments -- 96.8%
   (Cost $21,690,918)............               $22,526,870
Other Assets
Less Liabilities -- 3.2% .........                  740,910
                                                -----------

Net Assets -- 100.0%..............              $23,267,780
                                                -----------
                                                -----------

-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO

                                      Shares       Value
                                    ----------  -----------
CONVERTIBLE SECURITIES -- 22.4%
CONVERTIBLE PREFERRED STOCKS -- 15.0%
AUTOMOTIVE AND
RELATED -- 1.5%
Federal-Mogul 7%+................     4,000     $   202,000
                                                -----------

DRUGS AND HEALTH
   CARE -- 2.2%
McKesson 5%+.....................     4,000         306,000
                                                -----------

ENERGY -- 0.5%
Lomak Petroleum 5-3/4%............    1,500          70,875
                                                -----------

ENVIRONMENTAL
SERVICES -- 1.8%
Browning-Ferris Industries
   7-1/4%.........................    7,500         255,000
                                                -----------

INSURANCE -- 4.5%
St. Paul Capital 6%..............     4,500         324,000
Salomon Smith Barney 7-5/8%.......    7,500         301,875
                                                -----------
                                                    625,875
                                                -----------
OFFICE EQUIPMENT -- 1.7%
IKON Office Solutions $5.04......     3,500         237,125
                                                -----------

TRANSPORTATION -- 2.0%
Sea Containers $4.00.............     5,000         278,750
                                                -----------

MISCELLANEOUS -- 0.8%
Corning (Delaware) 6%............     1,700         104,763


                                     Principal
                                      Amount       Value
                                    ----------  -----------
Total Convertible Preferred
   Stocks (Cost $1,811,482)......               $ 2,080,388
                                                -----------

SUBORDINATED CONVERTIBLE
BONDS -- 7.4%

DIVERSIFIED -- 1.9%
MascoTech 4-1/2%, 12/15/2003.....    $ 300,000      262,500
                                                -----------

ELECTRONICS -- 0.7%
Park Electrochemical 5-1/2%,
   3/1/2006+.....................      100,000       94,500
                                                -----------

ENERGY -- 3.1%
Santa Fe Pipelines 11.162%,
   8/15/2010.....................      250,000      423,750
                                                -----------

TECHNOLOGY -- 1.7%
Xilinx 5-1/4%, 11/1/2002+........      250,000      243,437
                                                -----------

Total Subordinated Convertible
   Bonds (Cost $801,975).........                 1,024,187
                                                -----------

Total Convertible Securities
   (Cost $2,613,457).............                 3,104,575
                                                -----------

CORPORATE BONDS -- 18.4%
AUTOMOTIVE AND RELATED-- 5.1%
Chrysler Financial 6-1/2%,
   6/15/1998.....................      200,000      200,628
Ford Motor Credit 6-3/4%,
   8/15/2008.....................      250,000      253,211
General Motors Acceptance
   5-5/8%, 2/1/1999..............      250,000      249,093
                                                -----------
                                                    702,932
                                                -----------
-------------
+ Rule 144A security.
See Notes to Financial Statements.

                                Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
                                                              December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO (continued)


                                    Shares or
                                    Principal
                                      Amount       Value
                                    ----------  -----------
BANKING AND FINANCE -- 4.8%
Associates Corp. of North America
   6-1/2%, 8/15/2002..............  $300,000    $   303,102
Capital One Bank 8-1/8%, 3/1/2000    250,000        258,977
First USA Bank 5-3/4%, 1/15/1999..   100,000         99,819
                                                -----------
                                                    661,898
                                                -----------
ELECTRONICS -- 0.0%
StreamLogic 14%, 10/7/1998........    33,999          6,800
                                                -----------

FUNERAL SERVICES -- 2.2%
Loewen Group International 7-1/2%,
   4/15/2001......................   300,000        309,212
                                                -----------

PAPER AND PACKAGING -- 2.3%
Owens-Illinois 7.85%,
   5/15/2004......................   300,000        315,376
                                                -----------

RETAILING -- 4.0%
Federated Department Stores
   10%, 2/15/2001.................   500,000        551,557
                                                -----------

Total Corporate Bonds
   (Cost $2,586,323)..............                2,547,775
                                                -----------

US GOVERNMENT
SECURITIES -- 15.1%
US Treasury Notes 7-3/4%,
   12/31/1999.....................   500,000        519,688
US Treasury Notes 6-1/4%,
   6/30/2002......................   500,000        510,313
US Treasury Notes 6-1/2%,
   5/15/2005......................   500,000        521,407
US Treasury Notes 6-5/8%,
   5/15/2007......................   500,000        529,531
                                                -----------

Total US Government
   Securities
   (Cost $2,046,763)..............                2,080,939
                                                -----------

COMMON STOCKS -- 33.9%
AEROSPACE -- 1.0%
General Dynamics..................  1,600 shs.      138,300
                                                -----------


                                      Shares       Value
                                    ----------  -----------
AUTOMOTIVE AND RELATED -- 0.5%
Chrysler.........................        2,000  $    70,375
                                                -----------

BANKING AND FINANCE -- 2.2%
Ahmanson (H.F.)..................        1,400       93,712
BankAmerica......................          800       58,400
Citicorp.........................          600       75,862
First Union......................        1,500       76,875
                                                -----------
                                                    304,849
                                                -----------

CHEMICALS -- 1.0%
duPont (E.l.) de Nemours.........        1,100       66,069
Goodrich (B.F.)..................        1,800       74,588
                                                -----------
                                                    140,657
                                                -----------
CONSUMER GOODS AND
SERVICES -- 5.9%
Anheuser-Busch...................        1,200       52,800
General Mills....................        1,900      136,088
PepsiCo..........................        3,700      134,819
RJR Nabisco Holdings.............        3,700      138,750
Sara Lee.........................        3,200      180,200
The Stanley Works................        1,800       84,937
Xerox............................        1,200       88,575
                                                -----------
                                                    816,169
                                                -----------
DIVERSIFIED -- 0.9%
Tenneco..........................        3,200      126,400
                                                -----------

DRUGS AND HEALTH
CARE -- 1.6%
American Home Products...........        1,000       76,500
Bristol-Myers Squibb.............        1,500      141,937
                                                -----------
                                                    218,437
                                                -----------

ELECTRIC AND GAS
UTILITIES -- 2.5%
Duke Energy......................        1,900      105,212
FPL Group........................        2,000      118,375
Williams Companies...............        4,400      124,850
                                                -----------
                                                    348,437
                                                -----------
----------------
See Notes to Financial Statements.

                                Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Portfolios of Investments (continued)                         December 31, 1997
-------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO (continued)


                                      Shares       Value
                                    ----------  -----------
ELECTRONICS -- 1.7%
AMP..............................    3,300      $   138,600
Thomas & Betts...................    2,100           99,225
                                                -----------
                                                    237,825
                                                -----------
ENERGY -- 4.5%
Atlantic Richfield...............    2,600          208,325
Exxon............................    3,000          183,563
Royal Dutch Petroleum
   (Netherlands).................    1,700           92,119
Snyder Oil.......................    3,666           66,905
Unocal...........................    1,800           69,862
                                                -----------
                                                    620,774
                                                -----------
FOOD -- 1.2%
ConAgra..........................    5,000          164,062
                                                -----------

INSURANCE -- 1.9%
American General.................    3,200          173,000
Lincoln National.................    1,200           93,750
                                                -----------
                                                    266,750
                                                -----------
MACHINERY -- 0.9%
GATX.............................    1,700          123,356
                                                -----------

PAPER AND
PACKAGING -- 2.7%
Bemis............................    1,900           83,719
Mead.............................    1,600           44,800
Union Camp.......................    1,800           96,638
Weyerhaeuser.....................    3,000          147,187
                                                -----------
                                                    372,344
                                                -----------
RETAILING -- 1.4%
May Department Stores............    1,600           84,300
Penney (J.C.)....................    1,800          108,563
                                                -----------
                                                    192,863
                                                -----------

                                    Shares or
                                    Principal
                                      Amount       Value
                                    ----------  -----------
TOBACCO -- 1.0%
Philip Morris....................   2,900 shs.  $   131,406
                                                -----------

TRANSPORTATION -- 0.6%
Norfolk Southern.................   2,700            83,194
                                                -----------

UTILITIES/
TELECOMMUNICATIONS -- 2.4%
Bell Atlantic....................   1,300           118,300
GTE..............................   2,100           109,725
SBC Communications...............   1,500           109,875
                                                -----------
                                                    337,900
                                                -----------
Total Common Stocks
   (Cost $4,347,191).............                 4,694,098
                                                -----------

REPURCHASE
AGREEMENTS -- 8.0%
   (Cost $1,100,000)
HSBC Securities, Inc., 5%, dated
   12/31/1997, maturing 1/5/1998
   collateralized by: $1,045,000
   US Treasury Notes 6-7/8%
   5/15/2006, with a fair market
   value of $1,128,095...........   $1,100,000    1,100,000
                                                -----------

Total Investments -- 97.8%
   (Cost $12,693,734)............                13,527,387

Other Assets Less
   Liabilities -- 2.2%...........                   307,893
                                                -----------

Net Assets -- 100.0%.............               $13,835,280
                                                -----------
                                                -----------

---------------
See Notes to Financial Statements.

                           THIS PAGE INTENTIONALLY LEFT BLANK.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Statements of Assets and Liabilities
------------------------------------------------------------------------------

                                                                              Seligman        Seligman        Seligman
                                               Seligman       Seligman          Cash           Common      Communications
                                                 Bond          Capital       Management         Stock      and Information
                                               Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                              ----------     -----------     -----------   --------------    -----------
ASSETS:
Investments, at value (see
   portfolios of investments):
Long-term holdings.........................   $6,587,900     $19,976,895             --    $48,395,942       $85,992,038
Short-term holdings........................      400,000       1,000,000     $8,903,295      2,000,000         6,800,000
                                              ----------     -----------     ----------    -----------       -----------
Total Investments..........................    6,987,900      20,976,895      8,903,295     50,395,942        92,792,038
Cash.......................................      149,578         240,536             --        207,842           681,920
Interest and dividends receivable..........      103,107           5,554             69         90,240             5,729
Receivable for Capital Stock sold..........        3,776          29,356             --         75,128           934,098
Receivable from associated companies.......        1,177             784          4,651             --                --
Receivable for securities sold.............           --         387,161             --             --            86,247
Unrealized appreciation on foreign
    currencies and forward currency
    contracts..............................           --              --             --             --                --
                                              ----------     -----------     ----------    -----------       -----------
Total Assets...............................    7,245,538      21,640,286      8,908,015     50,769,152        94,500,032
                                              ----------     -----------     ----------    -----------       -----------
LIABILITIES:
Payable for Capital Stock redeemed.........           64             165        127,943            473                --
Payable for securities purchased...........           --       1,222,115             --             --         6,795,250
Payable to custodian.......................           --              --        134,067             --                --
Unrealized depreciation on foreign
   currencies and forward currency
   contracts...............................           --              --             --             --                --
Accrued expenses, taxes, and other.........       13,437          18,214         10,719         31,516            71,945
                                              ----------     -----------     ----------    -----------       -----------
Total Liabilities..........................       13,501       1,240,494        272,729         31,989         6,867,195
                                              ----------     -----------     ----------    -----------       -----------
Net Assets.................................   $7,232,037     $20,399,792     $8,635,286    $50,737,163       $87,632,837
                                              ----------     -----------     ----------    -----------       -----------
                                              ----------     -----------     ----------    -----------       -----------
COMPOSITION OF NET ASSETS:
Capital Stock, at par......................   $      707     $     1,127     $    8,636    $     3,117       $     6,696
Additional paid-in capital.................    7,065,414      16,281,718      8,627,048     42,448,949        93,353,881
Undistributed/accumulated
    net investment income (loss)...........       (4,143)         (4,488)            --         30,252            (1,661)
Undistributed/accumulated net
    realized gain (loss)...................      (51,898)        137,177           (398)         1,586                --
Net unrealized appreciation (depreciation)
    of investments.........................      221,957       3,984,258             --      8,253,259        (5,726,079)
Net unrealized appreciation (depreciation)
    on translation of assets and liabilities
    denominated in foreign currencies and
    forward currency contracts.............           --              --             --             --                --
                                              ----------     -----------     ----------    -----------       -----------
Net Assets.................................   $7,232,037     $20,399,792     $8,635,286    $50,737,163       $87,632,837
                                              ----------     -----------     ----------    -----------       -----------
                                              ----------     -----------     ----------    -----------       -----------
Shares of Capital Stock Outstanding
   ($.001 par value).......................      706,526       1,127,236      8,635,684      3,116,853         6,696,036
                                              ----------     -----------     ----------    -----------       -----------
                                              ----------     -----------     ----------    -----------       -----------
Net Asset Value per Share..................       $10.24          $18.10          $1.00         $16.28            $13.09
                                              ----------     -----------     ----------    -----------       -----------
                                              ----------     -----------     ----------    -----------       -----------


----------------------
See Notes to Financial Statements.
                                                 P-50

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
                                                             December 31, 1997
------------------------------------------------------------------------------

                  Seligman         Seligman          Seligman
                  Henderson        Henderson         Henderson         Seligman         Seligman
Seligman        Global Growth   Global Smaller        Global           Henderson       High-Yield        Seligman
Frontier        Opportunities      Companies        Technology       International        Bond            Income
Portfolio         Portfolio        Portfolio         Portfolio         Portfolio        Portfolio        Portfolio
---------        -----------      -----------      ------------       -----------      ----------        ---------



$40,378,514      $5,212,147       $19,476,032      $3,184,817         $8,660,846       $22,226,870       $12,427,387
  3,000,000         300,000           900,000         400,000                 --           300,000         1,100,000
-----------      ----------       -----------      ----------         ----------       -----------       -----------
 43,378,514       5,512,147        20,376,032       3,584,817          8,660,846        22,526,870        13,527,387
    209,739         278,472           395,833         162,039            476,397           211,942           206,245
      6,760           5,196            42,983           2,181             30,560           512,700            92,409
    146,927             337               260           2,872              1,360            58,140            24,487
         --           3,356             9,667           2,633              7,833                --               331
    150,292           1,102            31,571              --              4,597                --                --


         --           7,268            37,769              --             25,580                --                --
-----------      ----------       -----------      ----------         ----------       -----------       -----------
 43,892,232       5,807,878        20,894,115       3,754,542          9,207,173        23,309,652        13,850,859
-----------      ----------       -----------      ----------         ----------       -----------       -----------

         --          15,098            35,449              --                 37                --               133
    877,881         331,066           321,845          58,650              3,678            20,250                --
         --              --                --              --                 --                --                --


         --             393                --              --                 16                --                --
     41,078          12,089            32,231           9,664             20,977            21,622            15,446
-----------      ----------       -----------      ----------         ----------       -----------       -----------
    918,959         358,646           389,525          68,314             24,708            41,872            15,579
-----------      ----------       -----------      ----------         ----------       -----------       -----------
$42,973,273      $5,449,232       $20,504,590      $3,686,228         $9,182,465       $23,267,780       $13,835,280
-----------      ----------       -----------      ----------         ----------       -----------       -----------
-----------      ----------       -----------      ----------         ----------       -----------       -----------

$     2,723      $      494       $     1,580      $      348         $      678       $     1,961       $     1,281
 39,932,315       5,157,361        20,063,377       3,743,487          8,338,198        22,420,933        12,988,331

     (1,619)            472            (1,600)           (826)            (2,941)            8,934            11,118

         --              --                --              --                 --                --               897

  3,039,854         411,604         1,143,316         (25,171)         1,092,500           835,952           833,653



         --        (120,699)         (702,083)        (31,610)          (245,970)               --                --
-----------      ----------       -----------      ----------         ----------       -----------       -----------
$42,973,273      $5,449,232       $20,504,590      $3,686,228         $9,182,465       $23,267,780       $13,835,280
-----------      ----------       -----------      ----------         ----------       -----------       -----------
-----------      ----------       -----------      ----------         ----------       -----------       -----------

  2,723,359         494,253         1,580,175         348,219            678,213         1,960,568         1,280,951
-----------      ----------       -----------      ----------         ----------       -----------       -----------
-----------      ----------       -----------      ----------         ----------       -----------       -----------
     $15.78          $11.03            $12.98          $10.59             $13.54            $11.87            $10.80
-----------      ----------       -----------      ----------         ----------       -----------       -----------
-----------      ----------       -----------      ----------         ----------       -----------       -----------


                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Statements of Operations
------------------------------------------------------------------------------

                                                                              Seligman        Seligman        Seligman
                                               Seligman       Seligman          Cash           Common      Communications
                                                 Bond          Capital       Management         Stock      and Information
                                               Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                              ----------     -----------     -----------   --------------    -----------
INVESTMENT INCOME:
Interest...................................   $394,336       $   50,153      $512,275      $  455,945        $   242,059
Dividends*.................................         --           83,568            --         639,449             42,765
                                              --------       -----------     --------      ----------        -----------
Total Investment Income....................    394,336           133,721      512,275       1,095,394            284,824
                                              --------       -----------     --------      ----------        -----------
EXPENSES:
Management fees............................     23,150            70,147       38,042         178,662            574,370
Shareholder reports and
   communications..........................      6,874             6,874        6,874           6,874              4,766
Auditing fees..............................      6,356            10,556        8,554          21,254             31,256
Directors' fees and expenses...............      3,966             4,082        4,004           4,340              4,616
Custody and related services...............      3,683            11,489       13,779          17,969             39,170
Registration...............................      1,359             2,022          972           4,469              4,397
Legal fees.................................      1,345             1,345        1,345           1,345              1,442
Miscellaneous..............................      1,044             1,411        1,153           2,270              3,111
                                              --------       -----------     --------      ----------        -----------
Total Expenses Before
   Waiver/Reimbursement....................     47,777           107,926       74,723         237,183            663,128
Waiver/reimbursement of expenses...........    (13,068)           (2,708)     (74,723)             --                 --
                                              --------       -----------     --------      ----------        -----------
Total Expenses After Waiver/
   Reimbursement...........................     34,709           105,218           --         237,183            663,128
                                              --------       -----------     --------      ----------        -----------
Net Investment Income (Loss)...............    359,627            28,503      512,275         858,211           (378,304)
                                              --------       -----------     --------      ----------        -----------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments....      2,573         1,456,363           --       6,975,977         25,855,124
Net realized loss from foreign
   currency transactions...................         --                --           --              --                 --
Net change in unrealized appreciation/
   depreciation of investments.............    158,584         1,876,910           --         523,788        (10,538,214)
Netchange in unrealized appreciation/
   depreciation on translation of
   assets and liabilities denominated
   in foreign currencies and forward
   currency contracts......................         --                --           --              --                 --
                                              --------       -----------     --------      ----------        -----------
Net Gain (Loss) on Investments
   and Foreign Currency
   Transactions............................    161,157         3,333,273           --       7,499,765         15,316,910
                                              --------       -----------     --------      ----------        -----------
Increase in Net Assets
   from Operations.........................   $520,784       $3,361,776      $512,275      $8,357,976        $14,938,606
                                              --------       -----------     --------      ----------        -----------
                                              --------       -----------     --------      ----------        -----------

----------------------------
* Net of foreign tax withheld as follows:     $     --       $       511     $     --      $    2,868        $     1,575
See Notes to Financial Statements.


                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
                                          For the Year Ended December 31, 1997
------------------------------------------------------------------------------

                  Seligman         Seligman          Seligman
                  Henderson        Henderson         Henderson         Seligman         Seligman
Seligman        Global Growth   Global Smaller        Global           Henderson       High-Yield        Seligman
Frontier        Opportunities      Companies        Technology       International        Bond            Income
Portfolio         Portfolio        Portfolio         Portfolio         Portfolio        Portfolio        Portfolio
---------        -----------      -----------      ------------       -----------      ----------        ---------

$  116,255       $ 22,193         $ 49,082         $ 15,984           $ 24,643         $1,684,004        $  466,955
    34,531         31,782          279,653           24,294            136,659             63,550           255,598
----------       --------         --------         --------           --------         ----------        ----------
   150,786         53,975          328,735           40,278            161,302          1,747,554           722,553
----------       --------         --------         --------           --------         ----------        ----------

   282,248         38,358          200,415           26,504             88,212             84,740            54,451

     4,766          4,766            4,766            4,766              4,766              4,766             6,874
    17,456          4,600           11,300            4,500              7,100              8,556             9,956
     4,237          3,894            4,066            3,892              3,952              4,005             4,061
    18,795         25,563           86,946           12,731             74,727             27,025             6,882
     4,146          1,281            1,673              994              1,739              1,906             1,242
     1,396          1,348            1,359            1,347              1,352              1,367             1,345
     2,023            975            1,514              925              1,162              1,341             1,292
----------       --------         --------         --------           --------         ----------        ----------

   335,067         80,785          312,039           55,659            183,010            133,706            86,103
        --        (27,093)         (31,463)         (18,553)           (59,491)           (15,066)           (4,416)
----------       --------         --------         --------           --------         ----------        ----------

   335,067         53,692          280,576           37,106            123,519            118,640            81,687
----------       --------         --------         --------           --------         ----------        ----------
  (184,281)           283           48,159            3,172             37,783          1,628,914           640,866
----------       --------         --------         --------           --------         ----------        ----------



 4,064,832        141,228          813,641          513,781            665,686            186,257           731,075

        --        (73,436)        (407,259)         (12,358)          (422,188)                --             5,037

 1,855,841        381,018          750,188          (84,833)           439,369            571,005           419,679




        --       (112,875)        (536,914)         (40,471)           (72,394)                --           (10,907)
----------       --------         --------         --------           --------         ----------        ----------


 5,920,673        335,935          619,656          376,119            610,473            757,262         1,144,884
----------       --------         --------         --------           --------         ----------        ----------

$5,736,392       $336,218         $667,815         $379,291           $648,256         $2,386,176        $1,785,750
----------       --------         --------         --------           --------         ----------        ----------
----------       --------         --------         --------           --------         ----------        ----------



$      222       $  2,873         $ 38,977         $  1,620           $ 16,430         $       --        $       18


                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Statements of Changes in Net Assets
------------------------------------------------------------------------------


                                              Seligman                      Seligman                      Seligman
                                           Bond Portfolio               Capital Portfolio         Cash Management Portfolio
                                        --------------------         ---------------------        -------------------------
                                             Year Ended                    Year Ended                    Year Ended
                                            December 31,                  December 31,                  December 31,
                                        --------------------         ---------------------          --------------------
                                          1997        1996             1997         1996              1997         1996
                                        --------    --------         --------     --------          --------     --------
OPERATIONS:
Net investment income (loss)..........  $  359,627  $  269,490       $   28,503   $    34,560       $  512,275   $  483,722
Net realized gain (loss) on
   investments........................       2,573      42,902        1,456,363       793,791               --           --
Net realized gain (loss)
   from foreign currency
   transactions.......................          --          --               --            --               --           --
Net change in unrealized
   appreciation/depreciation
   of investments.....................     158,584    (291,839)       1,876,910       666,893               --           --
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated
   in foreign currencies and
   forward currency contracts.........          --          --               --            --               --           --
                                        ----------  ----------      -----------   -----------       ----------   ----------
Increase in Net Assets From
   Operations.........................     520,784      20,553        3,361,776     1,495,244          512,275      483,722
                                        ----------  ----------      -----------   -----------       ----------   ----------
DISTRIBUTIONS TO
   SHAREHOLDERS:
Net investment income.................    (360,523)   (269,359)         (29,292)      (35,038)        (512,275)    (483,722)
Realized gain on investments..........          --          --       (1,319,186)     (852,588)              --           --
                                        ----------  ----------      -----------   -----------       ----------   ----------
Decrease in Net Assets From
   Distributions......................    (360,523)   (269,359)      (1,348,478)     (887,626)        (512,275)    (483,722)
                                        ----------  ----------      -----------   -----------       ----------   ----------
CAPITAL SHARE
   TRANSACTIONS:
Net proceeds from sale of
   shares.............................   3,014,160   2,178,074        7,491,753     6,122,881       25,875,970   16,950,432
Investment of dividends...............     360,523     269,359           29,292        35,038          512,275      483,722
Shares issued in payment
   of gain distributions..............          --          --        1,319,186       852,588               --           --
                                        ----------  ----------      -----------   -----------       ----------   ----------
Total.................................   3,374,683   2,447,433        8,840,231     7,010,507       26,388,245   17,434,154
                                        ----------  ----------      -----------   -----------       ----------   ----------
Cost of shares redeemed...............  (1,317,788) (1,680,294)      (4,766,794)   (2,598,584)     (27,507,851) (15,478,773)
                                        ----------  ----------      -----------   -----------       ----------   ----------
Increase (Decrease) in Net
   Assets From Capital
   Share Transactions.................   2,056,895     767,139        4,073,437     4,411,923       (1,119,606)   1,955,381
                                        ----------  ----------      -----------   -----------       ----------   ----------
Increase (Decrease) in
   Net Assets.........................   2,217,156     518,333        6,086,735     5,019,541       (1,119,606)   1,955,381

Net Assets:
Beginning of year.....................   5,014,881   4,496,548       14,313,057     9,293,516        9,754,892    7,799,511
                                        ----------  ----------      -----------   -----------       ----------   ----------
End of Year...........................  $7,232,037  $5,014,881      $20,399,792   $14,313,057       $8,635,286   $9,754,892
                                        ==========  ==========      ===========   ===========       ==========   ==========

----------------------
* For the period May 1, 1996, commencement of operations, to December 31, 1996.
See Notes to Financial Statements.


                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                                                         Seligman                   Seligman
       Seligman                   Seligman                                              Henderson                  Henderson
     Common Stock            Communications and               Seligman                Global Growth              Global Smaller
       Portfolio            Information Portfolio        Frontier Portfolio        Opportunities Portfolio     Companies Portfolio
  -----------------------   -----------------------   ------------------------  -------------------------    -----------------------
      Year Ended                 Year Ended                 Year Ended                  Year Ended                   Year Ended
     December 31,               December 31,               December 31,                December 31,                 December 31,
  -----------------------   -----------------------    -----------------------  -------------------------   ------------------------
    1997          1996         1997         1996          1997         1996         1997         1996*         1997          1996
  -----------   ---------   -----------   ---------    -----------   ---------  -----------   -----------   -----------   ----------
  $   858,211   $   666,793  $  (378,304) $  (159,892)  $  (184,281) $   (80,539) $      283  $    1,510    $    48,159 $    24,879
    6,975,977     4,441,023   25,855,124   (3,546,285)    4,064,832    3,410,956     141,228      (9,589)       813,641   1,146,142

           --       (56,144)          --           --            --           --     (73,436)        297       (407,259)     34,461

      523,788       985,046  (10,538,214)   8,651,223     1,855,841      693,961     381,018      30,586        750,188     192,735


           --        55,242           --           --            --           --    (112,875)     (7,824)      (536,914)   (129,401)
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------
    8,357,976     6,091,960   14,938,606    4,945,046     5,736,392    4,024,378     336,218      14,980        667,815   1,268,816
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------

     (827,581)     (669,792)          --           --            --           --          --      (1,843)       (26,233)    (21,782)
   (6,979,440)   (4,598,840) (22,307,569)          --    (3,889,283)  (3,392,252)    (60,644)         --       (475,283) (1,150,819)
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------
   (7,807,021)   (5,268,632) (22,307,569)          --    (3,889,283)  (3,392,252)    (60,644)     (1,843)      (501,516) (1,172,601)


   12,649,970    11,490,927   50,718,332   27,653,569    18,870,587   17,892,649   4,394,619   1,707,364      5,959,379  11,760,606
      827,581       669,792           --           --            --           --          --       1,843         26,233      21,782

    6,979,440     4,598,840   22,307,569           --     3,889,283    3,392,252      60,644          --        475,283   1,150,819
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------
   20,456,991    16,759,559   73,025,901   27,653,569    22,759,870   21,284,901   4,455,263   1,709,207      6,460,895  12,933,207
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------
   (7,439,183)   (9,250,532) (38,669,048) (10,395,761)  (13,305,727)  (2,721,117)   (871,295)   (132,654)    (2,998,851)   (989,791)
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------


   13,017,808     7,509,027   34,356,853   17,257,808     9,454,143   18,563,784   3,583,968   1,576,553      3,462,044  11,943,416
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------

   13,568,763     8,332,355   26,987,890   22,202,854    11,301,252   19,195,910   3,859,542   1,589,690      3,628,343  12,039,631

   37,168,400    28,836,045   60,644,947   38,442,093    31,672,021   12,476,111   1,589,690          --     16,876,247   4,836,616
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------
  $50,737,163   $37,168,400  $87,632,837  $60,644,947   $42,973,273  $31,672,021  $5,449,232  $1,589,690    $20,504,590 $16,876,247
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------
  -----------   -----------  -----------  -----------   -----------  -----------  ----------  ----------    ----------- -----------


                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------

                                     Seligman               Seligman
                                     Henderson              Henderson             Seligman
                                 Global Technology        International          High-Yield               Seligman
                                     Portfolio              Portfolio          Bond Portfolio         Income Portfolio
                                -------------------    ------------------     -------------------    -------------------
                                    Year Ended             Year Ended            Year Ended              Year Ended
                                   December 31,           December 31,          December 31,            December 31,
                                ------------------     ------------------     -------------------    -------------------
                                 1997     1996*         1997        1996        1997       1996         1997       1996
                               --------   --------     ---------  -------     ---------  --------     ---------  --------
OPERATIONS:
Net investment income (loss).. $    3,172  $   (2,332) $   37,783  $   40,190 $ 1,628,914 $   700,400  $   640,866 $   665,263
Net realized gain (loss) on
   investments................    513,781       9,847     665,686      99,382     186,257      71,419      731,075     188,849
Net realized gain (loss)
   from foreign currency
   transactions...............    (12,358)       (762)   (422,188)     29,228          --          --        5,037         (24)
Net change in unrealized
   appreciation/depreciation
   of investments.............    (84,833)     59,662     439,369     378,494     571,005     207,559      419,679     (75,436)
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated
   in foreign currenciesand
   forward currency contracts.    (40,471)      8,861     (72,394)   (153,172)         --          --      (10,907)      7,431
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Increase in Net Assets From
   Operations.................    379,291      75,276     648,256     394,122   2,386,176     979,378    1,785,750     786,083
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
DISTRIBUTIONS TO
   SHAREHOLDERS:
Net investment income.........     (3,585)         --     (17,648)    (36,924) (1,614,526)   (700,656)    (625,869)   (693,657)
Realized gain on investments..   (503,962)    (10,437)   (308,510)   (128,691)   (193,743)    (71,346)    (735,166)   (198,872)
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Decrease in Net Assets
   From Distributions.........   (507,547)    (10,437)   (326,158)   (165,615) (1,808,269)   (772,002)  (1,361,035)   (892,529)
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
CAPITAL SHARE
   TRANSACTIONS:
Net proceeds from sale of
   shares.....................  3,874,388   1,484,242   3,331,657   4,060,684  16,215,266   9,904,511    2,166,510   5,080,349
Investment of dividends.......      3,585          --      17,648      36,924   1,614,526     700,656      625,869     693,657
Shares issued in payment of
   gain distributions.........    503,962      10,437     308,510     128,691     193,743      71,346      735,166     198,872
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Total.........................  4,381,935   1,494,679   3,657,815   4,226,299  18,023,535  10,676,513    3,527,545   5,972,878
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Cost of shares redeemed....... (1,931,166)   (195,803) (2,039,720) (1,395,763) (6,510,022) (2,716,951)  (3,833,770) (4,769,122)
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Increase (Decrease) in Net
   Assets From Capital
   Share Transactions.........  2,450,769   1,298,876   1,618,095   2,830,536  11,513,513   7,959,562     (306,225)  1,203,756
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
Increase in Net Assets........  2,322,513   1,363,715   1,940,193   3,059,043  12,091,420   8,166,938      118,490   1,097,310
Net Assets:
Beginning of year.............  1,363,715          --   7,242,272   4,183,229  11,176,360   3,009,422   13,716,790  12,619,480
                               ----------  ----------  ----------  ---------- ----------- -----------  ----------- -----------
End of Year................... $3,686,228  $1,363,715  $9,182,465  $7,242,272 $23,267,780 $11,176,360  $13,835,280 $13,716,790
                               ==========  ==========  ==========  ========== =========== ===========  =========== ===========

----------------------
* For the period May 1, 1996, commencement of operations, to December 31, 1996.
See Notes to Financial Statements.


                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Notes to Financial Statements
------------------------------------------------------------------------------

1. Organization -- Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of twelve separate portfolios (the "Portfolios"): "Seligman Bond Portfolio" ("Bond Portfolio"), "Seligman Capital Portfolio" ("Capital Portfolio"), "Seligman Cash Management Portfolio" ("Cash Management Portfolio"), "Seligman Common Stock Portfolio" ("Common Stock Portfolio"), "Seligman Communications and Information Portfolio" ("Communications and Information Portfolio"), "Seligman Frontier Portfolio" ("Frontier Portfolio"), "Seligman Henderson Global Growth Opportunities Portfolio" ("Global Growth Opportunities Portfolio"), "Seligman Henderson Global Smaller Companies Portfolio" ("Global Smaller Companies Portfolio"),"Seligman Henderson Global Technology Portfolio" ("Global Technology Portfolio"), "Seligman Henderson International Portfolio" ("International Portfolio"), "Seligman High-Yield Bond Portfolio" ("High-Yield Bond Portfolio"), and "Seligman Income Portfolio" ("Income Portfolio"), each designed to meet different investment goals. Shares of the Fund are currently provided as the investment medium for Canada Life of America Variable Annuity Account 2 ("CLVA-2"), which is offered by Canada Life Insurance Company of America ("CLICA"), Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2") which is offered by Canada Life Insurance Company of New York ("CLNY"), and Canada Life of America Annuity Account 3 ("CLVA-3"), which is offered by CLICA. CLVA-2 and CLNYVA-2 are registered as unit investment trusts under the Investment Company Act of 1940, as amended (the "1940 Act") and fund variable annuity contracts (the "CLVA-2 Contracts") issued by CLICA and CLNY and distributed by Seligman Financial Services, Inc. CLVA-3 is not registered or regulated as a unit investment trust under the 1940 Act in reliance on the exemption provided in Section 3(c)(11) of the 1940 Act, and funds variable annuity contracts (the "CLVA-3 Contracts") issued by CLICA and distributed by Seligman Financial Services, Inc. CLVA-3 Contracts may be purchased only by pension or profit-sharing employee benefit plans that satisfy the requirements for qualification set forth in Section 401 of the Internal Revenue Code of 1986, as amended. Shares of the Fund are also provided as the investment medium for other variable annuity accounts established by CLICA or its affiliates ("Canada Life Separate Accounts"). Shares of the Bond, Capital,CashManagement,CommonStock, andIncomePortfolios are also provided as the investment medium for Seligman Mutual Benefit Plan (the "Mutual Benefit Plan"), a separate account of MBLLife Assurance Corporation ("MBL Life"). However, MBL Life has decided that it will not accept applications for new contracts nor will it accept additional purchase payments under existing contracts. In addition, requests for transfers of amounts to its Fixed Accumulation Account from the Mutual Benefit Plan will not be accepted.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

   a. Security Valuation --Investments in US Government andGovernment Agency securities, bonds, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at the last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are valued using the amortized cost method which approximates fair value.

   b. Foreign Securities -- The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Portfolio, which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs,GDRs,and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

      (i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

      (ii)purchases and sales of investment securities, income and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

      The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding

                       Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Notes to Financial Statements  (continued)
------------------------------------------------------------------------------

   taxes recorded on the Portfolios' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency-denominated assets and liabilities at period end, resulting from changes in exchange rates.

      The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the Portfolios. Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

   c. Forward Currency Contracts -- The Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Portfolio may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold on the last day of the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

   d. Federal Taxes -- The Portfolios' policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders.

   e. Security Transactions and Related Investment Income --Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discounts and premiums on purchases of portfolio securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend.

   f. Repurchase Agreements --The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

   g. Expense Allocations -- Expenses directly attributable to each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one Portfolio are allocated among them.

   h. Distributions to Shareholders -- The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

3. Purchases and Sales of Securities --Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the year ended December 31, 1997, were as follows:

    Portfolio                              Purchases                Sales
    ---------                            ------------            ------------
    Bond                                 $  5,091,586            $  4,134,111
    Capital                                19,047,518              15,667,004
    Common Stock                           40,626,631              28,596,935
    Communications and Information        211,971,199             200,473,181
    Frontier                               41,767,990              36,189,622
    Global Growth Opportunities             6,136,540               2,643,212
    Global Smaller Companies               15,065,283              12,282,453
    Global Technology                       5,267,471               3,882,450
    International                           9,185,558               7,351,490

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

    Portfolio                             Purchases                Sales
    ---------                            ------------           -------------
    High-Yield Bond                      $ 23,074,271           $  12,229,771
    Income                                 10,225,670              11,098,708

   For the year ended December 31, 1997, purchases and sales of US Government obligations were $5,210,388 and $4,388,183, respectively, for the Bond Portfolio, and purchases of US Government obligations were $1,015,977 for the Income Portfolio.

   Identified cost of investments sold is used for both financial statement and federal income tax purposes.

   At December 31, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency transactions, were as follows:

                                        Unrealized            Unrealized
   Portfolio                           Appreciation          Depreciation
   ---------                           ------------           -----------
   Bond                                 $   222,049           $        92
   Capital                                4,535,682               551,424
   Common Stock                           9,125,971               872,712
   Communications and Information         4,564,965            10,291,044
   Frontier                               6,220,677             3,180,823
   Global Growth Opportunities              588,894               304,698
   Global Smaller Companies               3,207,540             2,801,298
   Global Technology                        375,070               431,772
   International                          1,316,976               492,870
   High-Yield Bond                        1,164,189               328,237
   Income                                 1,135,757               302,104

4. Management Fee, Administrative Services, and Other Transactions -- The Manager manages the affairs of the Fund and provides orarrangesforthe necessary personnel and facilities. SeligmanHendersonCo.(the"Subadviser"),an entity owned50% each bytheManager and Henderson plc, supervises and directs the Fund's foreign investments. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the ManagerorbyHenderson plc. The Manager's fee is calculated daily and payable monthly, equal to 0.40%, on an annual basis, of Bond, Capital, Cash Management, Common Stock, and Income Portfolios' daily net assets; equal to 0.75%, on an annual basis, of Communications and Information and Frontier Portfolios' daily net assets; and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio's daily net assets. The Manager's fee from Global Growth Opportunities, Global Smaller Companies, Global Technology and International Portfolios is calculated daily and payable monthly, equal to an annual rate of 1.00% of the daily net assets of each Portfolio, of which 0.90% is paid to the Subadviser. The Manager has agreed to reimburse expenses, other than the management fee, which exceed 0.20% per annum of the average daily net assets of each of the Portfolios (except theCash Management, Global Growth Opportunities, Global Smaller Companies, Global Technology and International Portfolios). The Manager, at its discretion, has elected to waive all of its fee for, and reimburse all of the expenses of, the Cash Management Portfolio until such time as the Manager determines. The Manager and Subadviser have agreed to reimburse expenses, other than the management fee, which exceed 0.40% per annum of the average daily net assets of theGlobal Growth Opportunities, Global Smaller Companies, Global Technology and International Portfolios. For the year ended December 31, 1997, the Manager reimbursed expenses and/or waived fees of $13,068, $2,708, $74,723, $15,066, and $4,416 for the Bond, Capital, Cash
Management, High-Yield Bond, and Income Portfolios, respectively. For the same period, the Manager waived all its fee and the Subadviser waived a portion of its fee for the Global Growth Opportunities Portfolio, the Global Smaller Companies Portfolio, the Global Technology Portfolio, and the International Portfolio, totalling $27,093, $31,463, $18,553, and $59,491, respectively.

   Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of the CLVA-2 Contracts and an affiliate of the Manager, received concessions of $301,510 from Canada Life Insurance Company of America and $20,947 from Canada Life Insurance Company of New York, after commissions paid to dealers.

   Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, and/or the Subadviser.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------------------

   The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance thereof at December 31, 1997, is included in other liabilities. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid.

5. Loss Carryforward -- At December 31, 1997, the Bond Portfolio and the Cash Management Portfolio had net capital loss carryforwards for federal income tax purposes of $51,898 and $398, respectively, which are available for offset against future taxable net gains. These net capital loss carryforwards will expire in varying amounts through 2003.

6. Outstanding Forward Exchange Currency Contracts -- At December 31, 1997, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

                                                                                                              Unrealized
                                                      Foreign      In Exchange    Settlement                 Appreciation
Contract                                              Currency       for US $        Date      US $ Value   (Depreciation)
--------                                             ----------    -----------    ----------   ----------   -------------
GLOBAL GROWTH OPPORTUNITIES PORTFOLIO
Purchases:
Italian lira                                         27,903,636       15,860         1/5/98      15,773          $   (87)
Dutch guilders                                           98,485       48,811         1/5/98      48,599             (212)
Swedish kronor                                          186,590       23,611         1/5/98      23,517              (94)
                                                                                                                 -------
                                                                                                                    (393)
                                                                                                                 -------
Sales:
Japanese yen                                         26,318,670      210,000        2/20/98     202,732            7,268
                                                                                                                 -------
                                                                                                                 $ 6,875
                                                                                                                 =======

GLOBAL SMALLER COMPANIES PORTFOLIO
Sales:
Italian lira                                         22,231,840       12,637         1/5/98      12,567              $70
Japanese yen                                        100,909,225      815,000        2/20/98     777,301           37,699
                                                                                                                 -------
                                                                                                                 $37,769
                                                                                                                 =======
INTERNATIONAL PORTFOLIO
Purchases:
Singapore dollars                                         6,188        3,694         1/2/98       3,678          $   (16)
                                                                                                                 -------
Sales:
Japanese yen                                         68,469,695      553,000        2/20/98     527,420           25,580
                                                                                                                 -------
                                                                                                                 $25,564
                                                                                                                 =======

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

7. Capital Stock Transactions -- At December 31, 1997, there were 20,000,000 shares of Capital Stock authorized for each of the Global Growth Opportunities and Global Technology Portfolios; 80,000,000 shares for the Bond and Capital Portfolios; and 100,000,000 shares for each of the Cash Management, Common Stock, Communications and Information, Frontier, Global Smaller Companies, International, High-Yield Bond, and Income Portfolios, all at a par value of $.001 per share. Transactions in shares of Capital Stock were as follows:

                                               Bond                         Capital                  Cash Management
                                             Portfolio                      Portfolio                    Portfolio
                                     ------------------------        ----------------------      -----------------------
                                            Year Ended                     Year Ended                   Year Ended
                                           December 31,                   December 31,                 December 31,
                                     ------------------------        ----------------------      -----------------------
                                        1997           1996             1997         1996           1997         1996
                                     ---------      ---------        --------      --------      ----------   ----------
Sale of shares....................     292,591        214,510         421,000       371,812      25,875,970   16,950,432
Shares issued in payment
   of dividends...................      35,242         27,071           1,659         2,189         512,275      483,722
Shares issued in payment
   of gain distributions..........        --             --            74,699        53,253          --            --
                                     ---------      ---------        --------      --------      ----------   ----------
Total.............................     327,833        241,581         497,358       427,254      26,388,245   17,434,154
                                     ---------      ---------        --------      --------      ----------   ----------
Shares redeemed...................    (128,619)      (165,022)       (264,028)     (156,642)    (27,507,851) (15,478,773)
                                     ---------      ---------        --------      --------      ----------   ----------
Increase (Decrease)
   in Shares......................     199,214         76,559         233,330       270,612      (1,119,606)   1,955,381
                                     =========      =========        ========      ========      ==========   ==========

                                                                         Communications
                                            Common Stock                 and Information                  Frontier
                                              Portfolio                     Portfolio                     Portfolio
                                      ------------------------       ----------------------       ------------------------
                                             Year Ended                    Year Ended                    Year Ended
                                            December 31,                  December 31,                  December 31,
                                     -------------------------       ----------------------       ------------------------
                                        1997           1996             1997         1996           1997           1996
                                     ---------      ----------       ---------    ---------       ---------     ----------

Sale of shares....................     706,222         676,407       2,968,727    2,058,865       1,172,506      1,141,808
Shares issued in payment
   of dividends...................      51,724          41,705          --            --             --             --
Shares issued in payment
   of gain distributions..........     436,215         286,354       1,783,179        --            255,874        229,516
                                     ---------      ----------       ---------    ---------       ---------      ---------
Total.............................   1,194,161       1,004,466       4,751,906    2,058,865       1,428,380      1,371,324
                                     ---------      ----------       ---------    ---------       ---------      ---------
Shares redeemed...................    (412,385)       (537,472)     (2,185,329)    (777,428)       (819,268)      (177,011)
                                     ---------      ----------       ---------    ---------       ---------      ---------
Increase in Shares................     781,776         466,994       2,566,577    1,281,437         609,112      1,194,313
                                     =========      ==========       =========    =========       =========      =========

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------------------

                                            Global Growth                Global Smaller                    Global
                                            Opportunities                   Companies                    Technology
                                              Portfolio                     Portfolio                     Portfolio
                                      ------------------------       ----------------------       -------------------------
                                             Year Ended                    Year Ended                    Year Ended
                                            December 31,                  December 31,                  December 31,
                                      ------------------------       ----------------------       -------------------------
                                        1997           1996*            1997         1996           1997            1996*
                                      ---------      ---------       --------      --------       ---------       ---------
Sale of shares......................    409,426        173,750        447,087       877,250         329,216         150,969
Shares issued in payment
   of dividends.....................      --               186          2,062         1,708             347            --
Shares issued in payment
   of gain distributions............      5,564          --            37,365        90,260          48,881           1,023
                                      ---------      ---------       --------      --------       ---------       ---------
Total...............................    414,990        173,936        486,514       969,218         378,444         151,992
                                      ---------      ---------       --------      --------       ---------       ---------
Shares redeemed.....................    (81,077)       (13,596)      (217,853)      (72,141)       (162,342)        (19,875)
                                      ---------      ---------       --------      --------       ---------       ---------
Increase in Shares..................    333,913        160,340        268,661       897,077         216,102         132,117
                                      =========      =========       ========      ========       =========       =========


                                           International                 High-Yield Bond                   Income
                                             Portfolio                      Portfolio                     Portfolio
                                     -------------------------       -----------------------     -------------------------
                                            Year Ended                     Year Ended                   Year Ended
                                           December 31,                   December 31,                 December 31,
                                     ------------------------        ----------------------      -------------------------
                                        1997           1996            1997          1996           1997           1996
                                     ---------      ---------        ---------     --------      ---------       ---------
Sale of shares......................  239,540         316,262        1,357,028      885,932        192,283         468,320
Shares issued in payment
   of dividends.....................    1,313           2,864          136,132       62,670         58,547          65,750
Shares issued in payment
   of gain distributions............   22,955           9,983           16,336        6,382         68,771          18,850
                                     ---------      ---------        ---------     --------      ---------       ---------
Total...............................  263,808         329,109        1,509,496      954,984        319,601         552,920
                                     ---------      ---------        ---------     --------      ---------       ---------
Shares redeemed..................... (144,243)       (108,146)        (547,725)    (242,875)      (342,394)       (443,660)
                                     ---------      ---------        ---------     --------      ---------       ---------
Increase (Decrease)
   in Shares........................  119,565         220,963          961,771      712,109        (22,793)        109,260
                                     =========      =========        =========     ========      =========       =========

-----------------
* For the period May 1, 1996, commencement of operations, to December 31, 1996.


8. Committed Line of Credit --Effective July 23, 1997, the Communications and Information Portfolio, Frontier Portfolio, Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, International Portfolio, and High-Yield Bond Portfolio, collectively, entered into a $12 million committed line of credit facility with a group of banks. Borrowings pursuant to the credit facility will be subject to interest at a rate equal to the federal funds rate plus 0.50% per annum. The participating Portfolios incur a commitment fee of 0.10% per annum on the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment will expire one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the participating Portfolios have not borrowed from the credit facility.

                            Seligman Portfolios, Inc.
------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------

   The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance, on a per share basis, from a Portfolio's beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.

   "Total return based on net asset value" measures each Portfolio's performance assuming that investors purchased shares of a Portfolio at net asset value at the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total returns exclude the effect of all administration fees and asset based sales charges associated with variable annuity contracts. The total returns for periods of less than one year are not annualized.

   "Average commission rate paid" represents the average commission paid by the Portfolios to purchase or sell portfolio securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commissions were paid. This rate is provided for all periods beginning January 1, 1996.


                                                                                  Bond Portfolio
                                                             -------------------------------------------------------
                                                                              Year Ended December 31,
                                                             -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                               1997        1996        1995       1994        1993
                                                              -------     -------     -------    -------     -------
Net Asset Value, Beginning of Year.......................     $9.890      $10.440     $9.270     $10.110     $10.660
                                                             -------     --------    -------    --------     -------
Net investment income....................................      0.538        0.565      0.605       0.499       0.713
Net realized and unrealized gain (loss) on investments...      0.350       (0.552)     1.171      (0.841)      0.142
                                                             -------     --------    -------    --------     -------
Increase (Decrease) from Investment Operations...........      0.888        0.013      1.776      (0.342)      0.855
Dividends paid...........................................     (0.538)      (0.563)    (0.606)     (0.498)     (0.711)
Distributions from net realized gain.....................        --          --          --         --        (0.694)
                                                             -------     --------    -------    --------     -------
Net Increase (Decrease) in Net Asset Value...............      0.350       (0.550)     1.170      (0.840)     (0.550)
                                                             -------     --------    -------    --------     -------
Net Asset Value, End of Year.............................    $10.240     $  9.890    $10.440    $  9.270     $10.110
                                                             =======     ========    =======    ========     =======
TOTAL RETURN BASED ON NET ASSET VALUE:                         8.98%        0.09%     19.18%     (3.39)%       7.98%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...........................      0.60%        0.60%      0.60%       0.60%       0.74%
Net investment income to average net assets..............      6.22%        5.97%      6.22%       5.12%       5.41%
Portfolio turnover.......................................    170.12%      199.74%    114.42%     237.23%      33.21%
Net Assets, End of Year (000s omitted)...................     $7,232       $5,015     $4,497      $3,606      $3,775
Without management fee waiver and
   expense reimbursement:+
   Net investment income per share.......................     $0.515       $0.545     $0.571      $0.430      $0.675
   Ratios:
   Expenses to average net assets........................      0.83%        0.79%      0.99%       1.31%       1.07%
   Net investment income to average net assets...........      5.99%        5.78%      5.83%       4.41%       5.08%



--------------------------
+ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
  See Notes to Financial Statements.

                                  --P-63--

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights  (continued)
-------------------------------------------------------------------------------

                                                                                 Capital Portfolio
                                                              -----------------------------------------------------
                                                                                Year Ended December 31,
                                                              ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                1997       1996        1995       1994        1993
                                                              -------     -------     -------    -------     -------
Net Asset Value, Beginning of Year......................      $16.010     $14.910     $12.700    $14.950     $16.980
                                                              -------     -------     -------    -------     -------
Net investment income...................................        0.029       0.043       0.048      0.015       0.021
Net realized and unrealized gain (loss) on investments..        3.350       2.121       3.385     (0.699)      1.928
                                                              -------     -------     -------    -------     -------
Increase (Decrease) from Investment Operations..........        3.379       2.164       3.433     (0.684)      1.949
Dividends paid..........................................       (0.028)     (0.042)     (0.047)    (0.018)     (0.021)
Distributions from net realized gain....................       (1.261)     (1.022)     (1.176)    (1.548)     (3.958)
                                                              -------     -------     -------    -------     -------
Net Increase (Decrease) in Net Asset Value..............        2.090       1.100       2.210     (2.250)     (2.030)
                                                              -------     -------     -------    -------     -------
Net Asset Value, End of Year............................      $18.100     $16.010     $14.910    $12.700     $14.950
                                                              =======     =======     =======    =======     =======
TOTAL RETURN BASED ON NET ASSET VALUE:                         21.31%      14.51%      27.17%     (4.59)%      11.65%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................        0.60%       0.59%       0.60%       0.60%       0.71%
Net investment income to average net assets.............        0.16%       0.29%       0.32%       0.10%       0.09%
Portfolio turnover......................................       93.97%      88.78%     122.20%      67.39%      65.30%
Average commission rate paid............................      $0.0567     $0.0557
Net Assets, End of Year (000s omitted)..................      $20,400     $14,313      $9,294      $5,942      $5,886
Without management fee waiver and
   expense reimbursement:+
   Net investment income (loss) per share...............       $0.026                  $0.035     $(0.036)    $(0.003)
   Ratios:
   Expenses to average net assets.......................        0.62%                   0.71%       0.96%       0.83%
   Net investment income (loss) to average net assets...        0.14%                   0.21%     (0.26)%     (0.03)%



                                                                             Cash Management Portfolio
                                                               -----------------------------------------------------
                                                                              Year Ended December 31,
                                                               ------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:                               1997       1996        1995        1994        1993
                                                               ------      ------      ------     ------      ------

Net Asset Value, Beginning of Year......................       $1.000      $1.000     $1.000      $1.000      $1.000
Net investment income...................................        0.054       0.053      0.055       0.040       0.030
Dividends paid..........................................       (0.054)     (0.053)    (0.055)     (0.040)     (0.030)
                                                               ------      ------      ------     ------      ------
Net Asset Value, End of Year............................       $1.000      $1.000     $1.000      $1.000      $1.000
                                                               ======      ======     ======      ======      ======
TOTAL RETURN BASED ON NET ASSET VALUE:                          5.52%       5.43%      5.60%       4.03%       3.00%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..........................          --          --         --          --          --
Net investment income to average net assets.............        5.39%       5.30%      5.48%       3.98%       2.96%
Net Assets, End of Year (000s omitted)..................       $8,635      $9,755     $7,800      $3,230      $3,102
Without management fee waiver and
   expense reimbursement:+
   Net investment income per share......................       $0.046      $0.047     $0.046      $0.025     $ 0.019
   Ratios:
   Expenses to average net assets.......................        0.79%       0.63%      0.87%       1.48%       1.07%
   Net investment income to average net assets..........        4.60%       4.67%      4.61%       2.50%       1.89%

--------------------------
+ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
  See Notes to Financial Statements.

                                    --P-64--

                             Seligman Portfolios, Inc.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                                              Common Stock Portfolio
                                                             -------------------------------------------------------
                                                                              Year Ended December 31,
                                                             --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                               1997        1996        1995        1994        1993
                                                              -------     -------     -------    -------     -------
Net Asset Value, Beginning of Year.......................     $15.920     $15.440     $13.780    $14.980     $15.600
                                                              -------     -------     -------    -------     -------
Net investment income....................................       0.328       0.334       0.349      0.365       0.392
Net realized and unrealized gain (loss) on investments...       3.013       2.789       3.400     (0.356)      1.479
                                                              -------     -------     -------    -------     -------
Increase from Investment Operations......................       3.341       3.123       3.749      0.009       1.871
Dividends paid...........................................      (0.316)     (0.336)     (0.345)    (0.385)     (0.394)
Distributions from net realized gain.....................      (2.665)     (2.307)     (1.744)    (0.824)     (2.097)
                                                              -------     -------     -------    -------     -------
Net Increase (Decrease) in Net Asset Value...............       0.360       0.480       1.660     (1.200)     (0.620)
                                                              -------     -------     -------    -------     -------
Net Asset Value, End of Year.............................     $16.280     $15.920     $15.440    $13.780     $14.980
                                                              =======     =======     =======    =======     =======
TOTAL RETURN BASED ON NET ASSET VALUE:                         21.31%      20.08%      27.28%      0.04%      11.94%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...........................       0.53%       0.53%       0.54%      0.60%       0.55%
Net investment income to average net assets..............       1.92%       1.99%       2.42%      2.45%       2.10%
Portfolio turnover.......................................      80.13%      50.33%      55.48%     15.29%      10.70%
Average commission rate paid.............................     $0.0594     $0.0561
Net Assets, End of Year (000s omitted) ..................     $50,737     $37,168     $28,836    $20,168     $21,861
Without management fee waiver and
   expense reimbursement:++
   Net investment income per share.......................                                         $0.361
   Ratios:
   Expenses to average net assets........................                                          0.62%
   Net investment income to average net assets...........                                          2.43%



                                                                    Communications and Information Portfolio
                                                             ---------------------------------------------------------

                                                                                                          10/11/94*
                                                                     Year Ended December 31,                 to
                                                              ----------------------------------
 PER SHARE OPERATING PERFORMANCE:                               1997         1996           1995          12/31/94
                                                              -------       -------       -------         ---------
Net Asset Value, Beginning of Year.......................     $14.690       $13.500       $10.440          $10.000
                                                              -------       -------       -------          -------
Net investment loss......................................        --            --             --            (0.016)
Net realized and unrealized gain on investments..........       3.049         1.190         4.015            0.456
                                                               ------       -------       -------          -------
Increase from Investment Operations......................       3.049         1.190         4.015            0.440
Dividends paid...........................................        --            --             --              --
Distributions from net realized gain.....................      (4.649)         --          (0.955)            --
                                                              -------       -------       -------          -------
Net Increase (Decrease) in Net Asset Value...............      (1.600)        1.190         3.060            0.440
                                                              -------       -------       -------          -------
Net Asset Value, End of Year.............................     $13.090       $14.690       $13.500          $10.440
                                                              =======       =======       =======          =======
TOTAL RETURN BASED ON NET ASSET VALUE:                         22.22%         8.81%        38.55%            4.40%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...........................       0.87%         0.87%         0.95%            0.95%+
Net investment loss to average net assets................     (0.49)%       (0.32)%       (0.89)%          (0.95)%+
Portfolio turnover.......................................     277.14%       167.20%        96.62%             --
Average commission rate paid.............................     $0.0511       $0.0530
Net Assets, End of Year (000s omitted)...................     $87,633       $60,645       $38,442             $495
Without management fee waiver and
   expense reimbursement:++
   Net investment loss per share.........................                                                  $(0.436)
   Ratios:
   Expenses to average net assets........................                                                    13.96%+
   Net investment loss to average net assets.............                                                  (13.96)%+

---------------------
  * Commencement of investment operations.
  + Annualized.
 ++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
    See Notes to Financial Statements.

                                      --P-65 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights  (continued)
-------------------------------------------------------------------------------

                                                                                                            Global Growth
                                                                                                            Opportunities
                                                                        Frontier Portfolio                    Portfolio
                                                             ----------------------------------------     ------------------
                                                                                            10/11/94*       Year      5/1/96**
                                                                 Year Ended December 31,       to           Ended       to
                                                             ----------------------------
PER SHARE OPERATING PERFORMANCE:                               1997     1996      1995      12/31/94       12/31/97   12/31/96
                                                             -------   -------   -------    --------       --------   --------
Net Asset Value, Beginning of Year.......................    $14.980   $13.560   $10.580    $10.000        $ 9.910     $10.000
                                                             -------   -------   -------    -------        -------     -------
Net investment income (loss).............................       --       0.001    (0.001)    (0.012)         0.006       0.008
Net realized and unrealized gain on investments..........      2.386     3.220     3.512      0.592          1.799       0.018
Net realized and unrealized loss on
   foreign currency transactions.........................       --        --        --         --           (0.561)     (0.104)
                                                              -------   -------   -------   -------        -------     -------
Increase (Decrease) from Investment Operations...........      2.386     3.221     3.511      0.580          1.244      (0.078)
Dividends paid...........................................        --        --        --         --            --        (0.012)
Distributions from net realized gain.....................     (1.586)   (1.801)   (0.531)       --          (0.124)      --
                                                             -------   -------   -------   --------        -------     -------
Net Increase (Decrease) in Net Asset Value...............      0.800     1.420     2.980      0.580          1.120      (0.090)
                                                             -------   -------   -------   -------        -------     -------
Net Asset Value, End of Year.............................    $15.780   $14.980   $13.560    $10.580        $11.030    $  9.910
                                                             =======   =======   =======    =======        =======    ========
TOTAL RETURN BASED ON NET ASSET VALUE: ..................     16.33%    23.93%    33.28%      5.80%         12.57%     (0.78)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...........................      0.89%     0.92%     0.95%      0.95%+         1.40%       1.40%+
Net investment income (loss) to average net assets.......    (0.49)%   (0.37)%   (0.55)%    (0.70)%+         0.01%       0.37%+
Portfolio turnover.......................................    101.68%   119.74%   106.48%      --            77.85%      12.99%
Average commission rate paid.............................    $0.0539   $0.0532                             $0.0289     $0.0522
Net Assets, End of Year (000s omitted)...................    $42,973   $31,672   $12,476       $169         $5,449      $1,590
Without management fee waiver and
   expense reimbursement:++
   Net investment loss per share.........................                        $(0.019)   $(1.319)       $(0.072)    $(0.255)
   Ratios:
   Expenses to average net assets........................                          1.37%     40.47%+         2.11%       6.04%+
   Net investment loss to average net assets.............                        (0.97)%   (40.22)%+       (0.70)%     (4.27)%+

-----------------------
  * Commencement of investment operations.
 ** Commencement of operations.
  + Annualized.
 ++ The Manager and/or Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
    See Notes to Financial Statements.

                                     --P-66--

                           Seligman Portfolios, Inc.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                                                                                Global
                                                                      Global Smaller                          Technology
                                                                    Companies Portfolio                       Portfolio
                                                             ---------------------------------          -------------------
                                                                                            10/11/94*     Year     5/1/96**
                                                               Year Ended December 31,         to         Ended       to
                                                             ---------------------------
PER SHARE OPERATING PERFORMANCE:                               1997     1996      1995      12/31/94    12/31/97   12/31/96
                                                             -------   -------   -------    --------    --------   --------
Net Asset Value, Beginning of Year.......................    $12.870   $11.670   $10.310    $10.000    $10.320     $10.000
                                                             -------   -------   -------    -------    -------     -------
Net investment income (loss).............................      0.016     0.022     0.051      0.058      0.012      (0.004)
Net realized and unrealized gain on investments..........      1.166     2.305     2.037      0.266      2.151       0.305
Net realized and unrealized gain (loss) on
   foreign currency transactions.........................     (0.747)   (0.158)   (0.301)     0.029     (0.194)      0.099
                                                             -------   -------   -------    -------    -------     -------
Increase from Investment Operations......................      0.435     2.169     1.787      0.353      1.969       0.400
Dividends paid...........................................     (0.017)   (0.018)   (0.052)    (0.043)    (0.012)       --
Distributions from net realized gain.....................     (0.308)   (0.951)   (0.375)      --       (1.687)     (0.080)
                                                             -------   -------   -------    -------    -------     -------
Net Increase in Net Asset Value..........................      0.110     1.200     1.360      0.310      0.270       0.320
                                                             -------   -------   -------    -------    -------     -------
Net Asset Value, End of Year ............................    $12.980   $12.870   $11.670    $10.310    $10.590     $10.320
                                                             =======   =======   =======    =======    =======     =======
TOTAL RETURN BASED ON NET ASSET VALUE:                         3.43%    18.66%    17.38%      3.53%     19.53%       4.01%

RATIOS/SUPPLEMENTAL DATA
Expenses to average net assets...........................      1.40%     1.40%     1.39%      1.20%+     1.40%       1.40%+
Net investment income to average net assets..............      0.24%     0.23%     0.64%      3.14%+     0.12%       0.60%+
Portfolio turnover.......................................     64.81%    62.31%    55.65%       --      167.36%      45.04%
Average commission rate paid.............................    $0.0183   $0.0219                         $0.0228     $0.0160
Net Assets, End of Year (000s omitted)...................    $20,505   $16,876    $4,837       $132     $3,686      $1,364
Without management fee waiver and
   expense reimbursement:++
   Net investment income (loss) per share ...............     $0.006   $(0.044)  $(0.051)   $(1.225)   $(0.070)    $(0.202)
   Ratios:
   Expenses to average net assets........................      1.56%     1.90%     3.84%     37.25%+     2.10%       4.71%+
   Net investment income (loss) to average net assets....      0.08%   (0.27)%   (1.81)%   (32.91)%+   (0.58)%     (2.71)%+

------------------------
  * Commencement of investment operations.
 ** Commencement of operations.
  + Annualized.
 ++ The Manager and Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
    See Notes to Financial Statements.

                                    --P-67--

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights  (continued)
-------------------------------------------------------------------------------

                                                                International                               High-Yield Bond
                                                                   Portfolio                                    Portfolio
                                                ----------------------------------------------        ----------------------------
                                                                                        5/3/93*          Year Ended        5/1/95*
                                                        Year Ended December 31,           to             December 31,        to
                                                 -----------------------------------                   ----------------
PER SHARE OPERATING PERFORMANCE:                 1997     1996      1995      1994      12/31/93       1997      1996     12/31/95
                                               -------   -------   -------   -------    --------      -------   -------   --------
Net Asset Value, Beginning of Year..........   $12.960   $12.390   $11.340   $11.370    $10.000       $11.190   $10.500   $10.000
                                               -------   -------   -------   -------    -------       -------   -------   -------
Net investment income.......................     0.026     0.074     0.154     0.131      0.021         0.908     0.768    0.218
Net realized and unrealized gain (loss)
   on investments...........................     2.110     1.124     0.896    (0.306)     1.518         0.780     0.766    0.519
Net realized and unrealized gain (loss) on
   foreign currency transactions ...........    (1.057)   (0.323)    0.236     0.325     (0.099)          --        --       --
                                               -------   -------   -------    ------    -------       -------   -------  -------
Increase from Investment Operations.........     1.079     0.875     1.286     0.150      1.440         1.688     1.534    0.737
Dividends paid..............................    (0.027)   (0.068)   (0.151)   (0.064)    (0.053)       (0.900)   (0.766)  (0.219)
Distributions from net realized gain........    (0.472)   (0.237)   (0.085)   (0.116)    (0.017)       (0.108)   (0.078)  (0.018)
                                               -------   -------   -------    ------    -------       -------   -------  -------
Net Increase (Decrease) in Net Asset Value..     0.580     0.570     1.050    (0.030)     1.370         0.680     0.690    0.500
                                               -------   -------   -------    ------    -------       -------   -------  -------
Net Asset Value, End of Year................   $13.540   $12.960   $12.390   $11.340    $11.370       $11.870   $11.190  $10.500
                                               =======   =======   =======   =======    =======       =======   =======  =======
TOTAL RETURN BASED ON NET ASSET VALUE:           8.35%     7.08%    11.34%     1.32%     14.40%        15.09%    14.62%    7.37%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..............     1.40%     1.40%     1.35%     1.20%      1.20%+        0.70%     0.70%    0.70%+
Net investment income to average net assets.     0.43%     0.70%     1.01%     1.17%      1.30%+        9.61%     9.77%    7.46%+
Portfolio turnover..........................    89.43%    48.53%    41.40%    47.34%      2.82%        74.54%   117.01%   67.55%
Average commission rate paid................   $0.0214   $0.0191
Net Assets, End of Year (000s omitted)......    $9,182    $7,242    $4,183    $1,776       $648       $23,268   $11,176   $3,009
Without management fee waiver and
   expense reimbursement:++
   Net investment income (loss) per share...   $(0.069)  $(0.042)   $0.001   $(0.419)   $(1.004)       $0.897    $0.747   $0.117
   Ratios:
   Expenses to average net assets...........     2.07%     2.30%     3.40%     6.12%     17.94%+        0.79%     0.88%    4.38%+
   Net investment income (loss) to average
     net assets.............................   (0.24)%   (0.20)%   (1.04)%   (3.75)%   (15.44)%+        9.52%     9.59%    3.78%+

-----------------------
  * Commencement of operations.
  + Annualized.
 ++ The Manager and/or Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
    See Notes to Financial Statements.

                               --P-68--

                            Seligman Portfolios, Inc.

------------------------------------------------------------------------------

------------------------------------------------------------------------------


                                                                                 Income Portfolio
                                                            -------------------------------------------------------
                                                                              Year Ended December 31,
                                                            -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                             1997        1996        1995       1994         1993
                                                            -------     -------     -------    -------     --------
Net Asset Value, Beginning of Year.......................   $10.520     $10.560      $9.970    $11.380      $11.390
                                                            -------     -------     -------    -------      -------
Net investment income....................................     0.556       0.579       0.604      0.689        0.828
Net realized and unrealized gain (loss) on investments...     0.907       0.126       1.187     (1.369)       0.576
                                                            -------     -------     -------    -------      -------
Increase (Decrease) from Investment Operations...........     1.463       0.705      1.791      (0.680)       1.404
Dividends paid...........................................    (0.544)     (0.579)    (0.604)     (0.730)      (0.828)
Distributions from net realized gain.....................    (0.639)     (0.166)    (0.597)       --         (0.586)
                                                            -------     -------    -------     -------      -------
Net Increase (Decrease) in Net Asset Value...............     0.280      (0.040)     0.590      (1.410)      (0.010)
                                                            -------     -------    -------     -------      -------
Net Asset Value, End of Year.............................   $10.800     $10.520    $10.560      $9.970      $11.380
                                                            =======     =======    =======     =======      =======
TOTAL RETURN BASED ON NET ASSET VALUE:                       14.02%       6.66%     17.98%     (5.96)%       12.37%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...........................     0.60%       0.59%      0.60%       0.60%        0.64%
Net investment income to average net assets..............     4.71%       5.37%      5.55%       6.34%        6.40%
Portfolio turnover.......................................    96.99%      19.59%     51.22%      29.76%       38.38%
Average commission rate paid.............................   $0.0544     $0.0600
Net Assets, End of Year (000s omitted)...................   $13,835     $13,717    $12,619     $10,050      $11,220
Without management fee waiver and
   expense reimbursement:+
   Net investment income per share.......................    $0.553                 $0.602      $0.670       $0.826
   Ratios:
   Expenses to average net assets........................     0.63%                  0.62%       0.77%        0.65%
   Net investment income to average net assets...........     4.68%                  5.53%       6.17%        6.39%

---------------------------
+The Manager, at its discretion, waived management fees for certain periods presented.
 See Notes to Financial Statements.

                                   --P-69--

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors
-------------------------------------------------------------------------------

The Directors and Shareholders,
Seligman Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Portfolios, Inc. (comprising, respectively, the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio, Seligman Henderson International Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio, collectively referred to as the "Fund") as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Seligman Portfolios, Inc. at December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                      /s/ Ernst & Young LLP
                                                      ----------------------
New York, New York
February 6, 1998

                                      -- P-70 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Board of Directors
-------------------------------------------------------------------------------

John R. Galvin 2
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Corporation
Director, USLIFE Corporation

Alice S. Ilchman 3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc.

Betsy S. Michel 2
Trustee, Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. George's School

William C. Morris 1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm
Director, Public Service Enterprise Group

James Q. Riordan 3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service

Richard R. Schmaltz 1
Managing Director,
   J. & W. Seligman & Co. Incorporated
Trustee Emeritus, Colby College

Robert L. Shafer 3
Retired Vice President, Pfizer Inc.
Director, USLIFE Corporation

James N. Whitson 2
Executive Vice President and Director,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, CommScope, Inc.

Brian T. Zino 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.

Director Emeritus
Fred E. Brown
Director and Consultant,
   J. & W. Seligman & Co. Incorporated



----------------------------------
Member:
1 Executive Committee
2 Audit Committee
3 Director Nominating Committee

                                    - P-71 -

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Executive Officers
-------------------------------------------------------------------------------

William C. Morris
Chairman

BrianT.Zino
President

Brian Ashford-Russell
Vice President

Daniel J. Charleston
Vice President

Iain C. Clark
Vice President

Leonard J. Lovito
Vice President

Nitin Mehta
Vice President

Arsen Mrakovcic
Vice President


Charles C. Smith, Jr.
Vice President

Lawrence P. Vogel
Vice President

Paul H. Wick
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

------------------------------------------------------------------------------

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

Subadviser
Seligman Henderson Co.
100 Park Avenue
New York, New York 10017

General Distributor
Seligman Financial Services, Inc.
100 Park Avenue
New York, New York 10017

Custodians
Investors Fiduciary Trust Company
Morgan Stanley Trust Company

General Counsel
Sullivan & Cromwell

Independent Auditors
Ernst & Young LLP

                                    - P-72 -